UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 5.5%

120,000	Lockheed Martin Corporation	$13,160,400

333,100	Raytheon Company	17,824,181
	Total Aerospace & Defense	30,984,581

	Biotechnology – 4.2%

202,500	Amgen Inc., (2)	12,002,175

625,800	Sepracor Inc., (2)	11,458,398
	Total Biotechnology	23,460,573

	Capital Markets – 5.8%

704,100	JPMorgan Chase & Co.	32,881,470
	Commercial Services & Supplies – 4.3%

736,600	Pitney Bowes Inc.	24,499,316
	Communications Equipment – 4.4%

3,500,000	Motorola, Inc.	24,990,000
	Computers & Peripherals – 0.6%

3,500,000	Quantum Corporation, (2)	3,675,000
	Containers & Packaging – 2.2%

534,100	Packaging Corp. of America	12,380,438
	Diversified Financial Services – 1.2%

330,000	Citigroup Inc.	6,768,300
	Food Products – 1.3%

465,000	Smithfield Foods, Inc., (2)	7,384,200
	Health Care Providers & Services – 1.2%

180,800	Aetna Inc.	6,528,688
	Independent Power Producers & Energy Traders – 2.7%

610,000	NRG Energy Inc., (2)	15,097,500
	Insurance – 9.1%

325,000	Aon Corporation	14,612,000

1,413,700	Genworth Financial Inc., Class A	12,171,957

598,700	Hartford Financial Services Group, Inc.	24,540,713
	Total Insurance	51,324,670

	Machinery – 4.7%

295,800	Ingersoll Rand Company Limited, Class A	9,220,086

602,300	Timken Company	17,075,205
	Total Machinery	26,295,291

	Media – 10.1%

683,050	CBS Corporation, Class B	9,958,869

1,430,000	Interpublic Group Companies, Inc., (2)	11,082,500

1,450,000	Viacom Inc., Class B, (2)	36,018,000
	Total Media	57,059,369

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Metals & Mining – 10.1%

836,429	AngloGold Ashanti Limited, Sponsored ADR	$19,321,510

700,000	Barrick Gold Corporation	25,718,000

151,700	United States Steel Corporation	11,773,437
	Total Metals & Mining	56,812,947

	Mortgage REIT – 1.0%

2,875,070	Friedman, Billings, Ramsey Group, Inc., Class A, (2)	5,750,140
	Oil, Gas & Consumable Fuels – 13.3%

217,900	Apache Corporation	22,722,612

115,000	Hess Corporation	9,439,200

436,200	Noble Energy, Inc.	24,248,358

635,000	Talisman Energy Inc.	9,029,700

988,800	Warren Resources Inc., (2)	9,868,224
	Total Oil, Gas & Consumable Fuels	75,308,094

	Paper & Forest Products – 2.0%

1,150,000	Sappi Limited, Sponsored ADR	11,500,000
	Pharmaceuticals – 3.5%

600,000	Sanofi-Aventis, ADR	19,722,000
	Semiconductors & Equipment – 1.0%

1,201,953	Mattson Technology, Inc., (2)	5,685,238
	Software – 7.9%

2,237,177	CA Inc.	44,654,052
	Tobacco – 3.9%

149,532	Lorillard Inc.	10,639,202

235,000	Philip Morris International	11,303,500
	Total Tobacco	21,942,702

	Total Investments (cost $681,552,302) – 100.0%	564,704,569

	Other Assets Less Liabilities – 0.0%	122,557

	Net Assets – 100%	$564,827,126

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$564,704,569	$—	$—	$564,704,569

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $681,584,639.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$76,397,610
Depreciation	(193,277,680)
Net unrealized appreciation (depreciation) of investments	$(116,880,070)

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 91.1%

	Aerospace & Defense – 5.3%

6,400	Lockheed Martin Corporation	$701,888

13,400	Raytheon Company	717,034
	Total Aerospace & Defense	1,418,922

	Biotechnology – 2.4%

10,700	Amgen Inc., (2)	634,189
	Capital Markets – 6.0%

34,300	JPMorgan Chase & Co.	1,601,810
	Commercial Banks – 3.1%

22,100	Wells Fargo & Company	829,413
	Commercial Services & Supplies – 4.2%

33,600	Pitney Bowes Inc.	1,117,536
	Communications Equipment – 3.7%

136,900	Motorola, Inc.	977,466
	Diversified Financial Services – 1.5%

19,900	Citigroup Inc.	408,149
	Diversified Telecommunication Services – 1.8%

14,100	AT&T Inc.	393,672

16,000	Sprint Nextel Corporation	97,600
	Total Diversified Telecommunication Services	491,272

	Electronic Equipment & Instruments – 0.3%

3,200	Agilent Technologies, Inc., (2)	94,912
	Food Products – 1.5%

11,976	Kraft Foods Inc.	392,214
	Health Care Providers & Services – 0.9%

7,050	Aetna Inc.	254,576
	Household Products – 2.0%

8,200	Kimberly-Clark Corporation	531,688
	Independent Power Producers & Energy Traders – 1.7%

18,400	NRG Energy Inc., (2)	455,400
	Insurance – 8.3%

12,500	Aon Corporation	562,000

60,100	Genworth Financial Inc., Class A	517,461

18,800	Hartford Financial Services Group, Inc.	770,612

9,441	Loews Corporation	372,825
	Total Insurance	2,222,898

	Machinery – 2.9%

7,000	Illinois Tool Works Inc.	311,150

14,600	Ingersoll Rand Company Limited, Class A	455,082
	Total Machinery	766,232

	Media – 7.4%

21,300	CBS Corporation, Class B	310,554

16,200	Comcast Corporation, Special Class A	319,464

Shares	Description (1)	Value

	Media (continued)

13,000	Liberty Media Holding Corporation Interactive, Class A, (2)	$167,830

47,000	Viacom Inc., Class B, (2)	1,167,480
	Total Media	1,965,328

	Metals & Mining – 8.3%

29,101	AngloGold Ashanti Limited, Sponsored ADR	672,233

28,500	Barrick Gold Corporation	1,047,090

6,400	United States Steel Corporation	496,704
	Total Metals & Mining	2,216,027

	Oil, Gas & Consumable Fuels – 11.6%

10,400	Apache Corporation	1,084,512

2,000	ConocoPhillips	146,500

5,700	Hess Corporation	467,856

18,400	Noble Energy, Inc.	1,022,856

26,600	Talisman Energy Inc.	378,252
	Total Oil, Gas & Consumable Fuels	3,099,976

	Paper & Forest Products – 1.2%

12,300	International Paper Company	322,014
	Pharmaceuticals – 2.6%

21,000	Sanofi-Aventis, ADR	690,270
	Software – 10.2%

92,200	CA Inc.	1,840,312

32,700	Microsoft Corporation	872,763
	Total Software	2,713,075

	Tobacco – 4.2%

8,000	Altria Group, Inc.	158,720

5,661	Lorillard Inc.	402,780

11,400	Philip Morris International	548,340
	Total Tobacco	1,109,840

	Total Common Stocks (cost $29,275,598)	24,313,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 9.0%

$2,401	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $2,400,818, collateralized by $2,455,000 U.S. Treasury Bills, 0.000%, due 12/18/08, value $2,453,773	0.100%	10/01/08	$2,400,811

	Total Short-Term Investments (cost $2,400,811)			2,400,811

	Total Investments (cost $31,676,409) – 100.1%			26,714,018

	Other Assets Less Liabilities – (0.1)%			(31,181)

	Net Assets – 100%			$26,682,837

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

September 30, 2008

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$26,714,018	$—	$—	$26,714,018

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $31,798,482.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$864,860
Depreciation	(5,949,324)
Net unrealized appreciation (depreciation) of investments	$(5,084,464)

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.7%

	Biotechnology – 3.5%

67,900	Sepracor Inc., (2)	$1,243,249
	Building Products – 2.1%

81,450	Griffon Corporation, (2)	734,679
	Chemicals – 1.8%

24,050	Rockwood Holdings Inc., (2)	617,123
	Computers & Peripherals – 2.7%

163,100	Brocade Communications Systems Inc., (2)	949,242
	Containers & Packaging – 3.5%

14,800	Packaging Corp. of America	343,064

57,100	Temple-Inland Inc.	871,346
	Total Containers & Packaging	1,214,410

	Electric Utilities – 1.2%

57,000	Reliant Energy Inc., (2)	418,950
	Electrical Equipment – 5.1%

15,750	Acuity Brands Inc.	657,720

18,700	General Cable Corporation, (2)	666,281

7,200	Lincoln Electric Holdings Inc.	463,032
	Total Electrical Equipment	1,787,033

	Electronic Equipment & Instruments – 9.3%

45,750	Arrow Electronics, Inc., (2)	1,199,565

48,100	Avnet Inc., (2)	1,184,703

24,650	Coherent Inc., (2)	876,308
	Total Electronic Equipment & Instruments	3,260,576

	Energy Equipment & Services – 1.8%

64,600	Acergy S.A., ADR	649,876
	Food Products – 2.6%

56,400	Smithfield Foods, Inc., (2)	895,632
	Health Care Providers & Services – 2.9%

34,700	Community Health Systems Inc., (2)	1,017,057
	Household Durables – 3.6%

72,700	Newell Rubbermaid Inc.	1,254,802
	Independent Power Producers & Energy Traders – 2.0%

27,900	NRG Energy Inc., (2)	690,525
	Insurance – 8.5%

30,600	Hanover Insurance Group Inc.	1,392,912

47,100	Tower Group Inc.	1,109,676

19,100	Unum Group	479,410
	Total Insurance	2,981,998

	Machinery – 4.6%

27,200	Kennametal Inc.	737,664

35,170	Sauer-Danfoss, Inc.	868,347
	Total Machinery	1,606,011

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Metals & Mining – 6.9%

15,700	AngloGold Ashanti Limited, Sponsored ADR	$362,670

10,900	Carpenter Technology Inc.	279,585

8,050	Century Aluminum Company, (2)	222,905

53,600	Gibraltar Industries Inc.	1,002,856

14,150	Reliance Steel & Aluminum Company	537,276
	Total Metals & Mining	2,405,292

	Mortgage REIT – 0.4%

71,950	Friedman, Billings, Ramsey Group, Inc., Class A, (2)	143,900
	Multiline Retail – 2.2%

25,250	Casey’s General Stores, Inc.	761,793
	Oil, Gas & Consumable Fuels – 5.1%

5,800	Bill Barrett Corporation, (2)	186,238

8,700	Denbury Resources Inc., (2)	165,648

34,700	Petroquest Energy Inc., (2)	532,645

24,800	St Mary Land and Exploration Company	884,120
	Total Oil, Gas & Consumable Fuels	1,768,651

	Paper & Forest Products – 12.1%

59,948	AbitibiBowater Inc., (2)	231,999

279,500	Domtar Corporation, (2)	1,285,700

54,800	MeadWestvaco Corporation	1,277,388

81,200	Sappi Limited, Sponsored ADR	812,000

62,650	Wausau Paper Corp.	634,645
	Total Paper & Forest Products	4,241,732

	Personal Products – 1.6%

28,900	Elizabeth Arden, Inc., (2)	567,307
	Specialty Retail – 3.4%

175,400	Pacific Sunwear of California, Inc., (2)	1,180,442
	Textiles, Apparel & Luxury Goods – 1.1%

14,150	Fossil Inc., (2)	399,455
	Thrifts & Mortgage Finance – 5.5%

100,400	People’s United Financial, Inc.	1,932,697
	Trading Companies & Distributors – 2.2%

23,550	WESCO International Inc., (2)	757,839
	Total Common Stocks (cost $42,354,692)	33,480,271

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

$447	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $446,614, collateralized by $460,000 U.S. Treasury Bills, 0.000%, due 12/26/08, value $459,425	0.100%	10/01/08	$446,613

	Total Short-Term Investments (cost $446,613)			446,613

	Total Investments (cost $42,801,305) – 97.0%			33,926,884

	Other Assets Less Liabilities – 3.0%			1,049,837

	Net Assets – 100%			$34,976,721

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$33,926,884	$—	$—	$33,926,884

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $42,802,154.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$1,165,996
Depreciation	(10,041,266)
Net unrealized appreciation (depreciation) of investments	$(8,875,270)

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 93.9%

	Biotechnology – 3.5%

296,700	Sepracor Inc., (2)	$5,432,577
	Building Products – 2.3%

389,650	Griffon Corporation, (2)	3,514,643
	Chemicals – 1.5%

118,100	Ferro Corporation	2,373,810
	Communications Equipment – 1.9%

87,400	CommScope Inc., (2)	3,027,536
	Computers & Peripherals – 0.4%

632,900	Quantum Corporation, (2)	664,545
	Containers & Packaging – 2.7%

272,100	Temple-Inland Inc.	4,152,246
	Electrical Equipment – 7.1%

67,500	Acuity Brands Inc.	2,818,800

126,500	Belden Inc.	4,021,435

81,650	General Cable Corporation, (2)	2,909,190

21,900	Lincoln Electric Holdings Inc.	1,408,389
	Total Electrical Equipment	11,157,814

	Electronic Equipment & Instruments – 3.2%

573,700	GSI Group, Inc., (2)	2,025,161

348,700	Keithley Instruments, Inc.	2,918,619
	Total Electronic Equipment & Instruments	4,943,780

	Energy Equipment & Services – 1.9%

300,700	Acergy S.A., ADR	3,025,042
	Food Products – 1.6%

152,812	Smithfield Foods, Inc., (2)	2,426,655
	Health Care Providers & Services – 3.7%

153,200	Community Health Systems Inc., (2)	4,490,292

81,400	Skilled Healthcare Group Inc., (2)	1,293,446
	Total Health Care Providers & Services	5,783,738

	Hotels, Restaurants & Leisure – 2.9%

165,700	Bob Evans Farms	4,521,953
	Household Durables – 3.0%

267,500	Hooker Furniture Corporation	4,748,125
	Household Products – 4.5%

196,070	WD-40 Company	7,044,795
	Insurance – 6.8%

200,550	Aspen Insurance Holdings Limited	5,515,125

214,800	PMA Capital Corporation, Class A, (2)	1,894,536

135,550	Tower Group Inc.	3,193,558
	Total Insurance	10,603,219

Shares	Description (1)	Value

	Machinery – 9.7%

144,600	Albany International Corporation, Class A	$3,951,918

109,259	Kadant Inc., (2)	2,487,827

116,040	Kennametal Inc.	3,147,005

52,400	RBC Bearings Inc., (2)	1,765,356

152,850	Sauer-Danfoss, Inc.	3,773,867
	Total Machinery	15,125,973

	Metals & Mining – 3.5%

36,000	Century Aluminum Company, (2)	996,840

235,900	Gibraltar Industries Inc.	4,413,689
	Total Metals & Mining	5,410,529

	Mortgage REIT – 0.8%

240,929	Anthracite Capital, Inc.	1,291,379
	Multiline Retail – 2.1%

110,950	Casey’s General Stores, Inc.	3,347,362
	Oil, Gas & Consumable Fuels – 6.4%

149,950	Approach Resources Inc., (2)	2,168,277

83,600	Bill Barrett Corporation, (2)	2,684,396

224,400	Cano Petroleum Inc., (2)	518,364

460,250	Warren Resources Inc., (2)	4,593,295
	Total Oil, Gas & Consumable Fuels	9,964,332

	Paper & Forest Products – 11.6%

187,038	AbitibiBowater Inc., (2)	723,837

318,503	Buckeye Technologies Inc., (2)	2,608,540

432,900	Domtar Corporation, (2)	1,991,340

154,153	Glatfelter	2,087,232

558,500	Sappi Limited, Sponsored ADR	5,585,000

510,994	Wausau Paper Corp.	5,176,369
	Total Paper & Forest Products	18,172,318

	Personal Products – 1.6%

127,100	Elizabeth Arden, Inc., (2)	2,494,973
	Road & Rail – 2.7%

218,505	Marten Transport, Ltd., (2)	4,263,033
	Semiconductors & Equipment – 3.5%

142,600	Mattson Technology, Inc., (2)	674,498

190,700	Standard Microsystems Corporation, (2)	4,763,686
	Total Semiconductors & Equipment	5,438,184

	Specialty Retail – 3.8%

325,591	Golfsmith International Holdings Inc., (2)	869,327

743,700	Pacific Sunwear of California, Inc., (2)	5,005,100
	Total Specialty Retail	5,874,427

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.2%

67,000	Fossil Inc., (2)	$1,891,410
	Total Common Stocks (cost $179,227,687)	146,694,398

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.4%

$11,485	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $11,484,992, collateralized by $9,995,000 U.S. Treasury Bonds, 5.375%, due 2/15/31, value $11,719,138	0.100%	10/01/08	$11,484,960

	Total Short-Term Investments (cost $11,484,960)			11,484,960

	Total Investments (cost $190,712,647) – 101.3%			158,179,358

	Other Assets Less Liabilities – (1.3)%			(2,029,573)

	Net Assets – 100%			$156,149,785

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$158,179,358	$—	$—	$158,179,358

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $190,886,034.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$8,300,005
Depreciation	(41,006,681)
Net unrealized appreciation (depreciation) of investments	$(32,706,676)

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

September 30, 2008

Shares	Description (1)	Value

	EQUITY FUNDS – 67.3% (2)

22,000	iShares Dow Jones U.S. Real Estate Index Fund	$1,362,900

21,100	iShares MSCI EAFE Growth Index Fund	1,194,471

23,800	iShares MSCI Emerging Markets Index	821,814

32,312	Nuveen NWQ Large-Cap Value Fund	490,497

9,973	Nuveen Rittenhouse Growth Fund	206,150

12,886	Nuveen Santa Barbara Growth Fund	236,323

37,471	Nuveen Symphony Large-Cap Growth Fund	667,734

18,374	Nuveen Tradewinds Global Resources Fund	324,854

46,614	Nuveen Tradewinds International Value Fund	1,200,317

17,009	Nuveen Tradewinds Value Opportunities Fund	423,350

48,294	Nuveen U.S. Equity Completeness Fund	878,943
	Total Equity Funds (cost $8,914,760)	7,807,353

Shares	Description (1)	Value
	TAXABLE FIXED INCOME FUNDS – 30.7% (2)

14,000	iShares Lehman United States Treasury Inflation Protected Securities Index Fund	$1,418,200

27,426	Nuveen High Yield Bond Fund	463,223

76,037	Nuveen Multi-Strategy Income Fund	1,446,229

12,292	Nuveen Short Duration Bond Fund	236,858
	Total Taxable Fixed Income Funds (cost $3,652,229)	3,564,510

	Total Investments (cost $12,566,989) – 98.0%	11,371,863

	Other Assets Less Liabilities – 2.0%	232,799

	Net Assets – 100%	$11,604,662

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund is invested in Class I Shares of each respective Nuveen sponsored open-end fund held at September 30, 2008.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$9,825,186	$1,546,677	$—	$11,371,863

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $12,570,086.

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund (continued)

September 30, 2008

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$3,041
Depreciation	(1,201,264)
Net unrealized appreciation (depreciation) of investments	$(1,198,223)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 73.9%

	Airlines – 0.6%

22,484,226	ExpressJet Holdings Inc., (2)	$4,272,003
	Auto Components – 0.8%

112,900	Magna International Inc., Class A	5,779,351
	Automobiles – 0.4%

402,200	Tata Motors Limited	3,080,852
	Biotechnology – 1.9%

240,100	Amgen Inc., (2)	14,230,727
	Capital Markets – 1.3%

528,337	UBS AG, (2)	9,267,031
	Commercial Banks – 0.7%

767,100	Sumitomo Trust & Banking Company	4,841,091
	Commercial Services & Supplies – 1.7%

1,131,600	Allied Waste Industries, Inc., (2)	12,572,076
	Computers & Peripherals – 0.7%

299,700	Ingram Micro, Inc., (2)	4,816,179
	Construction & Engineering – 0.1%

35,500	Shaw Group Inc., (2)	1,090,915
	Diversified Telecommunication Services – 6.6%

120,500	KT Corporation, Sponsored ADR	2,023,195

860,000	Nippon Telegraph and Telephone Corporation, Sponsored ADR	19,358,600

1,635,500	Sprint Nextel Corporation	9,976,550

472,000	Telus Corporation	16,784,320
	Total Diversified Telecommunication Services	48,142,665

	Electric Utilities – 5.9%

148,300	Ameren Corporation	5,788,149

33,100	American Electric Power Company, Inc.	1,225,693

370,000	Centrais Electricas Brasileiras S.A., ADR	4,599,692

84,300	DTE Energy Company	3,382,116

365,800	IDACORP, INC	10,641,122

870,000	Korea Electric Power Corporation, Sponsored ADR	10,779,300

662,600	PNM Resources Inc.	6,785,024
	Total Electric Utilities	43,201,096

	Electronic Equipment & Instruments – 1.2%

302,000	Tech Data Corporation, (2)	9,014,700
	Energy Equipment & Services – 1.1%

218,200	BJ Services Company	4,174,166

76,250	Technip SA, ADR	4,216,717
	Total Energy Equipment & Services	8,390,883

	Food & Staples Retailing – 2.0%

278,900	Kroger Co.	7,664,172

358,000	Whole Foods Market, Inc., (2)	7,170,740
	Total Food & Staples Retailing	14,834,912

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Food Products – 5.7%

478,881	Cresud, Inc.	$5,028,251

1,082,500	Smithfield Foods, Inc., (2)	17,190,100

1,651,000	Tyson Foods, Inc., Class A	19,712,940
	Total Food Products	41,931,291

	Health Care Providers & Services – 5.4%

901,500	Apria Healthcare Group Inc., (2)	16,443,360

676,500	Health Net Inc., (2)	15,965,400

173,400	Humana Inc., (2)	7,144,080
	Total Health Care Providers & Services	39,552,840

	Household Durables – 0.5%

271,000	Sekisui House, Ltd., Sponsored ADR	2,485,070

525,601	Woodbridge Holdings Corporation, (2)	1,476,939
	Total Household Durables	3,962,009

	Insurance – 0.6%

158,100	CNA Financial Corporation	4,148,544
	Internet Software & Services – 2.1%

704,600	eBay Inc., (2)	15,768,948
	Machinery – 0.9%

125,700	AGCO Corporation, (2)	5,356,077

52,600	Alamo Group Inc.	896,830
	Total Machinery	6,252,907

	Media – 2.3%

445,300	Scholastic Corporation	11,435,304

228,000	Viacom Inc., Class B, (2)	5,663,520
	Total Media	17,098,824

	Metals & Mining – 18.7%

331,100	Alumina Limited, Sponsored ADR	3,344,110

808,957	AngloGold Ashanti Limited, Sponsored ADR	18,686,907

927,300	Apex Silver Mines Limited, (2)	1,594,956

1,494,900	Banro Corporation, (2)	3,901,689

741,800	Barrick Gold Corporation	27,253,732

2,156,100	Crystallex International Corporation, (2)	1,746,441

881,100	Geovic Mining Corporation, (2)	571,256

1,219,800	Gold Fields Limited, Sponsored ADR	11,697,882

590,000	Gold Reserve Inc., Class A, (2)	649,000

764,600	Ivanhoe Mines Ltd., (2)	4,633,476

929,700	Kinross Gold Corporation	14,986,764

703,300	Lihir Gold Limited, Sponsored ADR, (2)	14,698,970

703,700	Newmont Mining Corporation	27,275,412

290,100	NovaGold Resources Inc., (2)	1,888,551

9,453,500	Orezone Resources Inc., (2)	4,348,610
	Total Metals & Mining	137,277,756

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 6.6%

278,719	Arch Coal Inc.	$9,167,068

214,100	Cameco Corporation	4,776,571

101,100	Chevron Corporation	8,338,728

100,000	ConocoPhillips	7,325,000

134,300	Nexen Inc.	3,119,789

93,000	Peabody Energy Corporation	4,185,000

60,800	Petro-Canada	2,027,680

156,200	Tesoro Petroleum Corporation	2,575,738

805,600	USEC Inc., (2)	4,358,296

254,300	Warren Resources Inc., (2)	2,537,914
	Total Oil, Gas & Consumable Fuels	48,411,784

	Paper & Forest Products – 1.7%

559,200	AbitibiBowater Inc., (2)	2,164,104

2,185,700	Domtar Corporation, (2)	10,054,220
	Total Paper & Forest Products	12,218,324

	Pharmaceuticals – 2.7%

651,800	Pfizer Inc.	12,019,192

203,200	Wyeth	7,506,208
	Total Pharmaceuticals	19,525,400

	Semiconductors & Equipment – 0.3%

690,700	Axcelis Technologies Inc., (2)	1,174,190

354,600	Mattson Technology, Inc., (2)	1,677,258
	Total Semiconductors & Equipment	2,851,448

	Software – 0.8%

213,900	Microsoft Corporation	5,708,991
	Specialty Retail – 0.2%

341,700	Office Depot, Inc., (2)	1,988,693
	Wireless Telecommunication Services – 0.4%

216,600	Turkcell Ilietisim Hizmetleri A.S	3,246,833
	Total Common Stocks (cost $686,405,010)	543,479,073

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.7%

	Communications Equipment – 1.7%

31,300	Lucent Technologies Capital Trust I	7.750%		B2	$12,207,000
	Total Convertible Preferred Securities (cost $26,949,500)				12,207,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 11.4%

	Building Products – 0.5%

$4,280	Griffon Corporation, Convertible Bond	4.000%	7/18/23	N/A	$3,728,950

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Commercial Services & Supplies – 1.6%

$12,735	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	$12,002,737
	Health Care Providers & Services – 1.7%

19,100	Omnicare, Inc.	3.250%	12/15/35	B+	12,606,000
	Machinery – 2.2%

19,020	Albany International Corporation, Convertible Bond	2.250%	3/15/26	N/A	16,523,625
	Metals & Mining – 1.8%

193	Apex Silver Mines Limited	2.875%	3/15/24	N/A	37,635

16,320	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B–	11,934,000

3,018	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/A	988,395

19,531	Total Metals & Mining				12,960,030
	Oil, Gas & Consumable Fuels – 1.2%

15,035	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	8,607,538
	Semiconductors & Equipment – 1.0%

6,457	Credence Systems Corporation, Convertible Bond	3.500%	5/15/10	N/R	5,512,664

3,600	Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/A	1,930,500

10,057	Total Semiconductors & Equipment				7,443,164
	Wireless Telecommunication Services – 1.4%

13,339	NII Holdings Inc.	3.125%	6/15/12	N/A	9,937,555
$113,097	Total Convertible Bonds (cost $97,662,949)				83,809,599

Shares	Description (1)				Value
	Warrants – 0.1%

457,600	Banro Corporation				$686,400
	Total Warrants (cost $0)				686,400

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 14.2%

$104,553	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $104,552,896, collateralized by $73,360,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $106,647,100	0.100%	10/01/08		$104,552,606

	Total Short-Term Investments (cost $104,552,606)				104,552,606

	Total Investments (cost $915,570,065) – 101.3%				744,734,678

	Other Assets Less Liabilities – (1.3)%				(9,742,507)

	Net Assets – 100%				$734,992,171

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/A	Not applicable/not available.

N/R	Not rated.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) ”Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$632,575,509	$112,159,169	$—	$744,734,678

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $917,260,413.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$13,014,011
Depreciation	(185,539,746)
Net unrealized appreciation (depreciation) of investments	$(172,525,735)

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 2.8%

1,600	Boeing Company	$91,760

1,500	General Dynamics Corporation	110,430

400	Goodrich Corporation	16,640

2,100	Honeywell International Inc.	87,255

400	L-3 Communications Holdings, Inc.	39,328

1,100	Lockheed Martin Corporation	120,637

1,100	Northrop Grumman Corporation	66,594

300	Precision Castparts Corporation	23,634

1,300	Raytheon Company	69,563

300	Rockwell Collins, Inc.	14,427

2,600	United Technologies Corporation	156,156
	Total Aerospace & Defense	796,424

	Air Freight & Logistics – 0.6%

300	C.H. Robinson Worldwide, Inc.	15,288

100	Expeditors International of Washington Inc.	3,484

600	FedEx Corporation	47,424

1,600	United Parcel Service, Inc., Class B	100,624
	Total Air Freight & Logistics	166,820

	Airlines – 0.1%

1,800	Southwest Airlines Co.	26,118
	Auto Components – 0.2%

1,000	Goodyear Tire & Rubber Company, (2)	15,310

1,200	Johnson Controls, Inc.	36,396
	Total Auto Components	51,706

	Automobiles – 0.2%

6,100	Ford Motor Company, (2)	31,720

1,800	General Motors Corporation, (2)	17,010

600	Harley-Davidson, Inc.	22,380
	Total Automobiles	71,110

	Beverages – 2.4%

2,200	Anheuser-Busch Companies, Inc.	142,736

200	Brown-Forman Corporation	14,362

4,200	Coca-Cola Company	222,096

700	Coca-Cola Enterprises Inc.	11,739

400	Constellation Brands, Inc., Class A, (2)	8,584

500	Molson Coors Brewing Company, Class B	23,375

500	Pepsi Bottling Group, Inc.	14,585

3,400	PepsiCo, Inc.	242,318
	Total Beverages	679,795

	Biotechnology – 1.5%

3,300	Amgen Inc., (2)	195,591

300	Biogen Idec Inc., (2)	15,087

Shares	Description (1)	Value

	Biotechnology (continued)

800	Celgene Corporation, (2)	$50,624

600	Genzyme Corporation, (2)	48,534

2,800	Gilead Sciences, Inc., (2)	127,624
	Total Biotechnology	437,460

	Building Products – 0.1%

800	Masco Corporation	14,352
	Capital Markets – 4.3%

300	American Capital Limited	7,653

700	Ameriprise Financial, Inc.	26,740

3,100	Bank of New York Company, Inc.	100,998

2,700	Charles Schwab Corporation	70,200

300	E*Trade Group Inc., (2)	840

300	Federated Investors Inc.	8,655

300	Franklin Resources, Inc.	26,439

1,700	Goldman Sachs Group, Inc.	217,600

1,200	Invesco LTD	25,176

300	Janus Capital Group Inc.	7,284

10,300	JPMorgan Chase & Co.	481,010

100	Legg Mason, Inc.	3,806

4,400	Merrill Lynch & Co., Inc.	111,320

1,600	Morgan Stanley	36,800

1,500	State Street Corporation	85,320

600	T. Rowe Price Group Inc.	32,226
	Total Capital Markets	1,242,067

	Chemicals – 1.7%

700	Air Products & Chemicals Inc.	47,943

200	Ashland Inc.	5,848

400	CF Industries Holdings, Inc.	36,584

3,300	Dow Chemical Company	104,874

3,000	E.I. Du Pont de Nemours and Company	120,900

300	Eastman Chemical Company	16,518

300	Ecolab Inc.	14,556

400	Hercules Incorporated	7,916

200	International Flavors & Fragrances Inc.	7,892

500	PPG Industries, Inc.	29,160

900	Praxair, Inc.	64,566

400	Rohm and Haas Company	28,000

300	Sigma-Aldrich Corporation	15,726
	Total Chemicals	500,483

	Commercial Banks – 4.5%

10,900	Bank of America Corporation	381,500

1,500	BB&T Corporation	56,700

400	Comerica Incorporated	13,116

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Commercial Banks (continued)

400	Fifth Third Bancorp.	$4,760

300	First Horizon National Corporation, (2)	2,811

700	Huntington BancShares Inc.	5,593

600	KeyCorp.	7,164

200	M&T Bank Corporation	17,850

500	Marshall and Ilsley Corporation	10,075

600	National City Corporation	1,050

600	Northern Trust Corporation	43,320

1,400	PNC Financial Services Group, Inc.	104,580

1,700	Regions Financial Corporation	16,320

800	SunTrust Banks, Inc.	35,992

6,200	U.S. Bancorp	223,324

2,300	Wachovia Corporation	8,050

9,500	Wells Fargo & Company	356,535

300	Zions Bancorporation	11,610
	Total Commercial Banks	1,300,350

	Commercial Services & Supplies – 0.5%

1,100	Allied Waste Industries, Inc., (2)	12,221

300	Avery Dennison Corporation	13,344

400	Cintas Corporation	11,484

300	Equifax Inc.	10,335

400	Pitney Bowes Inc.	13,304

700	R.R. Donnelley & Sons Company	17,171

300	Robert Half International Inc.	7,425

1,800	Waste Management, Inc.	56,682
	Total Commercial Services & Supplies	141,966

	Communications Equipment – 1.4%

300	Ciena Corporation, (2)	3,024

4,700	Cisco Systems, Inc., (2)	106,032

4,700	Corning Incorporated	73,508

200	JDS Uniphase Corporation, (2)	1,692

400	Juniper Networks Inc., (2)	8,428

4,700	QUALCOMM Inc.	201,959

100	Tellabs Inc., (2)	406
	Total Communications Equipment	395,049

	Computers & Peripherals – 4.1%

2,400	Apple, Inc., (2)	272,784

4,900	Dell Inc., (2)	80,752

2,900	EMC Corporation, (2)	34,684

6,000	Hewlett-Packard Company	277,440

4,000	International Business Machines Corporation (IBM)	467,840

400	Lexmark International, Inc., Class A, (2)	13,028

700	Network Appliance Inc., (2)	12,761

Shares	Description (1)	Value

	Computers & Peripherals (continued)

200	SanDisk Corporation, (2)	$3,910

1,400	Sun Microsystems Inc., (2)	10,640

400	Teradata Corporation, (2)	7,800
	Total Computers & Peripherals	1,181,639

	Construction & Engineering – 0.2%

600	Fluor Corporation	33,420

300	Jacobs Engineering Group Inc., (2)	16,293
	Total Construction & Engineering	49,713

	Construction Materials – 0.1%

200	Vulcan Materials Company	14,900
	Consumer Finance – 0.7%

1,600	American Express Company	56,688

1,100	Capital One Financial Corporation	56,100

1,000	Discover Financial Services	13,820

200	MasterCard, Inc.	35,466

2,000	Western Union Company	49,340
	Total Consumer Finance	211,414

	Containers & Packaging – 0.1%

300	Ball Corporation	11,847

300	Bemis Company, Inc.	7,863

400	Pactiv Corporation, (2)	9,932

500	Sealed Air Corporation	10,995
	Total Containers & Packaging	40,637

	Diversified Consumer Services – 0.2%

300	Apollo Group, Inc., (2)	17,790

1,100	H & R Block Inc.	25,025
	Total Diversified Consumer Services	42,815

	Diversified Financial Services – 0.5%

500	CIT Group Inc.	3,480

5,400	Citigroup Inc.	110,754

300	Leucadia National Corporation	13,632

300	Moody’s Corporation	10,200

400	New York Stock Exchange Euronext	15,672
	Total Diversified Financial Services	153,738

	Diversified Telecommunication Services – 4.3%

23,400	AT&T Inc.	653,328

300	CenturyTel, Inc.	10,995

700	Embarq Corporation	28,385

1,200	Frontier Communications Corporation	13,800

6,600	Qwest Communications International Inc.	21,318

11,900	Sprint Nextel Corporation, (2)	72,590

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

12,800	Verizon Communications Inc.	$410,752

2,400	Windstream Corporation	26,256
	Total Diversified Telecommunication Services	1,237,424

	Electric Utilities – 3.1%

500	Allegheny Energy, Inc.	18,385

900	Ameren Corporation	35,127

1,700	American Electric Power Company, Inc.	62,951

1,100	Consolidated Edison, Inc.	47,256

700	DTE Energy Company	28,084

1,300	Edison International	51,870

700	Entergy Corporation	62,307

1,900	Exelon Corporation	118,978

1,200	FirstEnergy Corp.	80,388

1,400	FPL Group, Inc.	70,420

900	Pepco Holdings, Inc.	20,619

1,600	PG&E Corporation	59,920

500	Pinnacle West Capital Corporation	17,205

1,300	PPL Corporation	48,126

1,000	Progress Energy, Inc.	43,130

2,900	Southern Company	109,301

1,000	TECO Energy, Inc.	15,730
	Total Electric Utilities	889,797

	Electrical Equipment – 0.5%

600	Cooper Industries, Ltd., Class A	23,970

2,300	Emerson Electric Company	93,817

300	Rockwell Automation, Inc.	11,202
	Total Electrical Equipment	128,989

	Electronic Equipment & Instruments – 0.6%

700	Agilent Technologies, Inc., (2)	20,762

500	Jabil Circuit Inc.	4,770

500	MEMC Electronic Materials, (2)	14,130

100	Millipore Corporation, (2)	6,880

300	Molex Inc.	6,735

1,200	Thermo Fisher Scientific, Inc., (2)	66,000

1,400	Tyco Electronics, Limited	38,724

200	Waters Corporation, (2)	11,636
	Total Electronic Equipment & Instruments	169,637

	Energy Equipment & Services – 3.5%

2,600	Anadarko Petroleum Corporation	126,126

1,000	Baker Hughes Incorporated	60,540

1,400	BJ Services Company	26,782

300	Cabot Oil & Gas Corporation	10,842

500	Cooper Cameron Corporation, (2)	19,270

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

700	ENSCO International Incorporated	$40,341

4,000	Halliburton Company	129,560

2,000	Nabors Industries Limited, (2)	49,840

1,300	National-Oilwell Varco Inc., (2)	65,299

900	Noble Corporation	39,510

500	Rowan Companies Inc.	15,275

2,200	Schlumberger Limited	171,798

400	Smith International, Inc.	23,456

1,400	Transocean Inc., (2)	153,776

2,700	Weatherford International Ltd, (2)	67,878
	Total Energy Equipment & Services	1,000,293

	Food & Staples Retailing – 2.9%

900	Costco Wholesale Corporation	58,437

3,600	CVS Caremark Corporation	121,176

2,400	Kroger Co.	65,952

1,500	Safeway Inc.	35,580

800	SUPERVALU INC.	17,360

1,300	Sysco Corporation	40,079

2,200	Walgreen Co.	68,112

7,200	Wal-Mart Stores, Inc.	431,208

300	Whole Foods Market, Inc., (2)	6,009
	Total Food & Staples Retailing	843,913

	Food Products – 2.2%

2,200	Archer-Daniels-Midland Company	48,202

600	Campbell Soup Company	23,160

1,600	ConAgra Foods, Inc.	31,136

300	Dean Foods Company, (2)	7,008

1,100	General Mills, Inc.	75,592

800	H.J. Heinz Company	39,976

200	Hershey Foods Corporation	7,908

500	Kellogg Company	28,050

3,700	Kraft Foods Inc.	121,175

300	McCormick & Company, Incorporated	11,535

1,500	Monsanto Company	148,470

1,900	Sara Lee Corporation	23,997

500	Tyson Foods, Inc., Class A	5,970

600	Wm. Wrigley Jr. Company	47,640
	Total Food Products	619,819

	Gas Utilities – 0.3%

200	Nicor Inc.	8,870

600	Questar Corporation	24,552

2,500	Spectra Energy Corporation	59,500
	Total Gas Utilities	92,922

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.1%

300	AmerisourceBergen Corporation	$11,295

400	Applera Corporation-Applied Biosystems	13,700

1,600	Baxter International Inc.	105,008

600	Becton, Dickinson and Company	48,156

2,500	Boston Scientific Corporation, (2)	30,675

200	C. R. Bard, Inc.	18,974

800	Cardinal Health, Inc.	39,424

1,300	Covidien Limited	69,888

300	Hospira Inc., (2)	11,460

100	Intuitive Surgical, Inc., (2)	24,098

2,300	Medtronic, Inc.	115,230

200	Patterson Companies Inc., (2)	6,082

700	Saint Jude Medical Inc., (2)	30,443

400	Stryker Corporation	24,920

400	Varian Medical Systems, Inc., (2)	22,852

400	Zimmer Holdings, Inc., (2)	25,824
	Total Health Care Equipment & Supplies	598,029

	Health Care Providers & Services – 1.3%

1,200	Aetna Inc.	43,332

600	CIGNA Corporation	20,388

300	Coventry Health Care, Inc., (2)	9,765

300	Davita Inc., (2)	17,103

600	Express Scripts, Inc., (2)	44,292

500	Humana Inc., (2)	20,600

200	Laboratory Corporation of America Holdings, (2)	13,900

800	McKesson HBOC Inc.	43,048

1,100	Medco Health Solutions, Inc., (2)	49,500

300	Quest Diagnostics Incorporated	15,501

1,800	Tenet Healthcare Corporation, (2)	9,990

1,900	UnitedHealth Group Incorporated	48,241

1,100	Wellpoint Inc., (2)	51,447
	Total Health Care Providers & Services	387,107

	Health Care Technology – 0.0%

200	IMS Health Incorporated	3,782
	Hotels, Restaurants & Leisure – 1.3%

1,600	Carnival Corporation	56,560

400	Darden Restaurants Inc.	11,452

500	International Game Technology	8,590

100	Marriott International, Inc., Class A	2,609

3,900	McDonald’s Corporation	240,630

300	Starwood Hotels & Resorts Worldwide, Inc.	8,442

425	Wendys Arbys Group Inc.	2,235

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

500	Wyndham Worldwide Corporation	$7,855

1,200	YUM! Brands, Inc.	39,132
	Total Hotels, Restaurants & Leisure	377,505

	Household Durables – 0.4%

200	Black & Decker Corporation	12,150

800	D.R. Horton, Inc.	10,416

300	Fortune Brands Inc.	17,208

200	KB Home	3,936

600	Leggett and Platt Inc.	13,074

200	Lennar Corporation, Class A	3,038

800	Newell Rubbermaid Inc.	13,808

400	Pulte Corporation	5,588

200	Snap-on Incorporated	10,532

200	Stanley Works	8,348

300	Whirlpool Corporation	23,787
	Total Household Durables	121,885

	Household Products – 2.5%

300	Clorox Company	18,807

1,200	Colgate-Palmolive Company	90,420

1,200	Kimberly-Clark Corporation	77,808

7,800	Procter & Gamble Company	543,582
	Total Household Products	730,617

	Independent Power Producers & Energy Traders – 0.2%

2,500	AES Corporation, (2)	29,225

1,200	Constellation Energy Group	29,160
	Total Independent Power Producers & Energy Traders	58,385

	Industrial Conglomerates – 3.0%

1,600	3M Co.	109,296

26,700	General Electric Company	680,850

500	Genuine Parts Company	20,105

700	Textron Inc.	20,496

1,100	Tyco International Ltd.	38,522
	Total Industrial Conglomerates	869,269

	Insurance – 3.1%

1,400	AFLAC Incorporated	82,250

1,700	Allstate Corporation	78,404

8,500	American International Group, Inc., (2)	28,305

1,000	Aon Corporation	44,960

400	Assurant Inc.	22,000

1,100	Chubb Corporation	60,390

500	Cincinnati Financial Corporation	14,220

1,300	Genworth Financial Inc., Class A	11,193

900	Hartford Financial Services Group, Inc.	36,891

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Insurance (continued)

800	Lincoln National Corporation	$34,248

1,000	Loews Corporation	39,490

2,100	Marsh & McLennan Companies, Inc.	66,696

1,800	MetLife, Inc.	100,800

600	Principal Financial Group, Inc.	26,094

1,800	Progressive Corporation	31,320

1,000	Prudential Financial, Inc.	72,000

200	Torchmark Corporation	11,960

1,800	Travelers Companies, Inc.	81,360

1,200	Unum Group	30,120

700	XL Capital Ltd, Class A	12,558
	Total Insurance	885,259

	Internet & Catalog Retail – 0.2%

500	Amazon.com, Inc., (2)	36,380

400	Expedia, Inc., (2)	6,044
	Total Internet & Catalog Retail	42,424

	Internet Software & Services – 0.4%

300	eBay Inc., (2)	6,714

200	Google Inc., Class A, (2)	80,104

1,700	Yahoo! Inc., (2)	29,410
	Total Internet Software & Services	116,228

	IT Services – 0.6%

300	Affiliated Computer Services Inc., (2)	15,189

1,200	Automatic Data Processing, Inc.	51,300

700	Computer Sciences Corporation, (2)	28,133

400	Convergys Corporation, (2)	5,912

700	Fidelity National Information Services	12,922

500	Fiserv, Inc., (2)	23,660

500	Paychex, Inc.	16,515

400	Total System Services Inc.	6,560
	Total IT Services	160,191

	Leisure Equipment & Products – 0.2%

700	Eastman Kodak Company	10,766

600	Hasbro, Inc.	20,832

1,200	Mattel, Inc.	21,648
	Total Leisure Equipment & Products	53,246

	Life Sciences Tools & Services – 0.0%

300	Perkinelmer Inc.	7,491
	Machinery – 1.9%

2,200	Caterpillar Inc.	131,120

900	Cummins Inc.	39,348

500	Danaher Corporation	34,700

1,500	Deere & Company	74,250

Shares	Description (1)	Value

	Machinery (continued)

700	Dover Corporation	$28,385

600	Eaton Corporation	33,708

1,100	Illinois Tool Works Inc.	48,895

700	Ingersoll Rand Company Limited, Class A	21,819

500	ITT Industries Inc.	27,805

300	Manitowoc Company Inc.	4,665

900	PACCAR Inc.	34,371

300	Pall Corporation	10,317

600	Parker Hannifin Corporation	31,800

400	Terex Corporation, (2)	12,208
	Total Machinery	533,391

	Media – 3.0%

2,500	CBS Corporation, Class B	36,450

7,300	Comcast Corporation, Class A	143,299

2,300	DIRECTV Group, Inc., (2)	60,191

1,100	Gannett Company Inc.	18,601

1,200	Interpublic Group Companies, Inc., (2)	9,300

900	McGraw-Hill Companies, Inc.	28,449

300	New York Times, Class A	4,287

5,300	News Corporation, Class A	63,547

800	Omnicom Group Inc.	30,848

100	Scripps Networks Interactive, Class A Shares	3,631

18,400	Time Warner Inc.	241,224

2,700	Viacom Inc., Class B, (2)	67,068

5,500	Walt Disney Company	168,795
	Total Media	875,690

	Metals & Mining – 1.5%

800	AK Steel Holding Corporation	20,736

3,400	Alcoa Inc.	76,772

300	Allegheny Technologies, Inc.	8,865

700	CONSOL Energy Inc.	32,123

2,100	Freeport-McMoRan Copper & Gold, Inc.	119,385

900	Newmont Mining Corporation	34,884

1,400	Nucor Corporation	55,300

200	Titanium Metals Corporation	2,268

1,000	United States Steel Corporation	77,610
	Total Metals & Mining	427,943

	Multiline Retail – 0.8%

300	Big Lots, Inc., (2)	8,349

100	Dillard’s, Inc., Class A	1,180

400	Family Dollar Stores, Inc.	9,480

1,800	Federated Department Stores, Inc.	32,364

600	J.C. Penney Company, Inc.	20,004

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Multiline Retail (continued)

1,000	Kohl’s Corporation, (2)	$46,080

400	Nordstrom, Inc.	11,528

100	Sears Holding Corporation, (2)	9,350

2,000	Target Corporation	98,100
	Total Multiline Retail	236,435

	Multi-Utilities – 1.3%

1,600	CenterPoint Energy, Inc.	23,312

500	CMS Energy Corporation	6,235

1,800	Dominion Resources, Inc.	77,004

5,600	Duke Energy Corporation	97,608

700	Dynegy Inc., (2)	2,506

300	Integrys Energy Group, Inc.	14,982

1,300	NiSource Inc.	19,188

1,600	Public Service Enterprise Group Incorporated	52,464

1,000	Sempra Energy	50,470

1,900	Xcel Energy, Inc.	37,981
	Total Multi-Utilities	381,750

	Office Electronics – 0.1%

2,000	Xerox Corporation	23,060
	Oil, Gas & Consumable Fuels – 12.9%

1,600	Apache Corporation	166,848

2,100	Chesapeake Energy Corporation	75,306

7,800	Chevron Corporation	643,344

6,600	ConocoPhillips	483,450

2,000	Devon Energy Corporation	182,400

2,600	El Paso Corporation	33,176

900	EOG Resources, Inc.	80,514

14,900	Exxon Mobil Corporation, Sponsored ADR	1,157,134

1,300	Hess Corporation	106,704

2,700	Marathon Oil Corporation	107,649

400	Massey Energy Company	14,268

800	Murphy Oil Corporation	51,312

600	Noble Energy, Inc.	33,354

3,600	Occidental Petroleum Corporation	253,620

900	Peabody Energy Corporation	40,500

300	Range Resources Corporation	12,861

1,200	Southwestern Energy Company, (2)	36,648

500	Sunoco, Inc.	17,790

600	Tesoro Petroleum Corporation	9,894

1,800	Valero Energy Corporation	54,540

2,300	Williams Companies, Inc.	54,395

2,100	XTO Energy, Inc.	97,692
	Total Oil, Gas & Consumable Fuels	3,713,399

Shares	Description (1)	Value

	Paper & Forest Products – 0.3%

1,700	International Paper Company	$44,506

700	MeadWestvaco Corporation	16,317

400	Weyerhaeuser Company	24,232
	Total Paper & Forest Products	85,055

	Personal Products – 0.2%

1,000	Avon Products, Inc.	41,570

300	Estee Lauder Companies Inc., Class A	14,973
	Total Personal Products	56,543

	Pharmaceuticals – 6.6%

3,900	Abbott Laboratories	224,562

400	Allergan, Inc.	20,600

300	Barr Laboratories Inc., (2)	19,590

3,800	Bristol-Myers Squibb Company	79,230

2,500	Eli Lilly and Company	110,075

1,100	Forest Laboratories, Inc., (2)	31,108

8,900	Johnson & Johnson	616,592

500	King Pharmaceuticals Inc., (2)	4,790

5,600	Merck & Co. Inc.	176,736

600	Mylan Laboratories Inc., (2)	6,852

22,400	Pfizer Inc.	413,056

700	Schering-Plough Corporation	12,929

300	Watson Pharmaceuticals Inc., (2)	8,550

4,400	Wyeth	162,536
	Total Pharmaceuticals	1,887,206

	Real Estate – 1.3%

300	Apartment Investment & Management Company, Class A	10,506

200	AvalonBay Communities, Inc.	19,684

400	Boston Properties, Inc.	37,464

300	Developers Diversified Realty Corporation	9,507

1,000	Equity Residential	44,410

600	General Growth Properties Inc., (2)	9,060

1,000	Health Care Property Investors Inc.	40,130

1,900	Host Hotels & Resorts Inc.	25,251

500	Kimco Realty Corporation	18,470

500	Plum Creek Timber Company	24,930

800	ProLogis	33,016

300	Public Storage, Inc.	29,703

500	Simon Property Group, Inc.	48,500

400	Vornado Realty Trust	36,380
	Total Real Estate	387,011

	Real Estate Management & Development – 0.0%

400	CB Richard Ellis Group, Inc., Class A, (2)	5,348

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Road & Rail – 1.5%

1,000	Burlington Northern Santa Fe Corporation	$92,430

1,600	CSX Corporation	87,312

1,400	Norfolk Southern Corporation	92,694

300	Ryder System, Inc.	18,600

2,000	Union Pacific Corporation	142,320
	Total Road & Rail	433,356

	Semiconductors & Equipment – 1.8%

500	Altera Corporation	10,340

700	Analog Devices, Inc.	18,445

3,100	Applied Materials, Inc.	46,903

100	Broadcom Corporation, Class A, (2)	1,863

14,800	Intel Corporation	277,204

100	KLA-Tencor Corporation	3,165

400	Linear Technology Corporation	12,264

1,300	LSI Logic Corporation, (2)	6,968

400	Microchip Technology Incorporated	11,772

2,600	Micron Technology, Inc., (2)	10,530

600	National Semiconductor Corporation	10,326

200	Novellus Systems, Inc., (2)	3,928

1,400	NVIDIA Corporation, (2)	14,994

600	QLogic Corporation, (2)	9,216

2,800	Texas Instruments Incorporated	60,200

700	Xilinx, Inc.	16,415
	Total Semiconductors & Equipment	514,533

	Software – 3.0%

1,000	Adobe Systems Incorporated, (2)	39,470

100	Akamai Technologies, Inc., (2)	1,744

100	Autodesk, Inc., (2)	3,355

400	BMC Software, Inc., (2)	11,452

800	CA Inc.	15,968

200	Citrix Systems, (2)	5,052

300	Cognizant Technology Solutions Corporation, Class A, (2)	6,849

1,100	Compuware Corporation, (2)	10,659

500	Electronic Arts Inc. (EA), (2)	18,495

700	Intuit Inc., (2)	22,127

18,200	Microsoft Corporation	485,758

700	Novell Inc., (2)	3,598

8,400	Oracle Corporation, (2)	170,604

2,900	Symantec Corporation, (2)	56,782

300	VeriSign, Inc., (2)	7,824
	Total Software	859,737

Shares	Description (1)	Value

	Specialty Retail – 1.7%

300	Abercrombie & Fitch Co., Class A	$11,835

400	AutoNation Inc., (2)	4,496

200	AutoZone, Inc., (2)	24,668

700	Bed Bath and Beyond Inc., (2)	21,987

1,200	Best Buy Co., Inc.	45,000

300	GameStop Corporation, (2)	10,263

1,600	Gap, Inc.	28,448

4,500	Home Depot, Inc.	116,505

1,200	Limited Brands, Inc.	20,784

3,800	Lowe’s Companies, Inc.	90,022

1,500	Office Depot, Inc., (2)	8,730

400	RadioShack Corporation	6,912

300	Sherwin-Williams Company	17,148

2,100	Staples, Inc.	47,250

300	Tiffany & Co.	10,656

1,200	TJX Companies, Inc.	36,624
	Total Specialty Retail	501,328

	Textiles, Apparel & Luxury Goods – 0.4%

600	Coach, Inc., (2)	15,024

400	Jones Apparel Group, Inc.	7,404

1,000	Nike, Inc., Class B	66,900

100	Polo Ralph Lauren Corporation	6,664

300	VF Corporation	23,193
	Total Textiles, Apparel & Luxury Goods	119,185

	Thrifts & Mortgage Finance – 0.1%

1,800	Hudson City Bancorp, Inc.	33,210

200	MGIC Investment Corporation	1,406

1,400	Washington Mutual, Inc., (2)	115
	Total Thrifts & Mortgage Finance	34,731

	Tobacco – 1.7%

8,200	Altria Group, Inc.	162,688

500	Lorillard Inc.	35,575

4,700	Philip Morris International	226,070

600	Reynolds American Inc.	29,172

400	UST Inc.	26,616
	Total Tobacco	480,121

	Trading Companies & Distributors – 0.1%

200	W.W. Grainger, Inc.	17,394
	Wireless Telecommunication Services – 0.1%

700	American Tower Corporation, (2)	25,179
	Total Common Stocks (cost $33,540,775)	28,511,163

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

$340	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $339,942, collateralized by $350,000 U.S Treasury Bills, 0.000%, due 2/19/09, value $348,600	0.100%	10/01/08	$339,941

	Total Short-Term Investments (cost $339,941)			339,941

	Total Investments (cost $33,880,716) – 100.4%			28,851,104

	Other Assets Less Liabilities – (0.4)%			(124,535)

	Net Assets – 100%			$28,726,569

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) ”Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$28,851,104	$—	$—	$28,851,104

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $33,882,879.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$520,980
Depreciation	(5,552,755)
Net unrealized appreciation (depreciation) of investments	$(5,031,775)

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 97.7%

	Aerospace & Defense – 1.2%

10	Alliant Techsystems Inc., (2)	$939

10	BE Aerospace Inc., (2)	158

40	DRS Technologies Inc.	3,070

110	FLIR Systems Inc., (2)	4,226

170	Goodrich Corporation	7,072

60	L-3 Communications Holdings, Inc.	5,898

70	Precision Castparts Corporation	5,515

70	Rockwell Collins, Inc.	3,365

60	Spirit AeroSystems Holdings Inc., (2)	964
	Total Aerospace & Defense	31,207

	Air Freight & Logistics – 0.2%

60	C.H. Robinson Worldwide, Inc.	3,058

40	Expeditors International of Washington Inc.	1,394

50	UTI Worldwide, Inc.	851
	Total Air Freight & Logistics	5,303

	Airlines – 1.0%

710	Continental Airlines, inc., (2)	11,842

920	Southwest Airlines Co.	13,349
	Total Airlines	25,191

	Auto Components – 0.6%

120	Advance Auto Parts, Inc.	4,758

10	Autoliv Inc.	338

130	BorgWarner Inc.	4,260

10	Federal Mogul Corporation, Class A Shares, (2)	126

350	Goodyear Tire & Rubber Company, (2)	5,358

40	LKQ Corporation, (2)	679

40	WABCO Holdings Inc.	1,422
	Total Auto Components	16,941

	Automobiles – 1.7%

3,650	Ford Motor Company, (2)	18,980

1,530	General Motors Corporation, (2)	14,459

260	Harley-Davidson, Inc.	9,698

10	Thor Industries, Inc.	248
	Total Automobiles	43,385

	Beverages – 0.9%

30	Brown-Forman Corporation	2,154

140	Coca-Cola Enterprises Inc.	2,348

60	Constellation Brands, Inc., Class A, (2)	1,288

220	Dr. Pepper Snapple Group, (2)	5,826

140	Molson Coors Brewing Company, Class B	6,545

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Beverages (continued)

130	Pepsi Bottling Group, Inc.	$3,792

20	PepsiAmericas Inc.	414
	Total Beverages	22,367

	Biotechnology – 0.4%

30	Idexx Labs Inc., (2)	1,644

120	Imclone Systems Inc., (2)	7,493

10	Invitrogen Corporation, (2)	378

20	Sepracor Inc., (2)	366
	Total Biotechnology	9,881

	Building Products – 0.3%

30	Armstrong World Industries Inc., (2)	867

20	Fastenal Company	988

60	Lennox International Inc.	1,996

80	Masco Corporation	1,435

70	Owens Corning, (2)	1,674

10	USG Corporation, (2)	256
	Total Building Products	7,216

	Capital Markets – 1.5%

230	American Capital Limited	5,867

100	Ameriprise Financial, Inc.	3,820

130	Federated Investors Inc.	3,751

460	Invesco LTD	9,650

10	Investment Technology Group, (2)	304

20	Jefferies Group, Inc.	448

20	Lazard Limited	855

20	Legg Mason, Inc.	761

130	Raymond James Financial Inc.	4,286

70	SEI Investments Company	1,554

80	T. Rowe Price Group Inc.	4,297

40	TD Ameritrade Holding Corporation, (2)	648

150	Waddell & Reed Financial, Inc., Class A	3,713
	Total Capital Markets	39,954

	Chemicals – 3.4%

80	Airgas, Inc.	3,971

50	Albemarle Corporation	1,542

20	Ashland Inc.	585

30	Cabot Corporation	953

210	Celanese Corporation, Series A	5,861

180	CF Industries Holdings, Inc.	16,462

150	Chemtura Corporation	684

20	Cytec Industries, Inc.	778

90	Eastman Chemical Company	4,955

70	Ecolab Inc.	3,396

Shares	Description (1)	Value

	Chemicals (continued)

100	FMC Corporation	$5,139

80	Huntsman Corporation	1,008

30	International Flavors & Fragrances Inc.	1,184

30	Lubrizol Corporation	1,294

70	Nalco Holding Company	1,298

150	PPG Industries, Inc.	8,748

160	Rohm and Haas Company	11,200

100	RPM International, Inc.	1,934

120	Sigma-Aldrich Corporation	6,290

400	Terra Industries, Inc.	11,760

80	Valspar Corporation	1,783
	Total Chemicals	90,825

	Commercial Banks – 3.4%

120	Associated Banc-Corp.	2,394

70	BancorpSouth Inc.	1,969

60	Bank of Hawaii Corporation	3,207

10	BOK Financial Corporation	484

60	City National Corporation	3,258

240	Comerica Incorporated	7,870

50	Commerce Bancshares Inc.	2,320

60	Cullen/Frost Bankers, Inc.	3,600

140	Fulton Financial Corporation	1,527

90	M&T Bank Corporation	8,033

300	Marshall and Ilsley Corporation	6,045

250	Northern Trust Corporation	18,049

120	Popular, Inc.	995

1,110	Regions Financial Corporation	10,655

340	Synovus Financial Corp.	3,519

150	TCF Financial Corporation	2,700

110	Valley National Bancorp.	2,306

60	Whitney Holding Corporation	1,455

190	Zions Bancorporation	7,353
	Total Commercial Banks	87,739

	Commercial Services & Supplies – 2.2%

350	Allied Waste Industries, Inc., (2)	3,888

100	Avery Dennison Corporation	4,448

50	Brinks Company	3,051

20	Career Education Corporation, (2)	327

120	Cintas Corporation	3,445

60	Copart Inc., (2)	2,280

10	Corporate Executive Board Company	313

50	Corrections Corporation of America, (2)	1,243

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

20	Dun and Bradstreet Inc.	$1,887

60	Equifax Inc.	2,067

50	FTI Consulting Inc., (2)	3,612

30	Genpact Limited, (2)	312

80	Hewitt Associates Inc., Class A, (2)	2,915

50	IHS Inc., (2)	2,382

90	Manpower Inc.	3,884

90	Pitney Bowes Inc.	2,993

190	R.R. Donnelley & Sons Company	4,661

160	Republic Services, Inc.	4,797

60	Robert Half International Inc.	1,485

50	Steelcase Inc.	538

60	Stericycle Inc., (2)	3,535

10	Strayer Education Inc.	2,003

30	Zebra Technologies Corporation, Class A, (2)	836
	Total Commercial Services & Supplies	56,902

	Communication Equipment – 0.3%

20	CLearwire Corporation, (2)	238

10	CommScope Inc., (2)	346

60	Harris Corporation	2,772

10	Juniper Networks Inc., (2)	211

610	Level 3 Communications Inc., (2)	1,647

40	NeuStar, Inc., (2)	796

150	Tellabs Inc., (2)	609
	Total Communication Equipment	6,619

	Computers & Peripherals – 1.8%

550	Brocade Communications Systems Inc., (2)	3,201

170	Ingram Micro, Inc., (2)	2,732

130	Lexmark International, Inc., Class A, (2)	4,234

40	McAfee Inc., (2)	1,358

50	MSCI Inc., Class A Shares, (2)	1,200

80	NCR Corporation, (2)	1,764

390	SanDisk Corporation, (2)	7,625

160	Seagate Technology	1,939

1,650	Sun Microsystems Inc., (2)	12,539

100	Teradata Corporation, (2)	1,950

440	Western Digital Corporation, (2)	9,381
	Total Computers & Peripherals	47,923

	Construction & Engineering – 0.8%

100	AECOM Technology Corporation, (2)	2,444

190	Bucyrus International, Inc.	8,489

20	Fluor Corporation	1,114

40	Jacobs Engineering Group Inc., (2)	2,172

Shares	Description (1)	Value

	Construction & Engineering (continued)

170	Quanta Services Incorporated, (2)	$4,592

10	Shaw Group Inc., (2)	307

30	URS Corporation, (2)	1,100
	Total Construction & Engineering	20,218

	Construction Materials – 0.1%

10	Eagle Materials Inc.	224

10	Martin Marietta Materials	1,120

20	Vulcan Materials Company	1,490
	Total Construction Materials	2,834

	Consumer Finance – 0.3%

10	Americredit Corp., (2)	101

220	Capitalsource Inc.	2,706

170	Discover Financial Services	2,349

120	SLM Corporation, (2)	1,481
	Total Consumer Finance	6,637

	Containers & Packaging – 1.2%

50	AptarGroup Inc.	1,956

40	Ball Corporation	1,580

100	Bemis Company, Inc.	2,621

170	Crown Holdings Inc., (2)	3,776

30	Greif Inc.	1,969

290	Owens-Illinois, Inc., (2)	8,526

100	Packaging Corp. of America	2,318

130	Pactiv Corporation, (2)	3,228

140	Sealed Air Corporation	3,079

70	Smurfit-Stone Container Corporation, (2)	329

80	Sonoco Products Company	2,374
	Total Containers & Packaging	31,756

	Diversified Consumer Services – 0.5%

20	Apollo Group, Inc., (2)	1,186

70	Devry, Inc.	3,468

270	H & R Block Inc.	6,143

50	Hillenbrand Inc.	1,008

110	Service Corporation International	920

10	Weight Watcher’s International Inc.	366
	Total Diversified Consumer Services	13,091

	Diversified Financial Services – 0.2%

80	Allied Capital Corporation	864

30	Eaton Vance Corporation	1,057

90	Leucadia National Corporation	4,090
	Total Diversified Financial Services	6,011

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Diversified REIT – 0.4%

140	Duke Realty Corporation	$3,441

90	Liberty Property Trust	3,389

30	Vornado Realty Trust	2,729
	Total Diversified REIT	9,559

	Diversified Telecommunication Services – 0.8%

30	CenturyTel, Inc.	1,100

140	Embarq Corporation	5,677

290	Frontier Communications Corporation	3,335

1,900	Qwest Communications International Inc.	6,137

430	Windstream Corporation	4,704
	Total Diversified Telecommunication Services	20,953

	Electric Utilities – 4.0%

80	Allegheny Energy, Inc.	2,942

90	Alliant Energy Corporation	2,899

160	Ameren Corporation	6,245

300	American Electric Power Company, Inc.	11,109

210	Consolidated Edison, Inc.	9,022

110	Covanta Holding Corporation, (2)	2,633

90	DPL Inc.	2,232

120	DTE Energy Company	4,814

270	Edison International	10,772

120	Great Plains Energy Incorporated	2,666

50	Hawaiian Electric Industries	1,456

110	Northeast Utilities	2,822

70	OGE Energy Corp.	2,162

170	Pepco Holdings, Inc.	3,895

280	PG&E Corporation	10,485

80	Pinnacle West Capital Corporation	2,753

310	PPL Corporation	11,475

190	Progress Energy, Inc.	8,195

160	Reliant Energy Inc., (2)	1,176

100	Sierra Pacific Resources	958

220	TECO Energy, Inc.	3,461
	Total Electric Utilities	104,172

	Electrical Equipment – 0.6%

100	Ametek Inc.	4,077

90	Cooper Industries, Ltd., Class A	3,596

10	Energizer Holdings Inc., (2)	806

20	Hubbell Incorporated, Class B	701

40	Lincoln Electric Holdings Inc.	2,572

70	Rockwell Automation, Inc.	2,614

20	Thomas & Betts Corporation, (2)	781
	Total Electrical Equipment	15,147

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.6%

190	Agilent Technologies, Inc., (2)	$5,635

90	Amphenol Corporation, Class A	3,613

130	Arrow Electronics, Inc., (2)	3,409

70	Avnet Inc., (2)	1,724

20	AVX Group	204

30	Diebold Inc.	993

20	Dolby Laboratories, Inc., (2)	704

10	Garmin Limited	339

70	Gentex Corporation	1,001

40	Itron Inc., (2)	3,541

40	Jabil Circuit Inc.	382

50	MEMC Electronic Materials, (2)	1,413

20	Mettler-Toledo International Inc., (2)	1,960

20	Millipore Corporation, (2)	1,376

50	Molex Inc.	1,123

20	National Instruments Corporation	601

40	Roper Industries Inc.	2,278

90	SunPower Corporation, (2)	6,215

50	Tech Data Corporation, (2)	1,493

60	Trimble Navigation Limited, (2)	1,552

60	Vishay Intertechnology Inc., (2)	397

50	Waters Corporation, (2)	2,909
	Total Electronic Equipment & Instruments	42,862

	Energy Equipment & Services – 4.7%

90	Atwood Oceanics Inc., (2)	3,276

590	BJ Services Company	11,287

40	Dresser Rand Group, Inc., (2)	1,259

260	ENSCO International Incorporated	14,983

10	Exterran Holdings, Inc., (2)	320

10	FMC Technologies Inc., (2)	466

20	Helix Energy Solutions Group, (2)	486

180	Helmerich & Payne Inc.	7,774

250	Hercules Offshore Inc., (2)	3,790

150	Key Energy Services Inc., (2)	1,740

660	Nabors Industries Limited, (2)	16,447

410	Noble Corporation	17,998

110	Oil States International Inc., (2)	3,889

430	Patterson-UTI Energy, Inc.	8,609

240	Pride International Inc., (2)	7,106

240	Rowan Companies Inc.	7,332

20	SeaCor Smit Inc., (2)	1,579

20	Smith International, Inc.	1,173

120	Superior Energy Services, Inc., (2)	3,737

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

40	TETRA Technologies, (2)	$554

80	Tidewater Inc.	4,429

90	Unit Corporation, (2)	4,484
	Total Energy Equipment & Services	122,718

	Food & Staples Retailing – 1.2%

120	BJ’s Wholesale Club, (2)	4,663

90	Central European Distribution Corporation, (2)	4,087

250	Rite Aid Corporation, (2)	210

480	Safeway Inc.	11,386

230	SUPERVALU INC.	4,991

260	Whole Foods Market, Inc., (2)	5,208
	Total Food & Staples Retailing	30,545

	Food Products – 2.6%

220	Bunge Limited	13,899

80	Campbell Soup Company	3,088

440	ConAgra Foods, Inc.	8,562

90	Corn Products International, Inc.	2,905

30	Dean Foods Company, (2)	701

90	Del Monte Foods Company	702

280	H.J. Heinz Company	13,991

40	Hershey Foods Corporation	1,582

30	Hormel Foods Corporation	1,088

50	JM Smucker Company	2,535

100	McCormick & Company, Incorporated	3,845

610	Sara Lee Corporation	7,704

50	Smithfield Foods, Inc., (2)	794

420	Tyson Foods, Inc., Class A	5,015
	Total Food Products	66,411

	Gas Utilities – 1.3%

70	AGL Resources Inc.	2,197

70	Atmos Energy Corporation	1,863

100	Energen Corporation	4,528

50	Equitable Resources Inc.	1,834

200	Questar Corporation	8,184

60	Southern Union Company	1,239

490	Spectra Energy Corporation	11,661

80	UGI Corporation	2,062
	Total Gas Utilities	33,568

	Health Care Equipment & Supplies – 1.4%

10	Advanced Medical Optics, (2)	178

50	AmerisourceBergen Corporation	1,883

70	Applera Corporation-Applied Biosystems	2,398

30	Beckman Coulter, Inc.	2,130

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

40	C. R. Bard, Inc.	$3,795

10	Cooper Companies, Inc.	348

70	DENTSPLY International Inc.	2,628

20	Gen-Probe, Inc., (2)	1,061

20	Hill Rom Holdings Inc.	606

70	Hospira Inc., (2)	2,674

10	Intuitive Surgical, Inc., (2)	2,410

30	Inverness Medical Innovation, (2)	900

20	Lincare Holdings, (2)	602

20	Patterson Companies Inc., (2)	608

30	ResMed Inc., (2)	1,290

150	Saint Jude Medical Inc., (2)	6,524

130	Varian Medical Systems, Inc., (2)	7,427
	Total Health Care Equipment & Supplies	37,462

	Health Care Providers & Services – 1.7%

120	CIGNA Corporation	4,078

40	Community Health Systems Inc., (2)	1,172

60	Coventry Health Care, Inc., (2)	1,953

50	Davita Inc., (2)	2,851

50	Express Scripts, Inc., (2)	3,691

90	Health Management Associates Inc., (2)	374

40	Henry Schein Inc., (2)	2,154

220	Humana Inc., (2)	9,064

40	Laboratory Corporation of America Holdings, (2)	2,780

80	Lifepoint Hospitals Inc., (2)	2,571

20	Omnicare, Inc.	575

20	Pediatrix Medical Group Inc., (2)	1,078

40	Pharmaceutical Product Development Inc.	1,654

70	Quest Diagnostics Incorporated	3,617

440	Tenet Healthcare Corporation, (2)	2,442

50	Universal Health Services, Inc., Class B	2,802

40	VCA Antech, Inc., (2)	1,179

10	Wellcare Health Plans Inc., (2)	360
	Total Health Care Providers & Services	44,395

	Health Care Technology – 0.1%

20	Cerner Corporation, (2)	893

60	Health Corporation, (2)	686

90	IMS Health Incorporated	1,702
	Total Health Care Technology	3,281

	Hotels, Restaurants & Leisure – 2.0%

10	Brinker International Inc.	179

200	Darden Restaurants Inc.	5,726

90	International Game Technology	1,546

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

70	Interval Leisure Group Inc., (2)	$728

10	Intl Speedway Corporation	389

90	Marriott International, Inc., Class A	2,348

380	MGM Mirage Inc., (2)	10,829

20	Orient Express Hotels Limited	483

50	Panera Bread Company, (2)	2,545

10	Penn National Gaming, Inc., (2)	266

270	Royal Caribbean Cruises Limited	5,603

40	Starbucks Corporation, (2)	595

380	Starwood Hotels & Resorts Worldwide, Inc.	10,692

50	Tim Hortons Inc.	1,482

60	Wyndham Worldwide Corporation	943

230	YUM! Brands, Inc.	7,500
	Total Hotels, Restaurants & Leisure	51,854

	Household Durables – 1.6%

70	Black & Decker Corporation	4,253

480	D.R. Horton, Inc.	6,250

70	Fortune Brands Inc.	4,015

20	Jarden Corporation, (2)	469

190	Leggett and Platt Inc.	4,140

60	Mohawk Industries Inc., (2)	4,043

280	Newell Rubbermaid Inc.	4,833

50	Snap-on Incorporated	2,633

70	Stanley Works	2,922

90	Whirlpool Corporation	7,136
	Total Household Durables	40,694

	Household Products – 0.4%

60	Church & Dwight Company Inc.	3,725

130	Clorox Company	8,150
	Total Household Products	11,875

	Independent Power Producers & Energy Traders – 1.3%

350	AES Corporation, (2)	4,092

190	Calpine Corporation, (2)	2,470

620	Constellation Energy Group	15,065

460	NRG Energy Inc., (2)	11,384
	Total Independent Power Producers & Energy Traders	33,011

	Industrial Conglomerates – 0.8%

30	Carlisle Companies Inc.	899

70	Genuine Parts Company	2,815

20	Teleflex Inc.	1,270

80	Textron Inc.	2,342

310	Walter Industries Inc.	14,709
	Total Industrial Conglomerates	22,035

Shares	Description (1)	Value

	Industrial REIT – 0.8%

120	AMB Property Corp.	$5,436

370	ProLogis	15,269
	Total Industrial REIT	20,705

	Insurance – 4.8%

20	Allied World Assurance Holdings	710

70	American Financial Group Inc.	2,065

270	Aon Corporation	12,138

30	Arch Capital Group Limited, (2)	2,191

70	Arthur J. Gallagher & Co.	1,796

150	Assurant Inc.	8,250

110	Axis Capital Holdings Limited	3,488

50	Brown & Brown Inc.	1,081

140	Cincinnati Financial Corporation	3,982

10	CNA Financial Corporation	262

190	Conseco Inc., (2)	669

50	Endurance Specialty Holdings, Limited	1,546

10	Erie Indemnity Company	423

20	Everest Reinsurance Group Ltd	1,731

200	Fidelity National Title Group Inc., Class A	2,940

20	First American Corporation	590

300	Genworth Financial Inc., Class A	2,583

50	Hanover Insurance Group Inc.	2,276

100	HCC Insurance Holdings Inc.	2,700

250	Lincoln National Corporation	10,702

460	Marsh & McLennan Companies, Inc.	14,609

20	Mercury General Corporation	1,095

50	Nationwide Financial Services, Inc.	2,467

90	Old Republic International Corporation	1,148

20	OneBeacon Insurance Group Limited, Class A	423

50	PartnerRe Limited	3,405

80	Philadelphia Consolidated Holding Corporation, (2)	4,686

90	Principal Financial Group, Inc.	3,914

310	Progressive Corporation	5,394

70	Protective Life Corporation	1,996

60	Reinsurance Group of America Inc., Class A Shares	3,240

50	RenaisasnceRE Holdings, Limited	2,600

40	StanCorp Financial Group Inc.	2,080

70	Torchmark Corporation	4,186

10	Transatlantic Holdings Inc.	544

20	Unitrin, Inc.	499

320	Unum Group	8,032

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Insurance (continued)

60	WR Berkley Corporation	$1,413

10	XL Capital Ltd, Class A	179
	Total Insurance	124,033

	Internet & Catalog Retail – 0.3%

370	Expedia, Inc., (2)	5,591

60	Hosting Site Network, Inc., (2)	661

20	MSC Industrial Direct Inc., Class A	921

100	Ticketmaster Online-Citysearch, Inc., (2)	1,073
	Total Internet & Catalog Retail	8,246

	Internet Software & Services – 0.4%

110	Ansys Inc., (2)	4,166

30	Metavante Technologies Inc., (2)	578

110	Sohu.com Inc., (2)	6,133
	Total Internet Software & Services	10,877

	IT Services – 1.6%

80	Affiliated Computer Services Inc., (2)	4,050

130	Broadridge Financial Solutions, Inc.	2,001

130	Computer Sciences Corporation, (2)	5,225

40	Convergys Corporation, (2)	591

50	DST Systems Inc., (2)	2,800

10	FactSet Research Systems Inc.	523

190	Fidelity National Information Services	3,507

160	Fiserv, Inc., (2)	7,570

70	Global Payments Inc.	3,140

60	Iron Mountain Inc., (2)	1,465

50	Lender Processing Services Inc.	1,526

110	Paychex, Inc.	3,633

150	SAIC, Inc., (2)	3,034

10	Scientific Games Corporation, (2)	230

100	Total System Services Inc.	1,640

230	Unisys Corporation, (2)	633
	Total IT Services	41,568

	Leisure Equipment & Products – 0.7%

380	Eastman Kodak Company	5,844

160	Hasbro, Inc.	5,555

340	Mattel, Inc.	6,134
	Total Leisure Equipment & Products	17,533

	Life Sciences Tools & Services – 0.8%

60	Charles River Laboratories International, Inc., (2)	3,332

50	Covance, Inc., (2)	4,421

60	Edwards Lifesciences Corporation, (2)	3,466

150	Illumina Inc., (2)	6,080

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

60	Perkinelmer Inc.	$1,498

20	Techne Corporation, (2)	1,442
	Total Life Sciences Tools & Services	20,239

	Machinery – 4.5%

170	AGCO Corporation, (2)	7,244

30	Crane Company	891

330	Cummins Inc.	14,427

30	Donaldson Company, Inc.	1,257

190	Dover Corporation	7,705

200	Eaton Corporation	11,235

110	Flowserve Corporation	9,765

60	Gardner Denver, Inc., (2)	2,083

20	Graco Inc.	712

100	Harsco Corporation	3,719

40	IDEX Corporation	1,241

100	Ingersoll Rand Company Limited, Class A	3,117

80	ITT Industries Inc.	4,449

40	John Bean Technologies Corporation, (2)	506

230	Joy Global Inc.	10,382

30	Kennametal Inc.	814

20	Manitowoc Company Inc.	311

130	Oshkosh Truck Corporation	1,711

50	Pall Corporation	1,720

230	Parker Hannifin Corporation	12,189

50	Pentair, Inc.	1,729

90	SPX Corporation	6,930

250	Terex Corporation, (2)	7,630

80	Timken Company	2,268

10	Toro Company	413

120	Trinity Industries Inc.	3,088
	Total Machinery	117,536

	Marine – 0.3%

40	Alexander and Bald, Inc., (2)	1,761

50	Kirby Corporation, (2)	1,897

60	Overseas Shipholding Group Inc.	3,499
	Total Marine	7,157

	Media – 2.7%

240	Cablevision Systems Corporation	6,038

610	CBS Corporation, Class B	8,894

10	Central European Media Enterprises Limited, (2)	654

20	Clear Channel Outdoor Holdings Inc., Class A, (2)	274

20	CTC Media, Inc., (2)	300

40	Discovery Communications inc., Class A Shares, (2)	570

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Media (continued)

40	Discovery Communications Inc., Class C Shares, (2)	$566

80	Dreamworks Animation SKG Inc., (2)	2,516

60	E.W. Scripps Company, Class A	424

340	Echostar Communications Corporation, Variable Prepaid Forward, (2)	7,140

40	Echostar Holding Corproation, Class A, (2)	964

380	Gannett Company Inc.	6,425

10	Hearst-Argyle Television Inc.	223

650	Interpublic Group Companies, Inc., (2)	5,038

20	John Wiley and Sons Inc., Class A	809

190	Liberty Global Inc, A Shares, (2)	5,757

180	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	4,495

270	Liberty Media Holding Corporation Interactive, Class A, (2)	3,486

110	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	1,472

200	McGraw-Hill Companies, Inc.	6,322

10	Morningstar, Inc., (2)	555

40	New York Times, Class A	572

20	Regal Entertainment Group, Class A	316

40	Scripps Networks Interactive, Class A Shares	1,452

710	Virgin Media, Inc.	5,608

10	Warner Music Group Corporation, (2)	76
	Total Media	70,946

	Metals & Mining – 2.1%

390	AK Steel Holding Corporation	10,108

330	Cleveland-Cliffs Inc.	17,469

220	Commercial Metals Company	3,716

170	Foundation Coal Holding Corporation	6,049

130	Reliance Steel & Aluminum Company	4,936

80	Schnitzer Steel Industries, Inc.	3,139

510	Steel Dynamics Inc.	8,716
	Total Metals & Mining	54,133

	Mortgage REIT – 0.4%

710	Annaly Capital Management Inc.	9,550

740	iStar Financial Inc.	1,924
	Total Mortgage REIT	11,474

	Multiline Retail – 2.4%

190	Big Lots, Inc., (2)	5,288

130	Dollar Tree Stores Inc., (2)	4,727

190	Family Dollar Stores, Inc.	4,503

630	Federated Department Stores, Inc.	11,326

400	J.C. Penney Company, Inc.	13,335

30	Kohl’s Corporation, (2)	1,382

Shares	Description (1)	Value

	Multiline Retail (continued)

320	Nordstrom, Inc.	$9,222

140	Sears Holding Corporation, (2)	13,090
	Total Multiline Retail	62,873

	Multi-Utilities – 2.1%

290	CenterPoint Energy, Inc.	4,225

70	CMS Energy Corporation	873

40	Dynegy Inc., (2)	143

60	Integrys Energy Group, Inc.	2,996

160	MDU Resources Group Inc.	4,640

80	National Fuel Gas Company	3,374

240	NiSource Inc.	3,542

70	NSTAR	2,345

110	ONEOK, Inc.	3,784

90	Puget Energy, Inc.	2,403

80	Scana Corporation	3,114

240	Sempra Energy	12,112

60	Vectren Corporation	1,671

90	Wisconsin Energy Corporation	4,041

310	Xcel Energy, Inc.	6,197
	Total Multi-Utilities	55,460

	Office Electronics – 0.2%

430	Xerox Corporation	4,958
	Office REIT – 0.8%

30	Alexandria Real Estate Equities Inc.	3,375

20	Boston Properties, Inc.	1,873

100	Brandywine Realty Trust	1,603

80	Digital Realty Trust Inc.	3,780

110	Douglas Emmett Inc.	2,538

200	HRPT Properties Trust	1,378

30	Kilroy Realty Corporation	1,434

90	Mack-Cali Realty Corporation	3,048

20	SL Green Realty Corporation	1,296
	Total Office REIT	20,325

	Oil, Gas & Consumable Fuels – 8.3%

190	Alpha Natural Resources Inc., (2)	9,772

480	Arch Coal Inc.	15,786

130	Cimarex Energy Company	6,358

10	CNX Gas Corporation, (2)	224

80	Continental Resources Inc., (2)	3,138

90	Denbury Resources Inc., (2)	1,714

1,080	El Paso Corporation	13,780

100	Encore Acquisition Company, (2)	4,178

140	Forest Oil Corporation, (2)	6,944

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

140	Frontline Limited	$6,730

140	Mariner Energy Inc., (2)	2,870

400	Massey Energy Company	14,268

250	Murphy Oil Corporation	16,035

270	Newfield Exploration Company, (2)	8,637

260	Noble Energy, Inc.	14,453

250	Patriot Coal Corporation, (2)	7,263

800	Petrohawk Energy Corporation, (2)	17,303

180	Pioneer Natural Resources Company	9,410

250	Plains Exploration & Production Company, (2)	8,790

600	Southwestern Energy Company, (2)	18,324

90	St Mary Land and Exploration Company	3,209

310	Sunoco, Inc.	11,030

420	Tesoro Petroleum Corporation	6,926

80	W&T Offshore Inc.	2,183

80	Whiting Petroleum Corporation, (2)	5,701
	Total Oil, Gas & Consumable Fuels	215,026

	Paper & Forest Products – 0.8%

280	Domtar Corporation, (2)	1,288

420	International Paper Company	10,996

160	MeadWestvaco Corporation	3,730

60	Weyerhaeuser Company	3,635
	Total Paper & Forest Products	19,649

	Personal Products – 0.8%

60	Alberto Culver Company	1,634

390	Avon Products, Inc.	16,212

90	Herbalife, Limited	3,557

10	NBTY Inc., (2)	295
	Total Personal Products	21,698

	Pharmaceuticals – 0.7%

140	Allergan, Inc.	7,210

50	Endo Pharmaceuticals Holdings Inc., (2)	1,000

150	Forest Laboratories, Inc., (2)	4,242

70	King Pharmaceuticals Inc., (2)	671

30	Mylan Laboratories Inc., (2)	343

80	Perrigo Company	3,077

40	Warner Chilcott Limited, (2)	605

40	Watson Pharmaceuticals Inc., (2)	1,140
	Total Pharmaceuticals	18,288

	Real Estate Management & Development – 0.2%

300	CB Richard Ellis Group, Inc., Class A, (2)	4,011

30	Forest City Enterprises, Inc.	920

30	St Joe Company, (2)	1,173
	Total Real Estate Management & Development	6,104

Shares	Description (1)	Value

	Residential REIT – 1.1%

130	Apartment Investment & Management Company, Class A	$4,553

20	AvalonBay Communities, Inc.	1,968

10	Camden Property Trust	459

310	Equity Residential	13,767

30	Essex Property Trust Inc.	3,550

150	UDR Inc.	3,923
	Total Residential REIT	28,220

	Retail REIT – 0.8%

80	CBL & Associates Properties Inc.	1,606

20	Developers Diversified Realty Corporation	634

10	Federal Realty Investment Trust	856

690	General Growth Properties Inc., (2)	10,419

60	Kimco Realty Corporation	2,216

10	Macerich Company	637

20	Regency Centers Corporation	1,334

10	Taubman Centers Inc.	500

70	Weingarten Realty Investors Trust	2,497
	Total Retail REIT	20,699

	Road & Rail – 0.7%

30	Avis Budget Group Inc., (2)	172

70	Con-Way, Inc.	3,088

190	Hertz Global Holdings, Inc., (2)	1,438

100	J.B. Hunt Transports Serives Inc.	3,337

130	Kansas City Southern Industries, (2)	5,767

10	Landstar System	441

80	Ryder System, Inc.	4,960
	Total Road & Rail	19,203

	Semiconductors & Equipment – 1.6%

40	Analog Devices, Inc.	1,054

230	Atmel Corporation, (2)	780

20	Cree, Inc., (2)	456

450	Cypress Semiconductor Corporation, (2)	2,349

70	Fairchild Semiconductor International Inc., Class A, (2)	622

30	Integrated Device Technology, Inc., (2)	233

10	International Rectifier Corporation, (2)	190

10	Intersil Holding Corporation, Class A	166

230	Lam Research Corporation, (2)	7,243

20	Linear Technology Corporation	613

20	LSI Logic Corporation, (2)	107

30	Microchip Technology Incorporated	883

1,280	Micron Technology, Inc., (2)	5,184

1,390	NVIDIA Corporation, (2)	14,887

350	QLogic Corporation, (2)	5,376

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

10	Rambus Inc., (2)	$129

10	Silicon Laboratories Inc., (2)	307

30	Teradyne Inc., (2)	234

10	Varian Semiconductor Equipment Associate, (2)	251
	Total Semiconductors & Equipment	41,064

	Software – 1.3%

790	Activision Blizzard Inc., (2)	12,190

100	Amdocs Limited, (2)	2,738

50	BMC Software, Inc., (2)	1,432

150	CA Inc.	2,994

480	Cadence Design Systems, Inc., (2)	3,245

60	Cognizant Technology Solutions Corporation, Class A, (2)	1,370

290	Compuware Corporation, (2)	2,810

60	Electronic Arts Inc. (EA), (2)	2,219

60	Intuit Inc., (2)	1,897

110	Novell Inc., (2)	565

80	Red Hat, Inc., (2)	1,206

40	Synopsys Inc., (2)	798

20	VeriSign, Inc., (2)	522
	Total Software	33,986

	Specialized REIT – 2.3%

230	Health Care Property Investors Inc.	9,230

90	Health Care REIT, Inc.	4,791

130	Hospitality Properties Trust	2,668

650	Host Hotels & Resorts Inc.	8,639

120	Nationwide Health Properties, Inc.	4,318

170	Plum Creek Timber Company	8,476

130	Public Storage, Inc.	12,871

70	Rayonier Inc.	3,315

120	Ventas Inc.	5,930
	Total Specialized REIT	60,238

	Specialty Retail – 2.7%

260	Abercrombie & Fitch Co., Class A	10,257

330	American Eagle Outfitters, Inc.	5,033

150	Ann Taylor Stores Corporation, (2)	3,096

240	AutoNation Inc., (2)	2,698

50	Barnes & Noble Inc.	1,304

70	CarMax, Inc., (2)	980

210	Foot Locker, Inc.	3,394

10	GameStop Corporation, (2)	342

710	Gap, Inc.	12,624

430	Limited Brands, Inc.	7,448

10	Nuance Communications, Inc., (2)	122

Shares	Description (1)	Value

	Specialty Retail (continued)

450	Office Depot, Inc., (2)	$2,619

30	O’Reilly Automotive Inc., (2)	803

200	PetSmart Inc.	4,942

280	RadioShack Corporation	4,838

110	Sherwin-Williams Company	6,288

10	Tiffany & Co.	355

50	TJX Companies, Inc.	1,526

160	Williams-Sonoma Inc.	2,589
	Total Specialty Retail	71,258

	Textiles, Apparel & Luxury Goods – 0.3%

140	Jones Apparel Group, Inc.	2,591

80	VF Corporation	6,185
	Total Textiles, Apparel & Luxury Goods	8,776

	Thrifts & Mortgage Finance – 1.2%

100	Astoria Financial Corporation	2,073

20	Capitol Federal Financial	887

720	Hudson City Bancorp, Inc.	13,284

340	New York Community Bancorp, Inc.	5,709

320	People’s United Financial, Inc.	6,160

70	TFS Financial Corporation	876

10	Tree.com Inc., (2)	48

110	Washington Federal Inc.	2,030
	Total Thrifts & Mortgage Finance	31,067

	Tobacco – 0.5%

160	Lorillard Inc.	11,384

40	UST Inc.	2,662
	Total Tobacco	14,046

	Trading Companies & Distributors – 0.2%

50	GATX Corporation	1,979

10	United Rentals Inc., (2)	152

30	W.W. Grainger, Inc.	2,609

10	WESCO International Inc., (2)	322
	Total Trading Companies & Distributors	5,062

	Water Utilities – 0.1%

50	American water Works Company	1,075

60	Aqua America Inc.	1,067
	Total Water Utilities	2,142

	Wireless Telecommunication Services – 0.7%

190	American Tower Corporation, (2)	6,834

150	Crown Castle International Corporation, (2)	4,346

140	Metropcs Communications Inc., (2)	1,959

40	NII Holdings Inc., Class B, (2)	1,517

40	SBA Communications Corporation, (2)	1,035

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

30	Telephone and Data Systems Inc.	$1,074

10	United States Cellular Corporation, (2)	469
	Total Wireless Telecommunication Services	17,234

	Total Common Stocks (cost $2,929,603)	2,544,365

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%

10	Fresenius Kabi Pharma Rights	$7
	Total Common Stock Rights (cost $10)	7

	Total Investments (cost $2,929,613) – 97.7%	2,544,372

	Other Assets Less Liabilities – 2.3%	59,685

	Net Assets – 100%	$2,604,057

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$2,544,372	$—	$—	$2,544,372

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $2,929,613.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$58,168
Depreciation	(443,409)
Net unrealized appreciation (depreciation) of investments	$(385,241)

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 97.6%

	Aerospace & Defense – 1.0%

500	Alliant Techsystems Inc., (2)	$46,970

500	BE Aerospace Inc., (2)	7,915

1,000	DRS Technologies Inc.	76,750

20,690	General Dynamics Corporation	1,523,198

33,600	Honeywell International Inc.	1,396,080

500	L-3 Communications Holdings, Inc.	49,160

5,100	Northrop Grumman Corporation	308,754

5,200	Raytheon Company	278,252

1,900	Spirit AeroSystems Holdings Inc., (2)	30,533

6,500	United Technologies Corporation	390,390
	Total Aerospace & Defense	4,108,002

	Air Freight & Logistics – 0.7%

33,990	FedEx Corporation	2,686,570

100	UTI Worldwide, Inc.	1,702
	Total Air Freight & Logistics	2,688,272

	Airlines – 0.1%

3,900	Continental Airlines, inc., (2)	65,052

300	Copa Holdings SA	9,750

2,100	Delta Air Lines, Inc., (2)	15,645

4,400	Northwest Airlines Corporation, (2)	39,732

9,300	Southwest Airlines Co.	134,943
	Total Airlines	265,122

	Auto Components – 0.1%

1,700	Autoliv Inc.	57,375

600	BorgWarner Inc.	19,662

100	Federal Mogul Corporation, Class A Shares, (2)	1,255

5,000	Goodyear Tire & Rubber Company, (2)	76,550

7,400	Johnson Controls, Inc.	224,442

1,400	TRW Automotive Holdings Corporation, (2)	22,274
	Total Auto Components	401,558

	Automobile – 0.0%

1,000	Harley-Davidson, Inc.	37,300
	Automobiles – 0.2%

119,800	Ford Motor Company, (2)	622,960

23,000	General Motors Corporation, (2)	217,350

200	Thor Industries, Inc.	4,964
	Total Automobiles	845,274

	Beverages – 3.5%

5,400	Anheuser-Busch Companies, Inc.	350,352

200	Brown-Forman Corporation	14,362

85,800	Coca-Cola Company	4,537,104

160,900	Coca-Cola Enterprises Inc.	2,698,293

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Beverages (continued)

2,200	Constellation Brands, Inc., Class A, (2)	$47,212

7,000	Dr. Pepper Snapple Group, (2)	185,360

16,080	Molson Coors Brewing Company, Class B	751,740

4,200	Pepsi Bottling Group, Inc.	122,514

1,200	PepsiAmericas Inc.	24,864

72,000	PepsiCo, Inc.	5,131,440
	Total Beverages	13,863,241

	Biotechnology – 0.4%

22,000	Amgen Inc., (2)	1,303,940

700	Imclone Systems Inc., (2)	43,708

800	Invitrogen Corporation, (2)	30,240
	Total Biotechnology	1,377,888

	Building Products – 0.6%

700	Armstrong World Industries Inc., (2)	20,230

125,200	Masco Corporation	2,246,088

1,900	Owens Corning, (2)	45,429

300	USG Corporation, (2)	7,680
	Total Building Products	2,319,427

	Capital Markets – 7.8%

3,900	American Capital Limited	99,489

6,800	Ameriprise Financial, Inc.	259,760

178,514	Bank of New York Company, Inc.	5,815,986

100	BlackRock Inc.	19,450

300	E*Trade Group Inc., (2)	840

9,140	Franklin Resources, Inc.	805,508

25,400	Goldman Sachs Group, Inc.	3,251,200

103,820	Invesco LTD	2,178,144

200	Investment Technology Group, (2)	6,086

100	Janus Capital Group Inc.	2,428

1,500	Jefferies Group, Inc.	33,600

319,350	JPMorgan Chase & Co.	14,913,645

42,120	Legg Mason, Inc.	1,603,087

34,200	Merrill Lynch & Co., Inc.	865,260

19,300	Morgan Stanley	443,900

2,300	Raymond James Financial Inc.	75,854

8,700	State Street Corporation	494,856
	Total Capital Markets	30,869,093

	Chemicals – 2.5%

1,800	Ashland Inc.	52,632

800	Cabot Corporation	25,424

800	Celanese Corporation, Series A	22,328

5,400	Chemtura Corporation	24,624

1,000	Cytec Industries, Inc.	38,910

Shares	Description (1)	Value

	Chemicals (continued)

28,000	Dow Chemical Company	$889,840

124,800	E.I. Du Pont de Nemours and Company	5,029,440

21,480	Eastman Chemical Company	1,182,689

1,400	FMC Corporation	71,946

1,200	Huntsman Corporation	15,120

100	Interpid Potash Inc., (2)	3,014

1,700	Lubrizol Corporation	73,338

27,970	Mosaic Company	1,902,519

200	Nalco Holding Company	3,708

3,000	PPG Industries, Inc.	174,960

400	Rohm and Haas Company	28,000

3,000	RPM International, Inc.	58,020

100	Scotts Miracle Gro Company	2,364

800	Sigma-Aldrich Corporation	41,936

2,300	Valspar Corporation	51,267
	Total Chemicals	9,692,079

	Commercial Banks – 5.0%

2,500	Associated Banc-Corp.	49,875

1,900	BancorpSouth Inc.	53,447

172,400	Bank of America Corporation	6,034,000

1,300	Bank of Hawaii Corporation	69,485

73,900	BB&T Corporation	2,793,420

300	BOK Financial Corporation	14,523

800	City National Corporation	43,440

3,800	Comerica Incorporated	124,602

1,400	Commerce Bancshares Inc.	64,960

1,600	Cullen/Frost Bankers, Inc.	96,000

3,300	Fifth Third Bancorp.	39,270

100	First Citizens Bancshs Inc.	17,900

1,898	First Horizon National Corporation, (2)	17,765

3,900	Fulton Financial Corporation	42,549

5,100	Huntington BancShares Inc.	40,749

78,200	KeyCorp.	933,708

1,300	M&T Bank Corporation	116,025

3,400	Marshall and Ilsley Corporation	68,510

3,700	National City Corporation	6,475

500	Northern Trust Corporation	36,100

26,620	PNC Financial Services Group, Inc.	1,988,514

6,600	Popular, Inc.	54,714

12,300	Regions Financial Corporation	118,080

44,500	SunTrust Banks, Inc.	2,002,055

6,600	Synovus Financial Corp.	68,310

2,600	TCF Financial Corporation	46,800

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Commercial Banks (continued)

46,000	U.S. Bancorp	$1,656,920

2,700	Valley National Bancorp.	56,592

65,000	Wachovia Corporation	227,500

700	Webster Financial Corporation	17,675

67,500	Wells Fargo & Company	2,533,275

1,500	Whitney Holding Corporation	36,375

1,200	Wilmington Trust Corporation	34,596

1,500	Zions Bancorporation	58,050
	Total Commercial Banks	19,562,259

	Commercial Services & Supplies – 0.7%

10,700	Allied Waste Industries, Inc., (2)	118,877

2,300	Avery Dennison Corporation	102,304

700	Career Education Corporation, (2)	11,445

2,300	Cintas Corporation	66,033

75,530	Corrections Corporation of America, (2)	1,876,921

200	Dun and Bradstreet Inc.	18,872

400	Equifax Inc.	13,780

100	Genpact Limited, (2)	1,039

1,800	Manpower Inc.	77,688

300	Pitney Bowes Inc.	9,978

5,700	R.R. Donnelley & Sons Company	139,821

200	Republic Services, Inc.	5,996

1,700	Steelcase Inc.	18,275

9,800	Waste Management, Inc.	308,602

100	Zebra Technologies Corporation, Class A, (2)	2,785
	Total Commercial Services & Supplies	2,772,416

	Communication Equipment – 1.6%

1,000	ADC Telecommunications Inc., (2)	8,450

184,150	Cisco Systems, Inc., (2)	4,154,424

400	JDS Uniphase Corporation, (2)	3,384

8,100	Motorola, Inc.	57,834

48,550	QUALCOMM Inc.	2,086,194

3,200	Tellabs Inc., (2)	12,992
	Total Communication Equipment	6,323,278

	Computers & Peripherals – 2.2%

8,600	Brocade Communications Systems Inc., (2)	50,052

3,300	EMC Corporation, (2)	39,468

116,350	Hewlett-Packard Company	5,380,024

5,500	Ingram Micro, Inc., (2)	88,385

23,150	International Business Machines Corporation (IBM)	2,707,624

3,200	Lexmark International, Inc., Class A, (2)	104,224

200	McAfee Inc., (2)	6,792

400	NCR Corporation, (2)	8,820

Shares	Description (1)	Value

	Computers & Peripherals (continued)

1,000	SanDisk Corporation, (2)	$19,550

15,200	Seagate Technology	184,224

16,800	Sun Microsystems Inc., (2)	127,680

1,000	Teradata Corporation, (2)	19,500
	Total Computers & Peripherals	8,736,343

	Construction & Engineering – 0.2%

300	AECOM Technology Corporation, (2)	7,332

700	KBR Inc.	10,689

30,390	Quanta Services Incorporated, (2)	820,834

1,700	URS Corporation, (2)	62,339
	Total Construction & Engineering	901,194

	Construction Materials – 0.0%

100	Eagle Materials Inc.	2,237

1,100	Vulcan Materials Company	81,950
	Total Construction Materials	84,187

	Consumer Finance – 1.7%

5,000	American Express Company	177,150

2,300	Americredit Corp., (2)	23,299

74,850	Capital One Financial Corporation	3,817,350

5,000	Capitalsource Inc.	61,500

6,900	Discover Financial Services	95,358

100	Student Loan Corporation	9,300

40,630	Visa Inc.	2,494,276
	Total Consumer Finance	6,678,233

	Containers & Packaging – 0.3%

1,200	AptarGroup Inc.	46,932

1,800	Ball Corporation	71,082

2,700	Bemis Company, Inc.	70,767

26,700	Owens-Illinois, Inc., (2)	784,980

2,000	Packaging Corp. of America	46,360

2,800	Pactiv Corporation, (2)	69,524

3,600	Sealed Air Corporation	79,164

700	Smurfit-Stone Container Corporation, (2)	3,290

2,600	Sonoco Products Company	77,168

2,000	Temple-Inland Inc.	30,520
	Total Containers & Packaging	1,279,787

	Diversified Consumer Services – 0.0%

5,600	Service Corporation International	46,816

100	Weight Watcher’s International Inc.	3,660
	Total Diversified Consumer Services	50,476

	Diversified Financial Services – 1.0%

3,800	Allied Capital Corporation	41,040

2,700	CIT Group Inc.	18,792

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Diversified Financial Services (continued)

131,930	Citigroup Inc.	$2,705,884

100	CME Group, Inc.	37,151

3,300	Leucadia National Corporation	149,952

1,500	Moody’s Corporation	51,000

1,500	Nasdaq Stock Market, Inc., (2)	45,855

2,400	New York Stock Exchange Euronext	94,032

28,760	Western Union Company	709,509
	Total Diversified Financial Services	3,853,215

	Diversified REIT – 0.1%

2,700	Duke Realty Corporation	66,366

2,000	Liberty Property Trust	75,300

1,900	Vornado Realty Trust	172,805
	Total Diversified REIT	314,471

	Diversified Telecommunication Services – 3.7%

341,298	AT&T Inc.	9,529,040

2,100	CenturyTel, Inc.	76,965

42,400	Embarq Corporation	1,719,320

7,200	Frontier Communications Corporation	82,800

45,100	Qwest Communications International Inc.	145,673

80,100	Sprint Nextel Corporation, (2)	488,610

75,300	Verizon Communications Inc.	2,416,377

11,500	Windstream Corporation	125,810
	Total Diversified Telecommunication Services	14,584,595

	Electric Utilities – 2.9%

3,400	Alliant Energy Corporation	109,514

6,600	Ameren Corporation	257,598

11,200	American Electric Power Company, Inc.	414,736

8,500	Consolidated Edison, Inc.	365,160

20,740	DPL Inc.	514,352

5,100	DTE Energy Company	204,612

23,210	Edison International	926,079

1,600	Entergy Corporation	142,416

20,170	Exelon Corporation	1,263,045

9,000	FirstEnergy Corp.	602,910

64,070	FPL Group, Inc.	3,222,721

3,700	Great Plains Energy Incorporated	82,214

2,400	Hawaiian Electric Industries	69,864

3,800	Northeast Utilities	97,470

2,700	OGE Energy Corp.	83,376

6,700	Pepco Holdings, Inc.	153,497

10,900	PG&E Corporation	408,205

3,600	Pinnacle West Capital Corporation	123,876

7,900	Progress Energy, Inc.	340,727

Shares	Description (1)	Value

	Electric Utilities (continued)

13,200	Reliant Energy Inc., (2)	$97,020

4,200	Sierra Pacific Resources	40,236

44,020	Southern Company	1,659,114

7,200	TECO Energy, Inc.	113,256
	Total Electric Utilities	11,291,998

	Electrical Equipment – 0.1%

900	Cooper Industries, Ltd., Class A	35,955

800	Hubbell Incorporated, Class B	28,040

500	Lincoln Electric Holdings Inc.	32,155

1,400	Thomas & Betts Corporation, (2)	54,698
	Total Electrical Equipment	150,848

	Electronic Equipment & Instruments – 0.9%

2,800	Arrow Electronics, Inc., (2)	73,416

1,900	Avnet Inc., (2)	46,797

900	AVX Group	9,171

200	Diebold Inc.	6,622

2,400	Jabil Circuit Inc.	22,896

1,700	Molex Inc.	38,165

1,400	Tech Data Corporation, (2)	41,790

36,540	Thermo Fisher Scientific, Inc., (2)	2,009,700

42,400	Tyco Electronics, Limited	1,172,784

4,400	Vishay Intertechnology Inc., (2)	29,128
	Total Electronic Equipment & Instruments	3,450,469

	Energy Equipment & Services – 1.3%

22,800	Anadarko Petroleum Corporation	1,106,028

44,300	Baker Hughes Incorporated	2,681,922

8,700	BJ Services Company	166,431

800	Cabot Oil & Gas Corporation	28,912

900	ENSCO International Incorporated	51,867

2,300	Exterran Holdings, Inc., (2)	73,508

1,600	Global Industries, Limited, (2)	11,104

2,200	Helix Energy Solutions Group, (2)	53,416

3,200	Helmerich & Payne Inc.	138,208

3,700	Hercules Offshore Inc., (2)	56,092

4,400	Key Energy Services Inc., (2)	51,040

13,200	Nabors Industries Limited, (2)	328,944

1,200	Oil States International Inc., (2)	42,420

3,900	Patterson-UTI Energy, Inc.	78,078

1,700	Pride International Inc., (2)	50,337

2,800	Rowan Companies Inc.	85,540

600	SeaCor Smit Inc., (2)	47,370

1,300	Tidewater Inc.	71,968

800	Unit Corporation, (2)	39,856
	Total Energy Equipment & Services	5,163,041

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Food & Staples Retailing – 2.6%

1,300	BJ’s Wholesale Club, (2)	$50,518

25,655	Costco Wholesale Corporation	1,665,779

123,250	CVS Caremark Corporation	4,148,595

79,350	Kroger Co.	2,180,538

1,700	Rite Aid Corporation, (2)	1,428

13,400	Safeway Inc.	317,848

7,300	SUPERVALU INC.	158,410

500	Walgreen Co.	15,480

30,440	Wal-Mart Stores, Inc.	1,823,052
	Total Food & Staples Retailing	10,361,648

	Food Products – 2.2%

22,500	Archer-Daniels-Midland Company	492,975

3,700	Bunge Limited	233,766

1,700	Campbell Soup Company	65,620

10,800	ConAgra Foods, Inc.	210,168

2,200	Corn Products International, Inc.	71,016

64,600	Dean Foods Company, (2)	1,509,056

4,500	Del Monte Foods Company	35,100

34,010	General Mills, Inc.	2,337,167

52,560	H.J. Heinz Company	2,626,423

500	Hershey Foods Corporation	19,770

1,300	Hormel Foods Corporation	47,164

1,300	JM Smucker Company	65,897

1,100	Kellogg Company	61,710

20,800	Kraft Foods Inc.	681,200

1,000	McCormick & Company, Incorporated	38,450

13,200	Sara Lee Corporation	166,716

3,200	Smithfield Foods, Inc., (2)	50,816

4,300	Tyson Foods, Inc., Class A	51,342

400	Wm. Wrigley Jr. Company	31,760
	Total Food Products	8,796,116

	Gas Utilities – 0.2%

2,100	AGL Resources Inc.	65,898

2,700	Atmos Energy Corporation	71,874

1,600	Energen Corporation	72,448

2,300	Questar Corporation	94,116

2,900	Southern Union Company	59,885

16,500	Spectra Energy Corporation	392,700

2,900	UGI Corporation	74,762
	Total Gas Utilities	831,683

	Health Care Equipment & Supplies – 0.6%

100	Advanced Medical Optics, (2)	1,778

1,200	AmerisourceBergen Corporation	45,180

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

100	Beckman Coulter, Inc.	$7,099

24,500	Boston Scientific Corporation, (2)	300,615

500	Cooper Companies, Inc.	17,380

35,700	Covidien Limited	1,919,232

900	Hill Rom Holdings Inc.	27,279

400	Hologic Inc., (2)	7,732

2,100	Hospira Inc., (2)	80,220

600	Inverness Medical Innovation, (2)	18,000

400	Lincare Holdings, (2)	12,036

700	Zimmer Holdings, Inc., (2)	45,192
	Total Health Care Equipment & Supplies	2,481,743

	Health Care Providers & Services – 1.2%

2,800	Aetna Inc.	101,108

500	Brookdale Senior Living Inc.	10,995

1,000	Cardinal Health, Inc.	49,280

72,250	CIGNA Corporation	2,455,055

1,700	Community Health Systems Inc., (2)	49,827

2,700	Coventry Health Care, Inc., (2)	87,885

400	Davita Inc., (2)	22,804

2,900	Health Management Associates Inc., (2)	12,064

100	Henry Schein Inc., (2)	5,384

2,000	Humana Inc., (2)	82,400

1,900	Lifepoint Hospitals Inc., (2)	61,066

1,000	McKesson HBOC Inc.	53,810

33,680	Omnicare, Inc.	968,974

200	Pediatrix Medical Group Inc., (2)	10,784

300	Quest Diagnostics Incorporated	15,501

5,800	Tenet Healthcare Corporation, (2)	32,190

13,600	UnitedHealth Group Incorporated	345,304

1,000	Universal Health Services, Inc., Class B	56,030

9,200	Wellpoint Inc., (2)	430,284
	Total Health Care Providers & Services	4,850,745

	Health Care Technology – 0.0%

2,700	Health Corporation, (2)	30,861

1,300	IMS Health Incorporated	24,583
	Total Health Care Technology	55,444

	Hotels, Restaurants & Leisure – 0.3%

300	Boyd Gaming Corporation, (2)	2,808

9,300	Carnival Corporation	328,755

400	Choice Hotels International, Inc.	10,840

48,747	Intercontinental Hotels Group PLC, ADR	603,000

1,000	Interval Leisure Group Inc., (2)	10,400

400	Intl Speedway Corporation	15,564

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

2,200	McDonald’s Corporation	$135,740

1,100	MGM Mirage Inc., (2)	31,350

100	Orient Express Hotels Limited	2,413

6,400	Royal Caribbean Cruises Limited	132,800

4,900	Wyndham Worldwide Corporation	76,979
	Total Hotels, Restaurants & Leisure	1,350,649

	Household Durables – 0.7%

1,700	Black & Decker Corporation	103,275

1,100	Centex Corporation	17,820

8,300	D.R. Horton, Inc.	108,066

2,400	Fortune Brands Inc.	137,664

200	Harman International Industries Inc.	6,814

64,900	Jarden Corporation, (2)	1,521,905

1,400	KB Home	27,552

3,000	Leggett and Platt Inc.	65,370

1,600	Lennar Corporation, Class A	24,304

700	MDC Holdings Inc.	25,613

2,400	Mohawk Industries Inc., (2)	161,736

6,000	Newell Rubbermaid Inc.	103,560

100	NVR Inc., (2)	57,200

1,600	Pulte Corporation	22,352

1,600	Snap-on Incorporated	84,256

1,900	Stanley Works	79,306

2,000	Toll Brothers Inc., (2)	50,460

2,600	Whirlpool Corporation	206,154
	Total Household Durables	2,803,407

	Household Products – 1.1%

1,000	Clorox Company	62,690

10,170	Colgate-Palmolive Company	766,310

4,200	Kimberly-Clark Corporation	272,328

48,950	Procter & Gamble Company	3,411,326
	Total Household Products	4,512,654

	Independent Power Producers & Energy Traders – 0.1%

1,000	Constellation Energy Group	24,300

2,400	Mirant Corporation, (2)	43,896

4,400	NRG Energy Inc., (2)	108,900
	Total Independent Power Producers & Energy Traders	177,096

	Industrial Conglomerates – 4.0%

700	Carlisle Companies Inc.	20,979

520,955	General Electric Company	13,284,353

3,300	Genuine Parts Company	132,693

9,675	Siemens AG, Sponsored ADR	908,386

700	Teleflex Inc.	44,443

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

43,950	Textron Inc.	$1,286,856

3,000	Tyco International Ltd.	105,060
	Total Industrial Conglomerates	15,782,770

	Industrial REIT – 0.1%

1,800	AMB Property Corp.	81,540

5,600	ProLogis	231,112
	Total Industrial REIT	312,652

	Insurance – 6.1%

101,180	Ace Limited	5,476,873

22,090	AFLAC Incorporated	1,297,788

100	Alleghany Corporation, Term Loan, (2)	36,500

1,100	Allied World Assurance Holdings	39,072

31,100	Allstate Corporation	1,434,332

2,000	American Financial Group Inc.	59,000

36,800	American International Group, Inc., (2)	122,544

300	American National Insurance Company	25,899

7,000	Aon Corporation	314,720

1,200	Arch Capital Group Limited, (2)	87,636

2,100	Arthur J. Gallagher & Co.	53,886

79,370	Assurant Inc.	4,365,350

35,520	Axis Capital Holdings Limited	1,126,339

1,200	Brown & Brown Inc.	25,944

8,300	Chubb Corporation	455,670

3,400	Cincinnati Financial Corporation	96,696

600	CNA Financial Corporation	15,744

6,600	Conseco Inc., (2)	23,232

1,400	Endurance Specialty Holdings, Limited	43,288

600	Erie Indemnity Company	25,362

1,400	Everest Reinsurance Group Ltd	121,142

5,800	Fidelity National Title Group Inc., Class A	85,260

1,100	First American Corporation	32,450

16,100	Genworth Financial Inc., Class A	138,621

1,400	Hanover Insurance Group Inc.	63,728

7,300	Hartford Financial Services Group, Inc.	299,227

2,600	HCC Insurance Holdings Inc.	70,200

6,500	Lincoln National Corporation	278,265

6,900	Loews Corporation	272,481

200	Markel Corporation, (2)	70,300

14,600	Marsh & McLennan Companies, Inc.	463,696

800	Mercury General Corporation	43,800

10,200	MetLife, Inc.	571,200

1,600	Nationwide Financial Services, Inc.	78,928

4,700	Old Republic International Corporation	59,925

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Insurance (continued)

800	OneBeacon Insurance Group Limited, Class A	$16,920

1,400	PartnerRe Limited	95,326

1,600	Philadelphia Consolidated Holding Corporation, (2)	93,712

5,200	Principal Financial Group, Inc.	226,148

13,800	Progressive Corporation	240,120

1,900	Protective Life Corporation	54,169

7,200	Prudential Financial, Inc.	518,400

800	Reinsurance Group of America Inc., Class A Shares	43,200

1,400	RenaisasnceRE Holdings, Limited	72,800

1,200	StanCorp Financial Group Inc.	62,400

1,900	Torchmark Corporation	113,620

500	Transatlantic Holdings Inc.	27,175

36,360	Travelers Companies, Inc.	1,643,472

900	Unitrin, Inc.	22,446

113,290	Unum Group	2,843,579

200	White Mountain Insurance Group	93,950

2,400	WR Berkley Corporation	56,520

4,000	XL Capital Ltd, Class A	71,760
	Total Insurance	24,070,815

	Internet & Catalog Retail – 0.0%

2,200	Expedia, Inc., (2)	33,242

3,500	Hosting Site Network, Inc., (2)	38,535

1,600	IAC/InterActiveCorp., (2)	27,680

3,300	Ticketmaster Online-Citysearch, Inc., (2)	35,409
	Total Internet & Catalog Retail	134,866

	IT Services – 0.1%

1,500	Affiliated Computer Services Inc., (2)	75,945

4,700	Computer Sciences Corporation, (2)	188,893

2,900	Convergys Corporation, (2)	42,862

300	DST Systems Inc., (2)	16,797

5,300	Fidelity National Information Services	97,838

1,500	Lender Processing Services Inc.	45,780

3,600	SAIC, Inc., (2)	72,828

600	Unisys Corporation, (2)	1,650
	Total IT Services	542,593

	Leisure Equipment & Products – 0.4%

4,800	Eastman Kodak Company	73,824

40,880	Hasbro, Inc.	1,419,354

7,000	Mattel, Inc.	126,280
	Total Leisure Equipment & Products	1,619,458

	Life Sciences Tools & Services – 0.0%

600	Charles River Laboratories International, Inc., (2)	33,318

1,300	Perkinelmer Inc.	32,461
	Total Life Sciences Tools & Services	65,779

Shares	Description (1)	Value

	Machinery – 0.3%

800	AGCO Corporation, (2)	$34,088

900	Crane Company	26,739

800	Danaher Corporation	55,520

600	Dover Corporation	24,330

2,700	Eaton Corporation	151,686

700	Flowserve Corporation	62,139

2,000	Gardner Denver, Inc., (2)	69,440

200	IDEX Corporation	6,204

8,300	Illinois Tool Works Inc.	368,935

3,300	Ingersoll Rand Company Limited, Class A	102,861

900	ITT Industries Inc.	50,049

1,500	Kennametal Inc.	40,680

1,800	Oshkosh Truck Corporation	23,688

1,900	Pentair, Inc.	65,683

3,400	Terex Corporation, (2)	103,768

2,200	Timken Company	62,370

2,300	Trinity Industries Inc.	59,179
	Total Machinery	1,307,359

	Marine – 0.0%

1,000	Alexander and Bald, Inc., (2)	44,030

900	Overseas Shipholding Group Inc.	52,479
	Total Marine	96,509

	Media – 4.1%

69,480	Cablevision Systems Corporation	1,748,117

19,100	CBS Corporation, Class B	278,478

200	Clear Channel Outdoor Holdings Inc., Class A, (2)	2,736

37,900	Comcast Corporation, Class A	743,977

1,500	Discovery Communications inc., Class A Shares, (2)	21,375

1,500	Discovery Communications Inc., Class C Shares, (2)	21,240

1,200	E.W. Scripps Company, Class A	8,484

1,500	Echostar Holding Corproation, Class A, (2)	36,150

11,300	Gannett Company Inc.	191,083

400	Hearst-Argyle Television Inc.	8,932

1,100	Interpublic Group Companies, Inc., (2)	8,525

6,600	Liberty Global Inc, A Shares, (2)	199,980

11,400	Liberty Media Holding Corporation Interactive, Class A, (2)	147,174

4,300	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	57,534

2,700	McGraw-Hill Companies, Inc.	85,347

500	Meredith Corporation	14,020

2,800	New York Times, Class A	40,012

241,500	News Corporation, Class A	2,895,585

44,350	Omnicom Group Inc.	1,710,136

88,640	Regal Entertainment Group, Class A	1,398,739

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Media (continued)

1,000	Scripps Networks Interactive, Class A Shares	$36,310

2,000	Time Warner Cable, Class A, (2)	48,400

101,400	Time Warner Inc.	1,329,354

137,450	Viacom Inc., Class B, (2)	3,414,258

18,800	Virgin Media, Inc.	148,520

55,610	Walt Disney Company	1,706,671

500	Warner Music Group Corporation, (2)	3,800

100	Washington Post Company	55,676
	Total Media	16,360,613

	Metals & Mining – 0.8%

7,800	Alcoa Inc.	176,124

900	Carpenter Technology Inc.	23,085

400	Century Aluminum Company, (2)	11,076

3,700	Commercial Metals Company	62,493

43,160	Freeport-McMoRan Copper & Gold, Inc.	2,453,646

8,700	Nucor Corporation	343,650

2,100	Reliance Steel & Aluminum Company	79,737

900	Schnitzer Steel Industries, Inc.	35,316

5,200	Steel Dynamics Inc.	88,868

1,300	Titanium Metals Corporation	14,742

400	United States Steel Corporation	31,044
	Total Metals & Mining	3,319,781

	Mortgage REIT – 0.1%

19,000	Annaly Capital Management Inc.	255,550

5,600	iStar Financial Inc.	14,560
	Total Mortgage REIT	270,110

	Multiline Retail – 1.6%

55,970	Family Dollar Stores, Inc.	1,326,489

19,400	Federated Department Stores, Inc.	348,812

6,100	J.C. Penney Company, Inc.	203,374

1,600	Kohl’s Corporation, (2)	73,728

1,800	Saks Inc., (2)	16,650

800	Sears Holding Corporation, (2)	74,800

89,170	Target Corporation	4,373,789
	Total Multiline Retail	6,417,642

	Multi-Utilities – 1.0%

5,300	CenterPoint Energy, Inc.	77,221

3,900	CMS Energy Corporation	48,633

12,200	Dominion Resources, Inc.	521,916

41,400	Duke Energy Corporation	721,602

3,800	Dynegy Inc., (2)	13,604

2,400	Integrys Energy Group, Inc.	119,856

33,050	MDU Resources Group Inc.	958,450

Shares	Description (1)	Value

	Multi-Utilities (continued)

2,300	National Fuel Gas Company	$97,014

9,600	NiSource Inc.	141,696

2,900	NSTAR	97,150

2,900	ONEOK, Inc.	99,760

3,400	Puget Energy, Inc.	90,780

3,400	Scana Corporation	132,362

6,900	Sempra Energy	348,243

2,300	Vectren Corporation	64,055

3,100	Wisconsin Energy Corporation	139,190

13,500	Xcel Energy, Inc.	269,865
	Total Multi-Utilities	3,941,397

	Office Electronics – 0.0%

15,400	Xerox Corporation	177,562
	Office REIT – 0.2%

700	Alexandria Real Estate Equities Inc.	78,750

1,900	Boston Properties, Inc.	177,954

2,600	Brandywine Realty Trust	41,678

500	Digital Realty Trust Inc.	23,625

2,700	Douglas Emmett Inc.	62,289

7,800	HRPT Properties Trust	53,742

800	Kilroy Realty Corporation	38,232

2,100	Mack-Cali Realty Corporation	71,127

1,100	SL Green Realty Corporation	71,280
	Total Office REIT	618,677

	Oil, Gas & Consumable Fuels – 11.7%

11,900	Apache Corporation	1,240,932

52,090	Chesapeake Energy Corporation	1,867,947

126,240	Chevron Corporation	10,412,275

4,200	Cimarex Energy Company	205,422

51,900	ConocoPhillips	3,801,675

13,220	Continental Resources Inc., (2)	518,621

22,760	Devon Energy Corporation	2,075,712

17,000	El Paso Corporation	216,920

1,400	Encore Acquisition Company, (2)	58,492

1,000	EOG Resources, Inc.	89,460

120,750	Exxon Mobil Corporation, Sponsored ADR	9,377,445

2,800	Forest Oil Corporation, (2)	138,880

36,430	Hess Corporation	2,990,174

111,000	Marathon Oil Corporation	4,425,570

1,500	Mariner Energy Inc., (2)	30,750

4,500	Newfield Exploration Company, (2)	143,955

4,500	Noble Energy, Inc.	250,155

95,730	Occidental Petroleum Corporation	6,744,179

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

400	Petrohawk Energy Corporation, (2)	$8,652

2,900	Pioneer Natural Resources Company	151,612

300	Plains Exploration & Production Company, (2)	10,548

1,200	St Mary Land and Exploration Company	42,780

2,500	Sunoco, Inc.	88,950

600	Teekay Shipping Corporation	15,828

5,100	Tesoro Petroleum Corporation	84,099

21,800	Valero Energy Corporation	660,540

13,900	XTO Energy, Inc.	646,628
	Total Oil, Gas & Consumable Fuels	46,298,201

	Paper & Forest Products – 0.4%

12,900	Domtar Corporation, (2)	59,340

14,900	International Paper Company	390,082

41,900	MeadWestvaco Corporation	976,689

2,500	Weyerhaeuser Company	151,450
	Total Paper & Forest Products	1,577,561

	Personal Products – 0.2%

1,500	Alberto Culver Company	40,860

20,300	Avon Products, Inc.	843,871

900	NBTY Inc., (2)	26,568
	Total Personal Products	911,299

	Pharmaceuticals – 8.2%

1,300	Barr Laboratories Inc., (2)	84,890

98,480	Bristol-Myers Squibb Company	2,053,308

51,340	Eli Lilly and Company	2,260,500

500	Endo Pharmaceuticals Holdings Inc., (2)	10,000

6,000	Forest Laboratories, Inc., (2)	169,680

149,050	Johnson & Johnson	10,326,184

4,800	King Pharmaceuticals Inc., (2)	45,984

34,000	Merck & Co. Inc.	1,073,040

4,900	Mylan Laboratories Inc., (2)	55,958

264,300	Pfizer Inc.	4,873,692

176,100	Schering-Plough Corporation	3,252,567

47,010	Watson Pharmaceuticals Inc., (2)	1,339,785

179,450	Wyeth	6,628,883
	Total Pharmaceuticals	32,174,471

	Real Estate Management & Development – 0.0%

2,500	CB Richard Ellis Group, Inc., Class A, (2)	33,425

300	Jones Lang LaSalle Inc.	13,044

300	St Joe Company, (2)	11,727
	Total Real Estate Management & Development	58,196

	Residential REIT – 0.4%

1,400	Apartment Investment & Management Company, Class A	49,028

900	AvalonBay Communities, Inc.	88,578

Shares	Description (1)	Value

	Residential REIT (continued)

1,000	BRE Properties, Inc.	$49,000

300	Camden Property Trust	13,758

5,500	Equity Residential	244,255

8,080	Essex Property Trust Inc.	956,106

2,400	UDR Inc.	62,760
	Total Residential REIT	1,463,485

	Retail REIT – 0.5%

1,700	CBL & Associates Properties Inc.	34,136

1,500	Developers Diversified Realty Corporation	47,535

400	Federal Realty Investment Trust	34,240

1,600	General Growth Properties Inc., (2)	24,160

2,900	Kimco Realty Corporation	107,126

1,000	Regency Centers Corporation	66,690

10,900	Simon Property Group, Inc.	1,057,300

14,110	Taubman Centers Inc.	705,500

2,000	Weingarten Realty Investors Trust	71,340
	Total Retail REIT	2,148,027

	Road & Rail – 1.2%

300	Avis Budget Group Inc., (2)	1,722

28,350	Burlington Northern Santa Fe Corporation	2,620,391

1,100	Con-Way, Inc.	48,521

6,700	Hertz Global Holdings, Inc., (2)	50,719

500	Kansas City Southern Industries, (2)	22,180

19,760	Norfolk Southern Corporation	1,308,310

1,300	Ryder System, Inc.	80,600

7,640	Union Pacific Corporation	543,662
	Total Road & Rail	4,676,105

	Semiconductors & Equipment – 0.7%

2,500	Atmel Corporation, (2)	8,475

800	Cree, Inc., (2)	18,224

2,000	Fairchild Semiconductor International Inc., Class A, (2)	17,780

1,500	Integrated Device Technology, Inc., (2)	11,670

8,600	Intel Corporation	161,078

1,100	International Rectifier Corporation, (2)	20,922

1,200	Intersil Holding Corporation, Class A	19,896

600	Lam Research Corporation, (2)	18,894

2,000	LSI Logic Corporation, (2)	10,720

27,700	Micron Technology, Inc., (2)	112,185

1,200	Novellus Systems, Inc., (2)	23,568

4,300	QLogic Corporation, (2)	66,048

600	Teradyne Inc., (2)	4,686

96,300	Texas Instruments Incorporated	2,070,450
	Total Semiconductors & Equipment	2,564,596

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Software – 0.4%

2,800	Amdocs Limited, (2)	$76,664

53,400	CA Inc.	1,065,864

5,800	Cadence Design Systems, Inc., (2)	39,208

3,400	Compuware Corporation, (2)	32,946

3,800	Novell Inc., (2)	19,532

14,700	Symantec Corporation, (2)	287,826

1,100	Synopsys Inc., (2)	21,945
	Total Software	1,543,985

	Specialized REIT – 1.3%

5,200	Health Care Property Investors Inc.	208,676

2,600	Health Care REIT, Inc.	138,398

3,100	Hospitality Properties Trust	63,612

154,350	Host Hotels & Resorts Inc.	2,051,312

3,000	Nationwide Health Properties, Inc.	107,940

22,750	Plum Creek Timber Company	1,134,315

1,700	Public Storage, Inc.	168,317

21,260	Rayonier Inc.	1,006,661

1,900	Ventas Inc.	93,898
	Total Specialized REIT	4,973,129

	Specialty Retail – 2.0%

1,800	American Eagle Outfitters, Inc.	27,450

900	Ann Taylor Stores Corporation, (2)	18,576

3,600	AutoNation Inc., (2)	40,464

800	Barnes & Noble Inc.	20,864

900	Bed Bath and Beyond Inc., (2)	28,269

3,700	Foot Locker, Inc.	59,792

4,800	Gap, Inc.	85,344

96,430	Home Depot, Inc.	2,496,573

3,600	Limited Brands, Inc.	62,352

199,270	Lowe’s Companies, Inc.	4,720,706

14,900	Office Depot, Inc., (2)	86,718

900	OfficeMax Inc.	8,001

1,300	O’Reilly Automotive Inc., (2)	34,801

1,000	Penske Auto Group, Inc.	11,470

3,300	RadioShack Corporation	57,024

1,100	Staples, Inc.	24,750

2,000	Williams-Sonoma Inc.	32,360
	Total Specialty Retail	7,815,514

	Textiles, Apparel & Luxury Goods – 0.4%

3,000	Jones Apparel Group, Inc.	55,530

83,800	Liz Claiborne, Inc.	1,376,834

300	Phillips-Van Heusen Corporation	11,373

1,700	VF Corporation	131,427
	Total Textiles, Apparel & Luxury Goods	1,575,164

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 1.6%

1,800	Astoria Financial Corporation	$37,314

400	Capitol Federal Financial	17,732

185,840	Hudson City Bancorp, Inc.	3,428,748

800	MGIC Investment Corporation	5,624

100,070	New York Community Bancorp, Inc.	1,680,175

56,040	People’s United Financial, Inc.	1,078,770

3,600	Sovereign Bancorp, Inc., (2)	14,220

2,100	TFS Financial Corporation	26,292

600	Tree.com Inc., (2)	2,892

1,800	Washington Federal Inc.	33,210
	Total Thrifts & Mortgage Finance	6,324,977

	Tobacco – 1.1%

17,600	Altria Group, Inc.	349,184

2,100	Lorillard Inc.	149,415

71,420	Philip Morris International	3,435,302

3,800	Reynolds American Inc.	184,756

2,900	UST Inc.	192,966
	Total Tobacco	4,311,623

	Trading Companies & Distributors – 0.0%

1,300	GATX Corporation	51,441

700	United Rentals Inc., (2)	10,668

400	WESCO International Inc., (2)	12,872
	Total Trading Companies & Distributors	74,981

	Water Utilities – 0.0%

2,600	American water Works Company	55,900

1,800	Aqua America Inc.	32,004
	Total Water Utilities	87,904

	Wireless Telecommunication Services – 1.1%

26,100	Crown Castle International Corporation, (2)	756,117

400	Leap Wireless International, Inc., (2)	15,240

900	Telephone and Data Systems Inc.	32,175

300	United States Cellular Corporation, (2)	14,076

160,250	Vodafone Group PLC, Sponsored ADR	3,541,522
	Total Wireless Telecommunication Services	4,359,130

	Total Common Stocks (cost $405,804,883)	385,862,182

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.3%

80,000	I-Shares Russell 1000 Value Index Fund	$5,111,200
	Total Investment Companies (cost $5,721,284)	5,111,200

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

$3,429	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $3,428,881, collateralized by $2,670,000 U.S. Treasury Bonds, 6.250%, due 5/15/30, value $3,497,700	0.100%	10/01/08	$3,428,871

	Total Short-Term Investments (cost $3,428,871)			3,428,871

	Total Investments (cost $414,955,038) – 99.8%			394,402,253

	Other Assets Less Liabilities – 0.2%			798,270

	Net Assets – 100%			$395,200,523

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$394,402,253	$—	$—	$394,402,253

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $418,190,204.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$27,887,929
Depreciation	(51,675,880)
Net unrealized appreciation (depreciation) of investments	$(23,787,951)

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

September 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 1.1%

	Illinois – 0.2%

$120	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.000%, 5/15/10	No Opt. Call	Baa3	$121,543
	Michigan – 0.9%

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/09 at 100.00	BB	516,991
$660	Total Municipal Bonds (cost $627,007)			638,534

Shares	Description (1)	Value

	EQUITY FUNDS – 38.5% (4)

56,200	iShares Dow Jones U.S. Real Estate Index Fund	$3,481,590

49,700	iShares MSCI EAFE Growth Index Fund	2,813,517

56,000	iShares MSCI Emerging Markets Index Fund	1,933,680

97,307	Nuveen NWQ Large-Cap Value Fund	1,477,116

30,120	Nuveen Rittenhouse Growth Fund	622,585

38,432	Nuveen Santa Barbara Growth Fund	704,850

112,730	Nuveen Symphony Large-Cap Growth Fund	2,008,843

86,404	Nuveen Tradewinds Global Resources Fund	1,527,617

109,700	Nuveen Tradewinds International Value Fund	2,824,767

51,324	Nuveen Tradewinds Value Opportunities Fund	1,277,449

160,089	Nuveen U.S. Equity Completeness Fund	2,913,619
	Total Equity Funds (cost $24,451,239)	21,585,633

Shares	Description (1)	Value
	TAXABLE FIXED INCOME FUNDS – 58.2% (4)

77,000	iShares Lehman United States Treasury Inflation Protected Securities Index Fund	$7,800,100

160,676	Nuveen High Yield Bond Fund	2,713,823

1,105,432	Nuveen Multi-Strategy Income Fund	21,025,310

53,875	Nuveen Short Duration Bond Fund	1,038,168
	Total Taxable Fixed Income Funds (cost $33,334,293)	32,577,401

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

$485	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $484,566, collateralized by $470,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $498,200	0.100%	10/01/08	$484,565

	Total Short-Term Investments (cost $484,565)			484,565

	Total Investments (cost $58,897,104) – 98.7%			55,286,133

	Other Assets Less Liabilities – 1.3%			722,965

	Net Assets – 100%			$56,009,098

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund (continued)

September 30, 2008

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	The Fund is invested in Class I Shares of each respective Nuveen sponsored open-end fund held at September 30, 2008.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$49,725,137	$5,560,996	$—	$55,286,133

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $59,108,115.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$278,467
Depreciation	(4,100,449)
Net unrealized appreciation (depreciation) of investments	$(3,821,982)

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

September 30, 2008

Shares	Description (1)	Value

	EQUITY FUNDS – 54.6% (2)

62,300	iShares Dow Jones U.S. Real Estate Index Fund	$3,859,485

64,500	iShares MSCI EAFE Growth Index Fund	3,651,345

72,800	iShares MSCI Emerging Markets Index Fund	2,513,784

111,184	Nuveen NWQ Large-Cap Value Fund	1,687,766

34,503	Nuveen Rittenhouse Growth Fund	713,172

44,545	Nuveen Santa Barbara Growth Fund	816,959

125,012	Nuveen Symphony Large-Cap Growth Fund	2,227,718

71,517	Nuveen Tradewinds Global Resources Fund	1,264,426

142,222	Nuveen Tradewinds International Value Fund	3,662,216

57,885	Nuveen Tradewinds Value Opportunities Fund	1,440,764

161,858	Nuveen U.S. Equity Completeness Fund	2,945,818
	Total Equity Funds (cost $36,256,927)	24,783,453

Shares	Description (1)	Value
	TAXABLE FIXED INCOME FUNDS – 43.5% (2)

77,200	iShares Lehman United States Treasury Inflation Protected Securities Index Fund	$7,820,360

106,178	Nuveen High Yield Bond Fund	1,793,341

469,670	Nuveen Multi-Strategy Income Fund	8,933,131

61,226	Nuveen Short Duration Bond Fund	1,179,834
	Total Taxable Fixed Income Funds (cost $12,085,700)	19,726,666

	Total Investments (cost $48,342,627) – 98.1%	44,510,119

	Other Assets Less Liabilities – 1.9%	854,118

	Net Assets – 100%	$45,364,237

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund is invested in Class I Shares of each respective Nuveen sponsored open-end fund held at September 30, 2008.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$39,336,584	$5,173,535	$—	$44,510,119

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund (continued)

September 30, 2008

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $48,526,091.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$—
Depreciation	(4,015,972)
Net unrealized appreciation (depreciation) of investments	$(4,015,972)

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund

September 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 2.4%

180	AAR Corporation, (2)	$2,986

410	Boeing Company	23,514

80	FLIR Systems Inc., (2)	3,074

150	General Dynamics Corporation	11,043

100	Goodrich Corporation	4,160

70	Heico Corporation	2,297

460	Hexcel Corporation, (2)	6,297

330	Honeywell International Inc.	13,712

50	L-3 Communications Holdings, Inc.	4,916

140	Lockheed Martin Corporation	15,354

140	Moog Inc., Class A Shares, (2)	6,003

280	Northrop Grumman Corporation	16,951

120	Precision Castparts Corporation	9,454

170	Raytheon Company	9,097

90	Rockwell Collins, Inc.	4,328

50	Spirit AeroSystems Holdings Inc., (2)	804

310	Taser International, Inc., (2)	2,217

40	Triumph Group Inc.	1,828

370	United Technologies Corporation	22,222
	Total Aerospace & Defense	160,257

	Air Freight & Logistics – 0.7%

30	C.H. Robinson Worldwide, Inc.	1,529

80	Dynamex, Inc., (2)	2,277

450	FedEx Corporation	35,568

90	Hub Group, Inc., (2)	3,389

100	United Parcel Service, Inc., Class B	6,289
	Total Air Freight & Logistics	49,052

	Airlines – 0.2%

90	Aircastle LTD	892

270	Alaska Air Group, Inc., (2)	5,505

110	AMR Corporation, (2)	1,080

100	Continental Airlines, inc., (2)	1,668

20	Copa Holdings SA	650

160	Pinnacle Airlines Corporation, (2)	637

190	Republic Airways Holdings, Inc., (2)	1,936

220	Southwest Airlines Co.	3,192

170	US Airways Group Inc., (2)	1,025
	Total Airlines	16,585

	Auto Components – 0.4%

130	Asbury Automotive Group, Inc.	1,498

10	ATC Technology Corporation, (2)	237

150	Autoliv Inc.	5,063

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Auto Components (continued)

590	Exide Technologies, (2)	$4,354

100	Gen Tek Inc., (2)	2,571

280	Goodyear Tire & Rubber Company, (2)	4,287

150	Johnson Controls, Inc.	4,550

120	Lear Corporation, (2)	1,260

40	LKQ Corporation, (2)	679

130	WABCO Holdings Inc.	4,620
	Total Auto Components	29,119

	Automobiles – 0.7%

7,250	Ford Motor Company, (2)	37,700

690	General Motors Corporation, (2)	6,521

20	Thor Industries, Inc.	496
	Total Automobiles	44,717

	Beverages – 1.3%

220	Anheuser-Busch Companies, Inc.	14,274

20	Boston Beer Company, (2)	950

10	Brown-Forman Corporation	718

50	Coca Cola Bottling Company Consolidated	2,183

410	Coca-Cola Company	21,681

90	Coca-Cola Enterprises Inc.	1,509

80	Constellation Brands, Inc., Class A, (2)	1,717

300	Dr. Pepper Snapple Group, (2)	7,944

30	Molson Coors Brewing Company, Class B	1,403

520	PepsiCo, Inc.	37,060
	Total Beverages	89,439

	Biotechnology – 1.4%

80	Affymetrix, Inc., (2)	619

520	Alkermes Inc., (2)	6,916

260	Amgen Inc., (2)	15,410

250	Arena Pharmaceuticals, Inc., (2)	1,250

50	Biogen Idec Inc., (2)	2,515

50	Celgene Corporation, (2)	3,164

110	Cepheid, Inc., (2)	1,521

60	Cyberonics, (2)	1,020

320	Dendreon Corporation, (2)	1,827

40	Genentech, Inc., (2)	3,547

60	Genzyme Corporation, (2)	4,853

170	Gilead Sciences, Inc., (2)	7,749

10	GTX, Inc., (2)	190

70	Halozyme Therapeutics, Inc., (2)	514

290	Human Genome Sciences, Inc., (2)	1,842

10	Idexx Labs Inc., (2)	548

160	Imclone Systems Inc., (2)	9,990

Shares	Description (1)	Value

	Biotechnology (continued)

480	Incyte Pharmaceuticals Inc., (2)	$3,672

40	Invitrogen Corporation, (2)	1,512

470	ISIS Pharmaceuticals, Inc., (2)	7,938

50	Martek Biosciences Corporation, (2)	1,571

90	Metabolix, Inc., (2)	979

50	Momenta Pharmaceuticals, Inc., (2)	656

60	Myriad Genentics Inc., (2)	3,893

80	Onyx Pharmaceuticals Inc., (2)	2,894

50	PDL Biopahrma Inc., (2)	466

50	Progenics Pharmaceuticals, Inc., (2)	666

80	Regeneron Pharmaceuticals, Inc., (2)	1,746

20	RTI Biologics Inc., (2)	187

150	Sangamo Biosciences, Inc., (2)	1,155

120	Savient Pharmaceuticals, Inc., (2)	1,789

60	Seattle Genetics, Inc., (2)	642

80	Vertex Pharmaceuticals Inc., (2)	2,659

240	XOMA Limited, (2)	504
	Total Biotechnology	96,404

	Building Products – 0.2%

30	Aaon, Inc.	546

50	Ameron International Corp.	3,583

20	Armstrong World Industries Inc., (2)	578

60	Griffon Corporation, (2)	541

60	Lennox International Inc.	1,996

20	Masco Corporation	359

80	Tennant Company	2,741

80	Universal Forest Products, Inc.	2,793
	Total Building Products	13,137

	Capital Markets – 3.5%

460	American Capital Limited	11,735

580	Bank of New York Company, Inc.	18,896

10	BlackRock Inc.	1,945

40	Calamos Asset Management, Inc. Class A	717

260	Charles Schwab Corporation	6,760

30	Diamond Hill Investment Group, Inc., (2)	2,698

410	E*Trade Group Inc., (2)	1,148

50	Franklin Resources, Inc.	4,407

530	GFI Group, Inc.	2,496

190	Goldman Sachs Group, Inc.	24,320

10	Greenhill & Co Inc.	738

110	Idera Pharmaceuticals, Inc., (2)	1,548

220	Invesco LTD	4,616

200	Janus Capital Group Inc.	4,856

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Capital Markets (continued)

2,220	JPMorgan Chase & Co.	$103,669

240	LaBranche & Company Inc., (2)	1,080

30	Legg Mason, Inc.	1,142

780	Lehman Brothers Holdings Inc., (2)	168

620	MCG Capital Corporation, (2)	1,624

450	Merrill Lynch & Co., Inc.	11,385

180	Morgan Stanley	4,140

390	OptionsXpress Holdings Inc.	7,574

30	Prospect Capital Corporation	384

40	SEI Investments Company	888

180	State Street Corporation	10,238

20	Stifel Financial Corporation, (2)	998

70	T. Rowe Price Group Inc.	3,760

40	US Global Investors, Inc.	402

30	Waddell & Reed Financial, Inc., Class A	743
	Total Capital Markets	235,075

	Chemicals – 2.4%

70	Air Products & Chemicals Inc.	4,794

40	Airgas, Inc.	1,986

150	Albemarle Corporation	4,626

120	American Vanguard Corp.	1,810

120	Ashland Inc.	3,509

50	Celanese Corporation, Series A	1,396

30	CF Industries Holdings, Inc.	2,744

550	Chemtura Corporation	2,508

80	Cytec Industries, Inc.	3,113

690	Dow Chemical Company	21,928

860	E.I. Du Pont de Nemours and Company	34,658

60	Eastman Chemical Company	3,304

30	Ecolab Inc.	1,456

160	Hercules Incorporated	3,166

40	Innophos Holdings, Inc.	975

200	Koppers Holdings Inc.	7,482

110	LSB Industries Inc., (2)	1,524

70	Lubrizol Corporation	3,020

20	Minerals Technologies Inc.	1,187

60	Mosaic Company	4,081

150	NewMarket Corporation	7,884

80	Olin Corporation	1,552

20	OM Group Inc., (2)	450

150	PolyOne Corporation, (2)	968

340	Polypore International Inc., (2)	7,313

180	PPG Industries, Inc.	10,498

Shares	Description (1)	Value

	Chemicals (continued)

70	Praxair, Inc.	$5,022

70	Rohm and Haas Company	4,900

50	Sigma-Aldrich Corporation	2,621

110	Solutia Inc., (2)	1,540

40	Sparetech Corporation	396

40	Stepan Company	2,183

100	Terra Industries, Inc.	2,940

40	Valspar Corporation	892

80	WR Grace & Company, (2)	1,210

30	Zep Inc.	529

150	Zoltek Companies, Inc., (2)	2,567
	Total Chemicals	162,732

	Commercial Banks – 7.3%

210	Associated Banc-Corp.	4,190

340	BancorpSouth Inc.	9,564

3,330	Bank of America Corporation	116,545

80	Bank of the Ozarks, Inc.	2,160

30	BankFinancial Corporation	440

440	BB&T Corporation	16,632

40	Capitol Bancorp Limited	780

20	Cathay General Bancorp.	476

60	Central Pacific Financial Corporation	1,009

10	Chemical Financial Corporation	311

10	City Holding Company	423

20	City National Corporation	1,086

50	Cobiz, Inc.	601

810	Colonial BancGroup Inc.	6,367

370	Comerica Incorporated	12,132

110	Commerce Bancshares Inc.	5,104

70	Community Trust Bancorp, Inc.	2,408

130	Cullen/Frost Bankers, Inc.	7,800

170	CVB Financial	2,363

110	F.N.B. Corporation PA	1,758

480	Fifth Third Bancorp.	5,712

40	First Bancorp of Puerto Rico	442

20	First Financial Bankshares, Inc.	1,038

50	First Financial Corporation	2,349

120	First Merchants Corporation	2,736

60	First Midwest Bancorp, Inc.	1,454

460	FirstMerit Corporation	9,660

120	Fulton Financial Corporation	1,309

230	Hancock Holding Company	11,730

30	Hanmi Financial Corporation, (2)	152

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Commercial Banks (continued)

150	Harleysville National Corporation	$2,547

120	Home Bancshares, Inc.	3,104

40	Huntington BancShares Inc.	320

30	IberiaBank Corporation	1,586

70	International Bancshares Corporation	1,890

360	KeyCorp.	4,298

200	Knight Trading Group Inc., (2)	2,972

50	M&T Bank Corporation	4,463

140	Marshall and Ilsley Corporation	2,821

40	MB Financial, Inc.	1,323

330	MPS Group Inc., (2)	3,326

210	Nara Bancorp, Inc.	2,352

40	National City Corporation	70

110	National Penn Bancshares, Inc.	1,606

120	Northern Trust Corporation	8,664

100	Old National Bancorp.	2,002

210	Oriental Financial Group Inc.	3,751

140	Pacific Capital Bancorp.	2,849

20	Pacwest Bancorp.	572

20	Park National Corporation	1,560

50	Pinnacle Financial Partners, Inc., (2)	1,540

220	PNC Financial Services Group, Inc.	16,434

260	Privatebancorp, Inc.	10,832

50	Prosperity Bancshares, Inc.	1,700

120	Provident Bankshares Corporation	1,165

680	Regions Financial Corporation	6,528

40	S&T Bancorp, Inc.	1,473

30	Signature Bank, (2)	1,046

40	Southwest Bancorp, Inc.	707

70	Sterling Financial Corporation	1,015

260	SunTrust Banks, Inc.	11,697

180	Susquehanna Bancshs Inc.	3,514

40	SVB Financial Group, (2)	2,317

20	SY Bancorp, Inc.	612

120	TCF Financial Corporation	2,160

150	The South Financial Group Inc.	1,100

30	TrustCo Bank Corporation NY	351

270	Trustmark Corporation	5,600

1,700	U.S. Bancorp	61,229

210	UCBH Holdings, Inc.	1,346

40	UMB Financial Corporation	2,101

50	United Bankshares, Inc.	1,750

30	United Community Banks, Inc.	401

Shares	Description (1)	Value

	Commercial Banks (continued)

130	Univest Corporation of Pennsylvania	$4,810

50	Valley National Bancorp.	1,048

2,390	Wachovia Corporation	8,365

140	Washington Trust Bancorp, Inc.	3,724

60	Webster Financial Corporation	1,515

1,290	Wells Fargo & Company	48,414

50	West Coast Bancorp.	733

60	Westamerica Bancorp.	3,452

50	Wilmington Trust Corporation	1,442

140	Wintrust Financial Corporation	4,109

50	Zions Bancorporation	1,935
	Total Commercial Banks	496,972

	Commercial Services & Supplies – 1.7%

50	ABM Industries Inc.	1,092

30	Alliance Data Systems Corporation, (2)	1,901

380	Allied Waste Industries, Inc., (2)	4,222

70	American Reprographics Co, (2)	1,208

30	Arbitron Inc.	1,341

40	Avery Dennison Corporation	1,779

60	Brady Corporation	2,117

30	Casella Waste Systems, Inc., (2)	352

50	CBIZ Inc., (2)	423

100	Cintas Corporation	2,871

10	Copart Inc., (2)	380

50	Corinthian Colleges Inc., (2)	750

10	Corporate Executive Board Company	313

40	Corrections Corporation of America, (2)	994

20	CoStar Group, Inc., (2)	908

30	Deluxe Corporation	432

50	Dun and Bradstreet Inc.	4,718

190	Ennis Inc.	2,937

10	Exponent, Inc., (2)	331

10	FTI Consulting Inc., (2)	722

140	Gartner Inc., (2)	3,175

50	Genpact Limited, (2)	520

50	Geo Group Inc., (2)	1,011

110	Healthcare Services Group, Inc.	2,012

230	Heartland Payment Systems Inc.	5,879

60	Heidrick & Struggles International, Inc.	1,809

40	Hewitt Associates Inc., Class A, (2)	1,458

80	HNI Corporation	2,027

110	Hudson Highland Group, Inc., (2)	765

60	Huron Consulting Group, Inc., (2)	3,419

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

10	IHS Inc., (2)	$476

110	Interface, Inc.	1,251

50	Kelly Services, Inc.	953

150	Knoll Inc.	2,268

10	Korn Ferry International, (2)	178

120	Layne Christensen Company, (2)	4,252

50	Manpower Inc.	2,158

130	Multi Color Corporation	3,106

50	Navigant Consulting Inc., (2)	995

10	Priceline.com Incorporated, (2)	684

90	R.R. Donnelley & Sons Company	2,208

30	Resources Connection, Inc., (2)	676

20	Robert Half International Inc.	495

20	Rollins Inc.	380

60	RSC Holdings, Inc., (2)	682

200	Spherion Corporation, (2)	974

60	Stericycle Inc., (2)	3,535

40	Strayer Education Inc.	8,010

40	Taleo Corporation, (2)	796

20	TeleTech Holdings, Inc., (2)	249

170	Tetra Tech, Inc., (2)	4,090

50	TrueBlue Inc., (2)	808

140	Waste Connections Inc., (2)	4,802

480	Waste Management, Inc.	15,115

70	Watson Wyatt Worldwide, Inc.	3,481
	Total Commercial Services & Supplies	114,488

	Communications Equipment – 1.2%

210	3COM Corporation, (2)	489

220	Adaptec Inc., (2)	722

60	ADTRAN, Inc.	1,169

170	Arris Group Inc., (2)	1,314

30	Avocent Corporation, (2)	614

10	Bel Fuse, Inc., Class B	285

40	Ciena Corporation, (2)	403

940	Cisco Systems, Inc., (2)	21,206

40	Cogo Group Inc., (2)	211

40	Comtech Telecom Corporation, (2)	1,970

1,310	Corning Incorporated	20,488

120	Emulex Corporation, (2)	1,280

100	Extreme Networks Inc., (2)	337

150	Foundry Networks Inc., (2)	2,732

50	Harris Corporation	2,310

20	Infinera Corporation, (2)	191

Shares	Description (1)	Value

	Communications Equipment (continued)

80	Interdigital Inc., (2)	$1,924

90	Juniper Networks Inc., (2)	1,896

50	Netgear, Inc., (2)	750

40	Plantronics Inc.	901

70	Polycom Inc., (2)	1,619

300	QUALCOMM Inc.	12,891

30	Starent Networks Corporation, (2)	388

200	UTStarcom, Inc., (2)	674

70	ViaSat, Inc., (2)	1,651
	Total Communications Equipment	78,415

	Computers & Peripherals – 3.1%

260	Apple, Inc., (2)	29,552

140	Aruba Networks, Inc., (2)	718

50	Data Domain, Inc., (2)	1,114

680	Dell Inc., (2)	11,206

680	EMC Corporation, (2)	8,133

1,250	Hewlett-Packard Company	57,800

100	Hutchinson Technology Inc., (2)	1,158

330	Hypercom Corporation, (2)	1,313

90	Imation Corporation	2,033

170	Immersion Corporation, (2)	989

70	Intermec Inc, (2)	1,375

570	International Business Machines Corporation (IBM)	66,662

80	Lexmark International, Inc., Class A, (2)	2,606

20	McAfee Inc., (2)	679

20	Network Appliance Inc., (2)	365

590	Palm Inc., (2)	3,522

100	SanDisk Corporation, (2)	1,955

300	Seagate Technology	3,636

690	Sun Microsystems Inc., (2)	5,244

45	Synaptics, Inc., (2)	1,360

20	Teradata Corporation, (2)	390

350	Western Digital Corporation, (2)	7,462
	Total Computers & Peripherals	209,272

	Construction & Engineering – 0.2%

150	AECOM Technology Corporation, (2)	3,666

20	Dycom Industries Inc., (2)	260

130	Emcor Group Inc., (2)	3,422

10	Fluor Corporation	557

40	Foster Wheeler, Limited, (2)	1,444

30	Jacobs Engineering Group Inc., (2)	1,629

100	KBR Inc.	1,527

10	MasTec Inc., (2)	133

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Construction & Engineering (continued)

10	Perini Corporation, (2)	$258

20	Quanta Services Incorporated, (2)	540
	Total Construction & Engineering	13,436

	Construction Materials – 0.2%

20	Headwater Inc., (2)	267

40	Martin Marietta Materials	4,479

30	Texas Industries Inc.	1,226

70	Vulcan Materials Company	5,215
	Total Construction Materials	11,187

	Consumer Finance – 0.6%

300	Advance America Cash Advance Centers Inc.	897

270	Advanta Corporation, Class B	2,222

360	American Express Company	12,755

40	Americredit Corp., (2)	405

210	Capital One Financial Corporation	10,710

200	Discover Financial Services	2,764

40	Dollar Financial Corporation, (2)	616

60	First Cash Financial Services, Inc., (2)	900

80	Global Cash Access Holdings, Inc., (2)	405

20	MasterCard, Inc.	3,547

110	Western Union Company	2,714
	Total Consumer Finance	37,935

	Containers & Packaging – 0.3%

50	Ball Corporation	1,975

80	Crown Holdings Inc., (2)	1,777

40	Greif Inc.	2,625

180	Owens-Illinois, Inc., (2)	5,292

40	Pactiv Corporation, (2)	993

220	Sealed Air Corporation	4,838
	Total Containers & Packaging	17,500

	Diversified Consumer Services – 0.3%

20	Capella Education Company, (2)	857

150	Devry, Inc.	7,431

50	H & R Block Inc.	1,138

10	ITT Educational Services, Inc., (2)	809

200	Jackson Hewitt Tax Services Inc.	3,068

10	Matthews International Corporation	507

40	Service Corporation International	334

120	Sothebys Holdings Inc.	2,407

10	Weight Watcher’s International Inc.	366
	Total Diversified Consumer Services	16,917

Shares	Description (1)	Value

	Diversified Financial Services – 0.7%

30	Allied Capital Corporation	$324

320	Citigroup Inc.	6,563

10	CME Group, Inc.	3,715

210	Eaton Vance Corporation	7,398

70	Interactive Brokers Group, Inc., (2)	1,552

70	Leucadia National Corporation	3,181

20	MF Global LTD, (2)	87

80	Moody’s Corporation	2,720

540	Nasdaq Stock Market, Inc., (2)	16,508

120	New York Stock Exchange Euronext	4,702
	Total Diversified Financial Services	46,750

	Diversified Telecommunication Services – 3.8%

350	Alaska Communications Systems Group Inc.	4,281

3,720	AT&T Inc.	103,857

60	Atlantic Tele-Network, Inc.	1,680

40	Cbeyond Inc., (2)	576

70	Consolidated Communications Holdings, Inc.	1,056

320	Embarq Corporation	12,976

20	Global Crossing Limited, (2)	303

360	Iowa Telecommunications Services, Inc.	6,725

260	NTELOS Holdings Corporation	6,991

1,950	Qwest Communications International Inc.	6,299

290	Shenandoah Telecommunications Company	6,400

3,080	Sprint Nextel Corporation, (2)	18,788

120	TW Telecom Inc., (2)	1,247

2,420	Verizon Communications Inc.	77,653

440	Windstream Corporation	4,814
	Total Diversified Telecommunication Services	253,646

	Electric Utilities – 3.2%

60	Allegheny Energy, Inc.	2,206

30	ALLETE Inc	1,335

120	Alliant Energy Corporation	3,865

190	Ameren Corporation	7,416

530	American Electric Power Company, Inc.	19,626

50	Black Hills Corporation	1,554

20	Central Vermont Public Service Corp.	469

310	Cleco Corporation	7,828

450	Consolidated Edison, Inc.	19,332

20	DPL Inc.	496

180	DTE Energy Company	7,222

240	Edison International	9,576

20	Empire District Electric Company	427

60	Entergy Corporation	5,341

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Electric Utilities (continued)

210	Exelon Corporation	$13,150

200	FirstEnergy Corp.	13,398

140	FPL Group, Inc.	7,042

190	Great Plains Energy Incorporated	4,222

20	Hawaiian Electric Industries	582

50	IDACORP, INC	1,455

190	ITC Holdings Corporation	9,836

10	MGE Energy, Inc.	356

90	Northeast Utilities	2,309

180	OGE Energy Corp.	5,558

170	Pepco Holdings, Inc.	3,895

330	PG&E Corporation	12,359

60	Pike Electric Corporation, (2)	884

30	Pinnacle West Capital Corporation	1,032

100	Portland General Electric Company	2,366

140	PPL Corporation	5,183

200	Progress Energy, Inc.	8,626

270	Reliant Energy Inc., (2)	1,985

60	Sierra Pacific Resources	575

600	Southern Company	22,614

120	TECO Energy, Inc.	1,888

360	Westar Energy Inc.	8,294
	Total Electric Utilities	214,302

	Electrical Equipment – 1.1%

70	Acuity Brands Inc.	2,923

40	American Superconductor Corporation, (2)	943

10	Ametek Inc.	408

90	AZZ Inc., (2)	3,723

50	Baldor Electric Company	1,441

60	Belden Inc.	1,907

250	Emerson Electric Company	10,198

100	Energizer Holdings Inc., (2)	8,055

60	Energy Conversion Devices Inc., (2)	3,495

380	EnerSys, (2)	7,490

130	Evergreen Solar, Inc., (2)	718

20	First Solar Inc., (2)	3,778

130	Franklin Electric Company, Inc.	5,792

170	GrafTech International Ltd., (2)	2,569

10	Lincoln Electric Holdings Inc.	643

210	Regal-Beloit Corporation	8,929

80	Rockwell Automation, Inc.	2,987

10	Thomas & Betts Corporation, (2)	391

280	Woodward Governor Company	9,876
	Total Electrical Equipment	76,266

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.9%

120	Agilent Technologies, Inc., (2)	$3,559

20	Amphenol Corporation, Class A	803

30	Anixter International Inc., (2)	1,785

30	Avnet Inc., (2)	739

70	Benchmark Electronics Inc., (2)	986

300	Brightpoint Inc., (2)	2,160

40	Cognex Corporation	806

30	Diebold Inc.	993

20	Dolby Laboratories, Inc., (2)	704

30	FARO Technologies, Inc., (2)	611

70	FEI Company, (2)	1,667

280	Gentex Corporation	4,004

60	II VI Inc., (2)	2,320

10	Itron Inc., (2)	885

30	Jabil Circuit Inc.	286

170	Measurement Specialties, Inc., (2)	2,965

30	MEMC Electronic Materials, (2)	848

90	Millipore Corporation, (2)	6,192

90	MKS Instruments Inc., (2)	1,792

20	Newport Corporation, (2)	216

40	OSI Systems Inc., (2)	940

210	Plexus Corporation, (2)	4,347

10	Rofin Sinar Technologies Inc., (2)	306

140	Teledyne Technologies Inc., (2)	8,002

70	Thermo Fisher Scientific, Inc., (2)	3,850

280	Tyco Electronics, Limited	7,745

10	Waters Corporation, (2)	582
	Total Electronic Equipment & Instruments	60,093

	Energy Equipment & Services – 2.9%

790	Anadarko Petroleum Corporation	38,323

120	Baker Hughes Incorporated	7,265

170	BJ Services Company	3,252

50	Cabot Oil & Gas Corporation	1,807

20	Carbo Ceramics Inc.	1,032

90	Complete Production Services, (2)	1,812

110	Cooper Cameron Corporation, (2)	4,239

30	Diamond Offshore Drilling, Inc.	3,092

30	Dresser Rand Group, Inc., (2)	944

70	Dril Quip Inc., (2)	3,037

100	ENSCO International Incorporated	5,763

60	Exterran Holdings, Inc., (2)	1,918

80	FMC Technologies Inc., (2)	3,724

130	Global Industries, Limited, (2)	902

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

670	Grey Wolf Inc., (2)	$5,213

30	Gulfmark Offshore Inc., (2)	1,346

440	Halliburton Company	14,252

110	Hercules Offshore Inc., (2)	1,668

270	ION Geophysical Corporation, (2)	3,831

90	Nabors Industries Limited, (2)	2,243

90	National-Oilwell Varco Inc., (2)	4,521

250	Noble Corporation	10,975

50	Oceaneering International Inc., (2)	2,666

60	Oil States International Inc., (2)	2,121

110	Patterson-UTI Energy, Inc.	2,202

30	PHI Inc. Non-Voting (2)	1,108

80	Pride International Inc., (2)	2,369

90	RPC Inc.	1,265

210	Schlumberger Limited	16,399

20	SeaCor Smit Inc., (2)	1,579

90	Smith International, Inc.	5,278

100	Superior Energy Services, Inc., (2)	3,114

60	T-3 Energy Services, Inc., (2)	2,227

240	Transocean Inc., (2)	26,362

30	Trico Marine Services Inc., (2)	512

20	Unit Corporation, (2)	996

170	Weatherford International Ltd, (2)	4,274

60	Willbros Group Inc., (2)	1,590
	Total Energy Equipment & Services	195,221

	Food & Staples Retailing – 2.0%

10	Andersons, Inc.	352

20	BJ’s Wholesale Club, (2)	777

20	Central European Distribution Corporation, (2)	908

80	Costco Wholesale Corporation	5,194

480	CVS Caremark Corporation	16,157

10	Green Mountain Coffee Inc., (2)	393

30	Ingles Markets, Inc.	685

710	Kroger Co.	19,511

30	Longs Drug Stores Corporation	2,269

10	Pantry, Inc., (2)	212

20	Ruddick Corporation	649

650	Safeway Inc.	15,418

40	Spartan Stores, Inc.	995

290	SUPERVALU INC.	6,293

190	Sysco Corporation	5,858

430	Walgreen Co.	13,313

810	Wal-Mart Stores, Inc.	48,511

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

10	Whole Foods Market, Inc., (2)	$200

10	Winn-Dixie Stores Inc., (2)	139
	Total Food & Staples Retailing	137,834

	Food Products – 2.2%

520	Abraxas Petroleum Corporation, (2)	1,357

460	Archer-Daniels-Midland Company	10,079

100	Bunge Limited	6,318

190	Campbell Soup Company	7,334

640	ConAgra Foods, Inc.	12,454

270	Darling International Inc., (2)	3,000

40	Dean Foods Company, (2)	934

290	Del Monte Foods Company	2,262

110	Diamond Foods Inc.	3,083

110	Flowers Foods Inc.	3,230

200	General Mills, Inc.	13,744

130	H.J. Heinz Company	6,496

160	Hain Celestial Group Inc., (2)	4,405

10	Hershey Foods Corporation	395

10	Hormel Foods Corporation	363

70	JM Smucker Company	3,548

210	Kellogg Company	11,781

650	Kraft Foods Inc.	21,288

10	McCormick & Company, Incorporated	385

170	Monsanto Company	16,827

30	Ralcorp Holdings Inc., (2)	2,022

10	Reddy Ice Holding, Inc., (2)	37

20	Sanderson Farms Inc.	735

820	Sara Lee Corporation	10,357

130	Tootsie Roll Industries Inc.	3,758

50	Wm. Wrigley Jr. Company	3,970
	Total Food Products	150,162

	Gas Utilities – 0.6%

60	AGL Resources Inc.	1,883

230	Atmos Energy Corporation	6,123

20	Energysouth, Inc.	1,229

50	Equitable Resources Inc.	1,834

20	Laclede Group Inc.	970

140	New Jersey Resources Corporation	5,025

120	Nicor Inc.	5,322

60	Questar Corporation	2,455

200	Southern Union Company	4,130

410	Spectra Energy Corporation	9,758

50	UGI Corporation	1,289

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Gas Utilities (continued)

110	WGL Holdings Inc.	$3,570
	Total Gas Utilities	43,588

	Health Care Equipment & Supplies – 1.8%

10	Abaxis, Inc., (2)	197

20	Accuray, Inc., (2)	161

10	Advanced Medical Optics, (2)	178

20	Align Technology, Inc., (2)	217

100	American Medical Systems Holdings, Inc., (2)	1,776

70	AmerisourceBergen Corporation	2,636

30	Applera Corporation-Applied Biosystems	1,028

40	Arthrocare Corporation, (2)	1,109

110	Baxter International Inc.	7,219

30	Beckman Coulter, Inc.	2,130

60	Becton, Dickinson and Company	4,816

240	Boston Scientific Corporation, (2)	2,945

20	C. R. Bard, Inc.	1,897

100	Cardinal Health, Inc.	4,928

120	Catalyst Health Solutions Inc.	3,134

50	Clinical Data, Inc., (2)	804

20	Conceptus Inc., (2)	332

10	Cooper Companies, Inc.	348

180	Covidien Limited	9,677

70	Cynosure, Inc., (2)	1,256

20	Datascope Corporation	1,033

20	DENTSPLY International Inc.	751

10	ev3, Inc., (2)	100

20	Gen-Probe, Inc., (2)	1,061

10	Hill Rom Holdings Inc.	303

10	Hologic Inc., (2)	193

20	Hospira Inc., (2)	764

80	Immucor, Inc., (2)	2,557

20	Integra Lifesciences Holdings Corporation, (2)	881

30	Intuitive Surgical, Inc., (2)	7,229

20	Inverness Medical Innovation, (2)	600

130	IRIS International, Inc., (2)	2,327

40	Kinetic Concepts Inc., (2)	1,144

100	Masimo Corporation, (2)	3,720

170	Medtronic, Inc.	8,517

80	Meridian Bioscience, Inc.	2,323

40	Merit Medical Systems, Inc., (2)	751

30	Mine Safety Appliances Company	1,144

30	Nektar Therapautics, (2)	108

20	Neogen Corporation, (2)	564

150	NuVasive, Inc., (2)	7,400

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

20	Orthofix International NV, (2)	$373

70	Owens and Minor Inc.	3,395

40	Patterson Companies Inc., (2)	1,216

80	PSS World Medical Inc., (2)	1,560

30	Quidel Corporation, (2)	492

10	ResMed Inc., (2)	430

90	Saint Jude Medical Inc., (2)	3,914

20	SonoSite, Inc., (2)	628

50	Spectranetics Corporation, (2)	232

50	Stryker Corporation	3,115

20	Surmodics Inc., (2)	630

30	Symmetry Medical, Inc., (2)	557

130	Synovis Life Technologies, Inc., (2)	2,447

60	Thoratec Corporation, (2)	1,575

40	Varian Inc., (2)	1,716

20	Varian Medical Systems, Inc., (2)	1,143

20	Vital Signs, Inc.	1,478

30	Volcano Corporation, (2)	519

110	West Pharmaceutical Services Inc.	5,370

60	Wright Medical Group, Inc., (2)	1,826

10	Zimmer Holdings, Inc., (2)	646

30	Zoll Medical Corporation, (2)	982
	Total Health Care Equipment & Supplies	124,502

	Health Care Providers & Services – 2.1%

370	Aetna Inc.	13,361

10	Air Methods Corporation, (2)	283

40	Amedisys, Inc., (2)	1,947

80	AmericGroup Corporation, (2)	2,019

40	AMN Healthcare Services Inc., (2)	703

20	AmSurg Corporation, (2)	509

40	Apria Healthcare Group Inc., (2)	730

110	Assisted Living Concepts Inc., (2)	701

70	AthenaHealth Inc., (2)	2,329

80	Bio-Reference Laboratories, Inc., (2)	2,312

50	Centene Corporation, (2)	1,026

30	Chemed Corporation	1,232

110	Chindex International, Inc., (2)	1,195

150	CIGNA Corporation	5,097

30	Community Health Systems Inc., (2)	879

230	Coventry Health Care, Inc., (2)	7,487

30	Cross Country Healthcare, Inc., (2)	489

160	CryoLife Inc., (2)	2,099

40	Davita Inc., (2)	2,280

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

40	Emeritus Corporation, (2)	$996

40	Express Scripts, Inc., (2)	2,953

30	Gentiva Health Services, Inc., (2)	808

30	Haemonetics Corporation, (2)	1,852

80	HealthSouth Corporation, (2)	1,474

60	HealthSpring, Inc., (2)	1,270

10	Healthways Inc., (2)	161

20	Henry Schein Inc., (2)	1,077

90	HMS Holdings Corporation, (2)	2,156

130	Humana Inc., (2)	5,356

30	Inventiv Health, Inc., (2)	530

70	Kindred Healthcare Inc., (2)	1,930

30	Laboratory Corporation of America Holdings, (2)	2,085

20	LHC Group, Inc., (2)	570

40	Magellan Health Services, Inc., (2)	1,642

110	McKesson HBOC Inc.	5,919

40	MedCath Corporation, (2)	717

200	Medco Health Solutions, Inc., (2)	9,000

170	Mentor Corporation	4,056

50	Molina Healthcare Inc., (2)	1,550

10	MWI Veterinary Supply, Inc., (2)	393

10	Pediatrix Medical Group Inc., (2)	539

10	Pharmaceutical Product Development Inc.	414

70	Psychiatric Solutions, Inc., (2)	2,657

40	Quest Diagnostics Incorporated	2,067

60	Skilled Healthcare Group Inc., (2)	953

80	Steris Corporation	3,006

70	Sun Healthcare Group, Inc., (2)	1,026

50	Sunrise Assisted Living Inc., (2)	690

270	Tenet Healthcare Corporation, (2)	1,499

790	UnitedHealth Group Incorporated	20,058

10	Universal Health Services, Inc., Class B	560

20	VCA Antech, Inc., (2)	589

10	Wellcare Health Plans Inc., (2)	360

290	Wellpoint Inc., (2)	13,563
	Total Health Care Providers & Services	141,154

	Health Care Technology – 0.2%

180	Allscripts Healthcare Solutions Inc., (2)	2,239

240	Eclipsys Corporation, (2)	5,028

80	IMS Health Incorporated	1,513

20	Omnicell, Inc., (2)	263

150	Phase Forward, Inc., (2)	3,137
	Total Health Care Technology	12,180

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.3%

170	Ameristar Casinos, Inc.	$2,412

160	Bally Technologies, Inc., (2)	4,845

70	BJ’s Restaurants, Inc., (2)	836

30	Boyd Gaming Corporation, (2)	281

40	Buffalo Wild Wings, Inc., (2)	1,610

10	Burger King Holdings Inc.	246

160	California Pizza Kitchen, Inc., (2)	2,059

260	Carnival Corporation	9,191

10	Chipotle Mexican Grill, Class B Shares, (2)	468

60	Choice Hotels International, Inc.	1,626

10	Darden Restaurants Inc.	286

200	Dominos Pizza Inc., (2)	2,428

120	Einstein Noah Restaurant Group, (2)	1,210

70	International Game Technology	1,203

60	Intl Speedway Corporation	2,335

90	Life Time Fitness Inc., (2)	2,814

70	Marriott International, Inc., Class A	1,826

340	McDonald’s Corporation	20,978

80	MGM Mirage Inc., (2)	2,280

100	Morgans Hotel Group Company, (2)	1,091

50	O’Charley’s, Inc.	438

50	P.F. Changs China Bistro, Inc., (2)	1,177

30	Panera Bread Company, (2)	1,527

120	Peets Coffee and Tea Inc., (2)	3,350

390	Pinnacle Entertainment Inc., (2)	2,948

70	Red Robin Gourmet Burgers, Inc., (2)	1,876

80	Royal Caribbean Cruises Limited	1,660

110	Starbucks Corporation, (2)	1,636

90	Starwood Hotels & Resorts Worldwide, Inc.	2,533

1,105	Wendys Arbys Group Inc.	5,812

50	WMS Industries Inc., (2)	1,529

160	YUM! Brands, Inc.	5,218
	Total Hotels, Restaurants & Leisure	89,729

	Household Durables – 0.9%

450	Beazer Homes USA, Inc., (2)	2,691

50	Blyth Inc.	567

80	Cavco Industries, Inc., (2)	2,892

60	Champion Enterprises Inc., (2)	333

100	D.R. Horton, Inc.	1,302

130	Ethan Allen Interiors Inc.	3,643

170	Fortune Brands Inc.	9,751

40	Harman International Industries Inc.	1,363

270	La Z Boy Inc.	2,516

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Household Durables (continued)

150	Leggett and Platt Inc.	$3,269

300	Lennar Corporation, Class A	4,557

150	MDC Holdings Inc.	5,489

50	Mohawk Industries Inc., (2)	3,370

20	National Presto Industries Inc.	1,490

170	Newell Rubbermaid Inc.	2,934

180	Ryland Group Inc.	4,774

50	Standard Pacific Corporation, (2)	246

160	Take-Two Interactive Software, Inc., (2)	2,624

40	Tempur Pedic International Inc.	470

240	Tupperware Corporation	6,631
	Total Household Durables	60,912

	Household Products – 1.4%

110	Central Garden & Pet Company, (2)	655

100	Colgate-Palmolive Company	7,535

240	Kimberly-Clark Corporation	15,562

1,020	Procter & Gamble Company	71,079
	Total Household Products	94,831

	Independent Power Producers & Energy Traders – 0.3%

790	AES Corporation, (2)	9,235

160	Calpine Corporation, (2)	2,080

50	Constellation Energy Group	1,215

100	Mirant Corporation, (2)	1,829

120	NRG Energy Inc., (2)	2,970
	Total Independent Power Producers & Energy Traders	17,329

	Industrial Conglomerates – 2.2%

260	3M Co.	17,761

4,390	General Electric Company	111,940

160	Genuine Parts Company	6,434

120	Lancaster Colony Corporation	4,519

50	McDermott International Inc., (2)	1,278

130	Textron Inc.	3,806

120	Tyco International Ltd.	4,202

20	Walter Industries Inc.	949
	Total Industrial Conglomerates	150,889

	Insurance – 4.0%

220	Ace Limited	11,909

340	AFLAC Incorporated	19,975

10	Alleghany Corporation, Term Loan, (2)	3,650

10	Allied World Assurance Holdings	355

360	Allstate Corporation	16,603

90	American Financial Group Inc.	2,655

450	American International Group, Inc., (2)	1,499

Shares	Description (1)	Value

	Insurance (continued)

30	Amtrust Financial Services, Inc.	$408

130	Aon Corporation	5,845

10	Arch Capital Group Limited, (2)	730

30	Argo Group International Holdings Inc., (2)	1,106

190	Arthur J. Gallagher & Co.	4,875

120	Aspen Insurance Holdings Limited	3,300

70	Assurant Inc.	3,850

50	Assured Guaranty Limited	813

100	Axis Capital Holdings Limited	3,171

220	Brown & Brown Inc.	4,756

110	Castlepoint Holdings Limited	1,224

360	Chubb Corporation	19,764

110	Cincinnati Financial Corporation	3,128

80	CNA Financial Corporation	2,099

220	Conseco Inc., (2)	774

40	Delphi Financial Group, Inc.	1,122

20	Employers Holdings, Inc.	348

10	Everest Reinsurance Group Ltd	865

20	Fidelity National Title Group Inc., Class A	294

60	First American Corporation	1,770

50	FPIC Insurance Group Inc., (2)	2,570

260	Genworth Financial Inc., Class A	2,239

120	Hartford Financial Services Group, Inc.	4,919

20	Hilb, Roga and Hamilton Companies	935

100	IPC Holdings Limited	3,021

220	Lincoln National Corporation	9,418

220	Loews Corporation	8,688

10	Markel Corporation, (2)	3,515

350	Marsh & McLennan Companies, Inc.	11,116

70	Max Capital Group Limited	1,626

140	MBIA Inc., (2)	1,666

30	Mercury General Corporation	1,643

183	MetLife, Inc.	10,248

130	Montpelier Re Holdings Limited	2,146

40	National Financial Partners Corp.	600

40	PartnerRe Limited	2,724

10	Philadelphia Consolidated Holding Corporation, (2)	586

70	Phoenix Companies Inc.	647

70	Platinum Underwriters Holdings Limited	2,484

100	Principal Financial Group, Inc.	4,349

40	ProAssurance Corporation, (2)	2,240

370	Progressive Corporation	6,438

160	Prudential Financial, Inc.	11,520

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Insurance (continued)

21	Reinsurance Company of America Inc., Class B Shares, (2)	$996

10	Reinsurance Group of America Inc., Class A Shares	540

10	RenaisasnceRE Holdings, Limited	520

120	RLI Corporation	7,451

10	Safety Insurance Group, Inc.	379

40	Seabright Insurance Holdings Inc., (2)	520

140	Selective Insurance Group Inc.	3,209

10	StanCorp Financial Group Inc.	520

60	Stewart Information Services Corporation	1,785

10	Torchmark Corporation	598

10	Tower Group Inc.	236

10	Transatlantic Holdings Inc.	544

570	Travelers Companies, Inc.	25,764

100	United America Indemnity Limited, (2)	1,423

10	Unitrin, Inc.	249

330	Unum Group	8,283

70	Valdius Holdings Limited	1,628

80	WR Berkley Corporation	1,884

120	XL Capital Ltd, Class A	2,153

50	Zenith National Insurance Corp.	1,832
	Total Insurance	272,740

	Internet & Catalog Retail – 0.3%

370	1-800-Flowers, (2)	2,227

40	Amazon.com, Inc., (2)	2,910

180	Expedia, Inc., (2)	2,720

170	IAC/InterActiveCorp., (2)	2,941

50	Insight Enterprises Inc., (2)	671

10	MSC Industrial Direct Inc., Class A	461

90	Overstock.com, Inc., (2)	1,783

100	PetMed Express, Inc., (2)	1,570

170	Stamps.com Inc., (2)	1,984
	Total Internet & Catalog Retail	17,267

	Internet Software & Services – 0.7%

120	Ariba Inc., (2)	1,696

10	Bankrate Inc., (2)	389

130	Blue Coat Systems Inc., (2)	1,845

460	Cybersource Corporation, (2)	7,411

80	DivX Inc., (2)	518

250	Earthlink, Inc., (2)	2,125

80	eBay Inc., (2)	1,790

10	Equinix Inc., (2)	695

50	Google Inc., Class A, (2)	20,026

180	Internap Network Services Corporation, (2)	626

Shares	Description (1)	Value

	Internet Software & Services (continued)

20	j2 Global Communications, Inc., (2)	$467

70	Marchex, Inc.	720

20	NIC, Incorporated, (2)	138

50	Omniture, Inc., (2)	918

30	Online Resources Corporation, (2)	233

40	Sohu.com Inc., (2)	2,230

10	Vocus, Inc., (2)	340

130	Yahoo! Inc., (2)	2,249
	Total Internet Software & Services	44,416

	IT Services – 0.9%

150	Accenture Limited	5,700

10	Affiliated Computer Services Inc., (2)	506

70	Automatic Data Processing, Inc.	2,993

250	Broadridge Financial Solutions, Inc.	3,848

40	CACI International Inc., (2)	2,004

130	Ciber, Inc., (2)	909

200	Computer Sciences Corporation, (2)	8,038

50	Convergys Corporation, (2)	739

60	Digital River, Inc., (2)	1,944

100	DST Systems Inc., (2)	5,599

40	Euronet Worldwide, Inc., (2)	669

10	FactSet Research Systems Inc.	523

30	Fair Isaac Corporation	692

80	Fidelity National Information Services	1,477

50	Fiserv, Inc., (2)	2,366

80	Global Payments Inc.	3,589

60	Iron Mountain Inc., (2)	1,465

20	Mercadolibre, Inc., (2)	407

70	Moduslink Global Solutions	673

120	Ness Technologies, Inc., (2)	1,376

70	Paychex, Inc.	2,312

100	Perot Systems Corporation, (2)	1,735

130	SAIC, Inc., (2)	2,630

80	Sapient Corporation, (2)	594

80	Scientific Games Corporation, (2)	1,842

90	SI International, Inc., (2)	2,705

160	SonicWALL, Inc., (2)	838

70	SRA International, Inc., (2)	1,584

10	Total System Services Inc.	164
	Total IT Services	59,921

	Leisure Equipment & Products – 0.3%

100	Hasbro, Inc.	3,472

200	JAKKS Pacific Inc., (2)	4,982

280	LeapFrog Enterprises Inc., (2)	2,957

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Leisure Equipment & Products (continued)

250	Marvel Entertainment Inc., (2)	$8,535

60	Mattel, Inc.	1,082
	Total Leisure Equipment & Products	21,028

	Life Sciences Tools & Services – 0.3%

30	Bio-Rad Laboratories Inc., (2)	2,974

70	Charles River Laboratories International, Inc., (2)	3,887

10	Covance, Inc., (2)	884

30	Dionex Corporation, (2)	1,907

30	Edwards Lifesciences Corporation, (2)	1,733

60	eResearch Technology, Inc., (2)	715

40	Exelixis, Inc., (2)	243

40	Illumina Inc., (2)	1,621

90	Medivation, Inc., (2)	2,381

20	Parexel International Corporation, (2)	573

60	Perkinelmer Inc.	1,498

20	Techne Corporation, (2)	1,442
	Total Life Sciences Tools & Services	19,858

	Machinery – 2.0%

10	3D Systems Corporation, (2)	143

40	Albany International Corporation, Class A	1,093

90	Ampco-Pittsburgh Corporation	2,331

20	Axsys Technologies, Inc., (2)	1,179

30	Blount International Inc., (2)	334

90	Bucyrus International, Inc.	4,021

80	Cascade Corporation	3,505

310	Caterpillar Inc.	18,476

100	Cummins Inc.	4,372

70	Danaher Corporation	4,858

220	Deere & Company	10,890

180	Donaldson Company, Inc.	7,544

110	Eaton Corporation	6,180

110	Greenbrier Companies Inc.	2,146

10	Hurco Companies, Inc., (2)	296

210	Illinois Tool Works Inc.	9,335

320	Ingersoll Rand Company Limited, Class A	9,974

40	ITT Industries Inc.	2,224

20	Joy Global Inc.	903

100	Kadant Inc., (2)	2,277

280	Kennametal Inc.	7,594

80	Key Technology, Inc., (2)	1,896

10	LB Foster Company, (2)	304

20	Middleby Corporation, (2)	1,086

50	Nordson Corporation	2,456

Shares	Description (1)	Value

	Machinery (continued)

170	PACCAR Inc.	$6,492

70	Parker Hannifin Corporation	3,710

80	Robbins & Myers, Inc.	2,474

90	Terex Corporation, (2)	2,747

120	Titan Machinery, Inc., (2)	2,497

30	Toro Company	1,239

50	TurboChef Technologies, Inc., (2)	308

30	Twin Disc, Inc.	413

110	Valmont Industries, Inc.	9,096

60	Wabash National Corporation	567
	Total Machinery	134,960

	Marine – 0.1%

40	Alexander and Bald, Inc., (2)	1,761

20	Genco Shipping and Trading Limited	665

210	Horizon Lines Inc., Class A Shares	2,073

120	Kirby Corporation, (2)	4,553
	Total Marine	9,052

	Media – 3.6%

2	Ascent Media Corporation, (2)	49

260	Belo Corp.	1,550

50	Cablevision Systems Corporation	1,258

830	CBS Corporation, Class B	12,101

10	CKX, Inc., (2)	62

2,040	Comcast Corporation, Class A	40,045

110	CTC Media, Inc., (2)	1,650

250	DIRECTV Group, Inc., (2)	6,543

25	Discovery Communications inc., Class A Shares, (2)	356

25	Discovery Communications Inc., Class C Shares, (2)	354

70	E.W. Scripps Company, Class A	495

230	Echostar Communications Corporation, Variable Prepaid Forward, (2)	4,830

90	Entercom Communications Corporation	452

180	Gannett Company Inc.	3,044

100	Gray Television Inc.	172

40	Guaranty Bancorp., (2)	244

10	Idearc Inc., (2)	13

40	Interactive Data Corporation	1,009

240	Interpublic Group Companies, Inc., (2)	1,860

40	Knology, Inc., (2)	323

40	Lamar Advertising Company, (2)	1,236

230	Lee Enterprises Inc.	805

310	Liberty Global Inc, A Shares, (2)	9,393

130	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	3,246

250	Liberty Media Holding Corporation Interactive, Class A, (2)	3,228

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Media (continued)

100	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	$1,338

80	Live Nation Inc., (2)	1,302

290	McClatchy Company	1,276

180	McGraw-Hill Companies, Inc.	5,690

60	MediaCom Communications Corporation, (2)	355

30	Morningstar, Inc., (2)	1,664

60	National CineMedia, Inc.	663

1,890	News Corporation, Class A	22,661

140	Omnicom Group Inc.	5,398

50	RCN Corporation, (2)	613

100	Scholastic Corporation	2,568

250	Time Warner Cable, Class A, (2)	6,050

3,480	Time Warner Inc.	45,623

900	TiVo, Inc., (2)	6,588

100	Vallassis Communications Inc., (2)	866

150	ValueClick, Inc., (2)	1,535

570	Viacom Inc., Class B, (2)	14,159

790	Walt Disney Company	24,245

410	World Wrestling Entertainment Inc.	6,339
	Total Media	243,251

	Metals & Mining – 1.3%

50	AK Steel Holding Corporation	1,296

420	Alcoa Inc.	9,484

80	Allegheny Technologies, Inc.	2,364

300	AMCOL International Corp.	9,378

30	Brush Engineered Material, (2)	557

20	Century Aluminum Company, (2)	554

30	Cleveland-Cliffs Inc.	1,588

390	Coeur d’Alene Mines Corporation, (2)	597

70	CONSOL Energy Inc.	3,212

270	Freeport-McMoRan Copper & Gold, Inc.	15,350

540	General Moly, Inc., (2)	2,349

160	Hecla Mining Company, (2)	749

150	Newmont Mining Corporation	5,814

420	Nucor Corporation	16,590

100	Olympic Steel Inc.	2,949

190	Reliance Steel & Aluminum Company	7,214

110	Royal Gold, Inc.	3,956

20	Southern Copper Corporation	382

40	United States Steel Corporation	3,104
	Total Metals & Mining	87,487

Shares	Description (1)	Value

	Multiline Retail – 0.9%

10	99 Cents Only Stores, (2)	$110

40	Big Lots, Inc., (2)	1,113

30	Dillard’s, Inc., Class A	354

580	Federated Department Stores, Inc.	10,428

150	J.C. Penney Company, Inc.	5,001

390	Kohl’s Corporation, (2)	17,971

100	Nordstrom, Inc.	2,882

30	Sears Holding Corporation, (2)	2,805

440	Target Corporation	21,582
	Total Multiline Retail	62,246

	Multi-Utilities – 1.5%

570	CenterPoint Energy, Inc.	8,305

250	Dominion Resources, Inc.	10,695

1,200	Duke Energy Corporation	20,916

90	Dynegy Inc., (2)	322

100	Integrys Energy Group, Inc.	4,994

30	MDU Resources Group Inc.	870

240	NiSource Inc.	3,542

20	NSTAR	670

260	Public Service Enterprise Group Incorporated	8,525

230	Scana Corporation	8,954

290	Sempra Energy	14,636

110	Vectren Corporation	3,064

90	Wisconsin Energy Corporation	4,041

430	Xcel Energy, Inc.	8,596
	Total Multi-Utilities	98,130

	Office Electronics – 0.1%

100	IKON Office Solutions	1,701

210	Xerox Corporation	2,421
	Total Office Electronics	4,122

	Oil, Gas & Consumable Fuels – 10.3%

60	Alpha Natural Resources Inc., (2)	3,086

290	Apache Corporation	30,241

90	Arch Coal Inc.	2,960

80	Arena Resources Inc., (2)	3,108

80	Atlas America, Inc.	2,729

90	ATP Oil & Gas Corporation, (2)	1,603

130	Aventine Renewable Energy Holdings, Inc., (2)	411

70	Berry Petroleum Company	2,711

160	Bill Barrett Corporation, (2)	5,138

80	BPZ Resources, Inc., (2)	1,376

20	Callon Petroleum Company Del, (2)	361

60	Carrizo Oil & Gas, Inc., (2)	2,176

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

350	Cheniere Energy Inc., (2)	$788

310	Chesapeake Energy Corporation	11,117

1,140	Chevron Corporation	94,022

70	Cimarex Energy Company	3,424

180	Clean Energy Fuels Corporation, (2)	2,547

60	Comstock Resources Inc., (2)	3,003

800	ConocoPhillips	58,596

60	Continental Resources Inc., (2)	2,354

70	Crosstex Energy, Inc.	1,748

50	CVTR Energy Inc., (2)	426

280	Delta Petroleum Corporation, (2)	3,802

170	Denbury Resources Inc., (2)	3,237

310	Devon Energy Corporation	28,272

390	El Paso Corporation	4,976

10	Encore Acquisition Company, (2)	418

40	Energy Partners Limited, (2)	347

100	EOG Resources, Inc.	8,946

90	Exco Resources Inc., (2)	1,469

2,790	Exxon Mobil Corporation, Sponsored ADR	216,662

50	Forest Oil Corporation, (2)	2,480

70	Frontier Oil Corporation	1,289

30	General Maritime Corporation	584

160	Harvest Natural Resources Inc., (2)	1,619

150	Hess Corporation	12,312

40	Holly Corporation	1,157

490	Marathon Oil Corporation	19,536

30	Mariner Energy Inc., (2)	615

50	Massey Energy Company	1,784

420	McMoran Exploration Corporation, (2)	9,929

90	Murphy Oil Corporation	5,773

90	Newfield Exploration Company, (2)	2,879

100	Noble Energy, Inc.	5,559

190	Northern Oil and Gas Inc., (2)	1,545

430	Occidental Petroleum Corporation	30,294

100	Peabody Energy Corporation	4,500

70	Penn Virginia Corporation	3,741

80	Pertoleum Development Corporation, (2)	3,550

120	Petrohawk Energy Corporation, (2)	2,596

30	Pioneer Natural Resources Company	1,568

130	Plains Exploration & Production Company, (2)	4,571

70	Primedia Inc.	170

60	Range Resources Corporation	2,572

70	Rosetta Resources, Inc., (2)	1,285

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

10	SandRidge Energy Inc., (2)	$196

100	Southwestern Energy Company, (2)	3,054

90	St Mary Land and Exploration Company	3,209

60	Stone Energy Corporation, (2)	2,540

160	Swift Energy Company, (2)	6,190

200	Tesoro Petroleum Corporation	3,298

260	Vaalco Energy Inc., (2)	1,778

610	Valero Energy Corporation	18,483

130	Venoco Inc., (2)	1,690

190	Verasun Energy Corporation, (2)	595

60	Western Refining Inc., (2)	607

10	Whiting Petroleum Corporation, (2)	713

310	Williams Companies, Inc.	7,332

90	World Fuel Services Corporation	2,073

390	XTO Energy, Inc.	18,143
	Total Oil, Gas & Consumable Fuels	693,863

	Paper & Forest Products – 0.6%

150	Buckeye Technologies Inc., (2)	1,229

30	Deltic Timber Corporation	1,909

580	International Paper Company	15,184

260	MeadWestvaco Corporation	6,061

50	Neenah Paper, Inc.	990

50	Potlatch Corporation	2,320

190	Weyerhaeuser Company	11,510
	Total Paper & Forest Products	39,203

	Personal Products – 0.1%

80	Alberto Culver Company	2,179

70	Avon Products, Inc.	2,910

10	Estee Lauder Companies Inc., Class A	499

20	NBTY Inc., (2)	590

50	Nutri System Inc.	886
	Total Personal Products	7,064

	Pharmaceuticals – 4.6%

330	Abbott Laboratories	19,001

90	Akorn, Inc., (2)	462

30	Alexion Pharmaceuticals Inc., (2)	1,179

40	Allergan, Inc.	2,060

10	AMAG Pharmaceuticals Inc., (2)	387

50	BioMarin Pharmaceutical Inc., (2)	1,325

30	BMP Sunstone Corporation, (2)	208

280	Bristol-Myers Squibb Company	5,838

20	Cubist Pharmaceuticals Inc., (2)	445

20	CV Therapeutics Inc., (2)	216

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Pharmaceuticals (continued)

80	Durect Corporation, (2)	$448

610	Eli Lilly and Company	26,858

50	Endo Pharmaceuticals Holdings Inc., (2)	1,000

40	Forest Laboratories, Inc., (2)	1,131

1,170	Johnson & Johnson	81,053

130	Medarex Inc., (2)	841

1,240	Merck & Co. Inc.	39,134

260	Mylan Laboratories Inc., (2)	2,969

70	Noven Pharmaceuticals Inc., (2)	818

220	OSI Pharmaceuticals, Inc., (2)	10,844

240	Pain Therapeutics, Inc., (2)	2,345

4,130	Pfizer Inc.	76,152

100	Salix Pharmaceuticals Limited, (2)	641

240	Schering-Plough Corporation	4,433

40	United Therapeutics Corporation, (2)	4,207

90	Valeant Pharmaceuticals International, (2)	1,842

70	Vivus, Inc., (2)	556

80	Watson Pharmaceuticals Inc., (2)	2,280

530	Wyeth	19,578

30	Xenoport, Inc., (2)	1,455
	Total Pharmaceuticals	309,706

	Real Estate – 2.5%

30	Acadia Realty Trust	758

10	Alexandria Real Estate Equities Inc.	1,125

50	AMB Property Corp.	2,265

40	American Campus Communities Inc.	1,355

20	American Public Education Inc., (2)	966

580	Annaly Capital Management Inc.	7,801

40	Apartment Investment & Management Company, Class A	1,401

10	AvalonBay Communities, Inc.	984

70	BioMed Realty Trust Inc.	1,852

50	Boston Properties, Inc.	4,683

120	Brandywine Realty Trust	1,924

110	Cedar Shopping Centers Inc.	1,454

170	Colonial Properties Trust	3,177

30	Corporate Office Properties	1,211

50	Cousins Properties, Inc.	1,262

180	DCT Industrial Trust Inc.	1,348

70	Developers Diversified Realty Corporation	2,218

290	DiamondRock Hospitality Company	2,639

90	Douglas Emmett Inc.	2,076

70	Duke Realty Corporation	1,721

70	Dupont Fabros Technology Inc.	1,068

Shares	Description (1)	Value

	Real Estate (continued)

30	EastGroup Properties Inc.	$1,456

100	Entertainment Properties Trust	5,472

60	Equity Lifestyles Properties Inc.	3,182

90	Equity Residential	3,997

80	Extra Space Storage Inc.	1,229

20	Federal Realty Investment Trust	1,712

40	FelCor Lodging Trust Inc.	286

50	First Industrial Realty Trust, Inc.	1,434

50	General Growth Properties Inc., (2)	755

50	Glimcher Realty Trust	522

90	Health Care Property Investors Inc.	3,612

40	Health Care REIT, Inc.	2,129

120	Healthcare Realty Trust, Inc.	3,498

50	Highwoods Properties, Inc.	1,778

30	Home Properties New York, Inc.	1,739

70	Hospitality Properties Trust	1,436

410	Host Hotels & Resorts Inc.	5,449

200	Inland Real Estate Corporation	3,138

40	Kilroy Realty Corporation	1,912

50	Kimco Realty Corporation	1,847

130	LaSalle Hotel Properties	3,032

40	Liberty Property Trust	1,506

20	Macerich Company	1,273

40	Mack-Cali Realty Corporation	1,355

650	MFA Mortgage Investments, Inc.	4,225

30	Mid-America Apartment Communities	1,474

260	National Retail Properties, Inc.	6,227

60	Nationwide Health Properties, Inc.	2,159

120	Northstar Realty Finance Corporation	930

80	Omega Healthcare Investors Inc.	1,573

30	Penn Real Estate Investment Trust	566

60	Plum Creek Timber Company	2,992

40	Post Properties, Inc.	1,119

130	ProLogis	5,365

10	PS Business Parks Inc.	576

30	Public Storage, Inc.	2,970

60	Rayonier Inc.	2,841

100	Realty Income Corporation	2,560

90	Redwood Trust Inc.	1,956

10	Regency Centers Corporation	667

100	Senior Housing Properties Trust	2,383

50	Simon Property Group, Inc.	4,850

20	SL Green Realty Corporation	1,296

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Real Estate (continued)

90	Sovran Self Storage Inc.	$4,022

90	Strategic Hotels & Resorts Inc.	680

70	Sunstone Hotel Investors Inc.	945

40	Tanger Factory Outlet Centers	1,752

30	Taubman Centers Inc.	1,500

160	Urstadt Biddle Properties Inc.	3,000

210	U-Store-It Trust	2,577

90	Ventas Inc.	4,448

50	Vornado Realty Trust	4,548

130	Washington Real Estate Investment Trust	4,762
	Total Real Estate	172,000

	Real Estate Management & Development – 0.1%

100	CB Richard Ellis Group, Inc., Class A, (2)	1,337

60	Forest City Enterprises, Inc.	1,840

210	Forestar Real Estate Group Inc., (2)	3,098

10	Jones Lang LaSalle Inc.	435

20	Move, Inc., (2)	42

20	St Joe Company, (2)	782
	Total Real Estate Management & Development	7,534

	Road & Rail – 1.2%

10	AMERCO, (2)	419

170	Arkansas Best Corporation	5,727

180	Burlington Northern Santa Fe Corporation	16,637

50	Con-Way, Inc.	2,206

250	CSX Corporation	13,643

120	Dollas Thrifty Automotive Group Inc., (2)	232

150	Heartland Express, Inc.	2,328

90	Kansas City Southern Industries, (2)	3,992

30	Landstar System	1,322

250	Norfolk Southern Corporation	16,553

160	Old Dominion Frght Line, (2)	4,534

130	Union Pacific Corporation	9,251

190	Werner Enterprises, Inc.	4,125

80	YRC Worldwide Inc., (2)	957
	Total Road & Rail	81,926

	Semiconductors & Equipment – 1.8%

40	Advanced Analogic, (2)	186

90	Amkor Technology Inc., (2)	573

70	Anadigics Inc., (2)	197

80	Analog Devices, Inc.	2,108

210	Applied Materials, Inc.	3,177

180	Atheros Communications, Inc., (2)	4,244

40	ATMI Inc., (2)	719

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

170	Axcelis Technologies Inc., (2)	$289

100	Broadcom Corporation, Class A, (2)	1,863

160	Brooks Automation Inc., (2)	1,338

30	Cabot Microelectronics Corporation, (2)	962

30	Cavium Networks, Inc., (2)	422

60	Cohu Inc.	949

30	Cree, Inc., (2)	683

70	Cymer, Inc., (2)	1,773

30	Diodes Inc., (2)	554

210	EMCORE Corporation, (2)	1,037

100	Entegris Inc., (2)	484

10	FormFactor Inc., (2)	174

10	Hittite Microwave Corporation, (2)	336

2,010	Intel Corporation	37,647

150	IXYS Corporation	1,364

40	KLA-Tencor Corporation	1,266

190	Kulicke & Soffa Industries Inc., (2)	857

160	Lam Research Corporation, (2)	5,038

50	Linear Technology Corporation	1,533

120	Marvell Technology Group Ltd., (2)	1,116

30	Microchip Technology Incorporated	883

250	Microsemi Corporation, (2)	6,370

30	Monolithic Power Systems, Inc., (2)	521

210	National Semiconductor Corporation	3,614

120	Novellus Systems, Inc., (2)	2,357

550	NVIDIA Corporation, (2)	5,891

140	ON Semiconductor Corporation, (2)	946

40	Pericom Semiconductor Corporation, (2)	420

840	PMC-Sierra, Inc., (2)	6,233

40	Power Integrations Inc., (2)	964

110	RF Micro Devices, Inc., (2)	321

70	Rubicon Technology Inc., (2)	505

60	Semtech Corporation, (2)	838

20	Sigma Designs, Inc., (2)	284

80	Silicon Laboratories Inc., (2)	2,456

390	Silicon Storage Technology Inc., (2)	1,271

60	SiRF Technology Holdings, Inc., (2)	89

250	Skyworks Solutions Inc., (2)	2,090

20	Supertex Inc., (2)	563

200	Techwell, Inc., (2)	1,886

540	Texas Instruments Incorporated	11,610

70	Trident Microsystems Inc., (2)	168

130	Volterra Semiconductor Corporation, (2)	1,655

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

70	Xilinx, Inc.	$1,642
	Total Semiconductors & Equipment	124,466

	Software – 2.2%

90	ACI Worldwide, Inc., (2)	1,577

70	Adobe Systems Incorporated, (2)	2,763

20	Advent Software Inc., (2)	705

70	Amdocs Limited, (2)	1,917

30	Ansys Inc., (2)	1,136

60	Blackbaud, Inc.	1,107

30	Blackboard, Inc., (2)	1,209

50	BMC Software, Inc., (2)	1,432

20	CA Inc.	399

20	Citrix Systems, (2)	505

120	Compuware Corporation, (2)	1,163

80	Concur Technologies, Inc., (2)	3,061

30	Electronic Arts Inc. (EA), (2)	1,110

20	Falconstore Software, Inc., (2)	107

180	Henry Jack and Associates Inc.	3,659

180	Informatica Corporation, (2)	2,338

80	Intuit Inc., (2)	2,529

540	Lawson Software, Inc., (2)	3,780

30	ManTech International Corporation, Class A, (2)	1,779

110	Micros Systems, Inc., (2)	2,933

2,160	Microsoft Corporation	57,650

100	Net 1 Ueps Technologies, Inc., (2)	2,233

100	NetScout Systems, Inc., (2)	1,064

230	Nuance Communications, Inc., (2)	2,804

500	Oracle Corporation, (2)	10,155

140	Parametric Technology Corporation, (2)	2,576

140	Progress Software Corporation, (2)	3,639

220	Quest Software Inc., (2)	2,792

80	Radiant Systems, Inc., (2)	695

260	RealNetworks Inc., (2)	1,321

90	Red Hat, Inc., (2)	1,356

20	Salesforce.com, Inc., (2)	968

70	Solera Holdings Inc., (2)	2,010

150	Sybase, Inc., (2)	4,593

540	Symantec Corporation, (2)	10,573

40	THQ, Inc., (2)	482

220	Tibco Software Inc., (2)	1,610

40	Ultimate Software Group, Inc., (2)	1,080

170	VeriSign, Inc., (2)	4,434

110	Vignette Corporation, (2)	1,181
	Total Software	148,425

Shares	Description (1)	Value

	Specialty Retail – 2.1%

20	Abercrombie & Fitch Co., Class A	$789

140	Aeropostale, Inc., (2)	4,495

140	American Eagle Outfitters, Inc.	2,135

140	Bed Bath and Beyond Inc., (2)	4,397

340	Best Buy Co., Inc.	12,750

70	Borders Group, Inc., (2)	459

10	Buckle Inc.	555

30	Chico’s FAS, Inc., (2)	164

200	Christopher & Banks Corporation	1,534

170	Circuit City Stores, Inc., (2)	129

10	Citi Trends, Inc., (2)	163

350	Foot Locker, Inc.	5,656

60	GameStop Corporation, (2)	2,053

220	Gap, Inc.	3,912

70	Genesco Inc., (2)	2,344

50	Group 1 Automotive Inc.	1,087

170	Gymboree Corporation, (2)	6,035

1,140	Home Depot, Inc.	29,515

20	J. Crew Group Inc., (2)	571

1,040	Lowe’s Companies, Inc.	24,638

230	Mens Wearhouse Inc.	4,885

30	Monro Muffler Brake, Inc.	692

100	NetFlix.com Inc., (2)	3,088

150	Office Depot, Inc., (2)	873

50	RadioShack Corporation	864

150	Regis Corporation	4,125

130	Rent-A-Center Inc., (2)	2,896

50	Ross Stores, Inc.	1,841

30	Sally Beauty Holdings Inc., (2)	258

30	Sherwin-Williams Company	1,715

240	Staples, Inc.	5,400

200	TJX Companies, Inc.	6,104

40	Tractor Supply Company, (2)	1,682

30	Tween Brands Inc., (2)	294

80	Williams-Sonoma Inc.	1,294

110	Zale Corporation, (2)	2,750
	Total Specialty Retail	142,142

	Textiles, Apparel & Luxury Goods – 0.6%

300	bebe stores, inc.	2,931

110	Brown Shoe Inc.	1,802

20	Carter’s Inc., (2)	395

90	Coach, Inc., (2)	2,254

20	Collective Brands Inc., (2)	366

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

140	Hanesbrands Inc., (2)	$3,045

430	Jones Apparel Group, Inc.	7,959

130	K Swiss, Inc.	2,262

410	Liz Claiborne, Inc.	6,736

20	Lululemon Athletica Inc., (2)	461

80	Nike, Inc., Class B	5,352

70	Perry Ellis International, Inc., (2)	1,044

30	Phillips-Van Heusen Corporation	1,137

30	Steven Madden Limited, (2)	743

90	Under Armour, Inc., (2)	2,858

10	UniFirst Corporation	431

10	Warnaco Group, Inc., (2)	453
	Total Textiles, Apparel & Luxury Goods	40,229

	Thrifts & Mortgage Finance – 0.6%

220	Beneficial Mutual Bancorp Inc., (2)	2,783

270	Dime Community Bancshares, Inc.	4,109

80	Federal Agricultural Mortgage Corporation	328

170	Federal Home Loan Mortgage Corporation, (2)	291

310	Federal National Mortgage Association, (2)	474

160	First Niagara Financial Group Inc.	2,520

80	Flushing Financial Corporation	1,400

290	Hudson City Bancorp, Inc.	5,351

380	NewAlliance BancShares Inv	5,711

30	Northwest Bancorp, Inc.	826

170	People’s United Financial, Inc.	3,273

1,320	PMI Group Inc.	3,894

170	Provident Financial Services Inc.	2,807

40	Provident New York Bancorp.	529

10	Sovereign Bancorp, Inc., (2)	40

240	TFS Financial Corporation	3,005

120	Washington Federal Inc.	2,214

420	Washington Mutual, Inc., (2)	34
	Total Thrifts & Mortgage Finance	39,589

	Tobacco – 1.0%

220	Alliance One International, Inc., (2)	836

2,230	Altria Group, Inc.	44,243

160	Philip Morris International	7,696

250	Reynolds American Inc.	12,155

40	Universal Corporation	1,964

60	UST Inc.	3,992
	Total Tobacco	70,886

Shares	Description (1)	Value

	Trading Companies & Distributors – 0.1%

10	Beacon Roofing Supply Company, (2)	$156

50	Kaman Corporation	1,424

200	Odyssey Marine Exploration Inc., (2)	908

180	TransDigm Group Incorporated, (2)	6,161

70	United Rentals Inc., (2)	1,067

20	WESCO International Inc., (2)	644
	Total Trading Companies & Distributors	10,360

	Transportation Infrastructure – 0.0%

530	Hackett Group, Inc., (2)	2,883
	Water Utilities – 0.0%

20	SJW Corporation	599
	Wireless Telecommunication Services – 0.2%

70	American Tower Corporation, (2)	2,517

290	Crown Castle International Corporation, (2)	8,400

400	ICO Global Communications, (2)	436

60	NII Holdings Inc., Class B, (2)	2,275

100	PAETEC Holdings Inc., (2)	215

10	SBA Communications Corporation, (2)	259

30	Syniverse Holdings Inc., (2)	498

20	Telephone and Data Systems Inc.	715

10	United States Cellular Corporation, (2)	469
	Total Wireless Telecommunication Services	15,784

	Total Common Stocks (cost $7,415,523)	6,743,164

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

$115	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $114,952, collateralized by $120,000 U.S. Treasury Bills, 0.000%, due 12/26/08, value $119,850	0.100%	10/01/08	$114,952

	Total Short-Term Investments (cost $114,952)			114,952

	Total Investments (cost $7,530,475) – 101.4%			6,858,116

	Other Assets Less Liabilities – (1.4)%			(96,206)

	Net Assets – 100%			$6,761,910

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$6,857,948	$168	$—	$6,858,116

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $7,530,475.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$127,569
Depreciation	(799,928)
Net unrealized appreciation (depreciation) of investments	$(672,359)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2008